Unique ID  Borrower  Original  State Note Date  Application  Occupancy  Purpose                QM Status    Overall  Fitch    Moody's  DBRS     S&P      Credit  Fitch   Moody's  DBRS    S&P     Credit Exceptions              Credit       Credit     Property  Fitch     Moody's   DBRS      S&P       Property   Property    Property   Compliance  Fitch       Moody's     DBRS        S&P         Compliance Exceptions                                                                                                                 Compliance Exception Information                                     Compliance Exception Comments        Seller Response           Compensating  Subject to Disposition
           Name      Loan                       Date                                                        Grade    Overall  Overall  Overall  Overall  Grade   Credit  Credit   Credit  Credit                                 Exception    Exception  Grade     Property  Property  Property  Property  Exceptions Exception   Exception  Grade       Compliance  Compliance  Compliance  Compliance                                                                                                                                                                                                                                                                            Factors       Predatory
                     Amount                                                                                          Rating   Rating   Rating   Rating           Rating  Rating   Rating  Rating                                 Information  Comments             Rating    Rating    Rating    Rating               Information Comments               Rating      Rating      Rating      Rating                                                                                                                                                                                                                                                                                              - Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 to Test

7497274100 XXX       $XXX      TN    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.                                                                 required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    initialed by borrower.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application date.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date.
                                                                                                                                                                                                                                                                                                                                                                                                         Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                         Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
7497949216 XXX       $XXX      NM    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                                                                                                                                                                                                         Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008.
7508489485 XXX       $XXX      TX    4/XX/2005  3/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of      Federal Compliance - Final TIL Finance Charge Under Disclosed: DuIt                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.                                                                                               appears a lower Index was used at origination than the 2.17083%
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing      Index available within the look-back period.
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 4.47010% is underdisclosed from calculated APR of 5.58447% outside of 0.250% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $22,600.25.
7502742421 XXX       $XXX      TX    8/XX/2005  4/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
7495478490 XXX       $XXX      NY    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property   initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7490146295 XXX       $XXX      NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect -                                                                                                                  3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge                                                                                                                                                               Late Charge
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         of greater than 5.0% or a grace period less than 15 days.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7496360873 XXX       $XXX      NY    7/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7506981869 XXX       $XXX      NC    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - North Carolina First Lien Late Charge Grace Period Testing: North Carolina Late Charge: Note grace period of
                                                                                                                                                                                                                                                                                                                                                                                                         10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of
                                                                                                                                                                                                                                                                                                                                                                                                         5.00000% exceeds the state maximum of 4%.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                                                                                                                                                                                                         Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
7497324245 XXX       $XXX      OK    5/XX/2013  3/XX/2013    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage                                                                                                                                                                       -
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
                                                                                                                                                                                                  Insurance Certificate (MIC)
                                                                                                                                                                                                  not provided
7509429587 XXX       $XXX      SC    6/XX/2006  5/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not    required parties: TIL appears to be final but not signed nor provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the  initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         loan.                                                                                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  dated by borrower so cannot confirm that borrower received.
7505831441 XXX       $XXX      NY    5/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7494284541 XXX       $XXX      NY    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7496202549 XXX       $XXX      NY    8/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family       required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             residence, state and federal testing may be impacted.                                                                                 initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case   Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                              Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7500459393 XXX       $XXX      TX    10/XX/2003 9/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
7503419281 XXX       $XXX      TX    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7491357747 XXX       $XXX      TX    1/XX/2005  12/XX/2004   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Appraisal                                                                                                   2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                  Missing Valuation:             not provided                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                   Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family       date same as disbursement and/or note date but is not dated by
                                                                                                                                                                                                                                                                                                                                                                                                         residence, state and federal testing may be impacted.                                                                                 borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7492608325 XXX       $XXX      OH    2/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.
7505317319 XXX       $XXX      NY    9/XX/2006  7/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                                                                                                              -
7498289870 XXX       $XXX      NY    3/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed or dated by borrower so cannot confirm that borrower received
7500053809 XXX       $XXX      SC    5/XX/2006  5/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Borrower signature not                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not    dated.: TIL appears to be final but not signed nor initialed by provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the  borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         loan.                                                                                                                                 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                            required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by borrower so cannot confirm that borrower received.
7507539748 XXX       $XXX      SC    2/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did   required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             not provide Affiliated Business Arrangement Disclosure to borrower.                                                                   initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not    Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                         provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the  Unable to determine underdisclosure due to missing Itemization of
                                                                                                                                                                                                                                                                                                                                                                                                         loan.                                                                                                                                 Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $297.98.                                                       date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        not signed or dated by borrower so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  received.
7509982225 XXX       $XXX      CO    6/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7508262753 XXX       $XXX      NY    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7498395881 XXX       $XXX      NM    12/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      Consummation: TIL in file indicated to be final. Expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                            date same as disbursement and/or note date but is not dated by
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7505133347 XXX       $XXX      NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect -                                                                                                                  3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge                                                                                                                                                               Late Charge
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         of greater than 5.0% or a grace period less than 15 days.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
7492816288 XXX       $XXX      NY    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
7502811433 XXX       $XXX      NC    5/XX/2005  4/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7496393085 XXX       $XXX      NC    2/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        date same as disbursement and/or note date but is not dated by
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  borrower so cannot confirm that borrower received.
7500787165 XXX       $XXX      NY    1/XX/2010  11/XX/2009   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                        Debt Consolidation
7503810980 XXX       $XXX      MA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              interest.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7496643365 XXX       $XXX      MI    2/XX/2004  1/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                         Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                         Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7499805463 XXX       $XXX      SC    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Unable to test complaint agency due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Acknowledgement of Receipt of Complaint Agency Disclosure Not In File): South
                                                                                                                                                                                                                                                                                                                                                                                                         Carolina Home Loan: Borrower did not acknowledge receipt of document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
7491022323 XXX       $XXX      NM    3/XX/2006  2/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Appraisal Documentation -  Appraisal                                                                                                   2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                  Missing Document: Appraisal    not                                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family       required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  not provided                   provided.                                                                                                                                                               residence, state and federal testing may be impacted.                                                                                 initialed by borrower.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case   Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                  Missing Valuation:                                                                                                                                                                                     Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                              Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7491765416 XXX       $XXX      OH    1/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                                                                                                                                                                                                                            application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7501166999 XXX       $XXX      OH    11/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                        Missing Document: Mortgage                                                                                                                                                                             borrower within three (3) days of application.
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            [2] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible
                                                                                                                                                                                                  not provided                                                                                                                                                                                           prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)
7497169475 XXX       $XXX      NY    7/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Finance Charge Under Disclosed:                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          Unable to determine under disclosure due to missing TIL itemization
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $422.03.                                                       of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7496894460 XXX       $XXX      SC    3/XX/2007  7/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                         provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
7498184428 XXX       $XXX      NM    10/XX/2007 8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case   required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                              initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7501152351 XXX       $XXX      CT    12/XX/2006 10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7503736406 XXX       $XXX      NM    11/XX/2006 10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.                                                                                                                     initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant  dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7504624417 XXX       $XXX      NC    12/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.                                                                                                                     initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7492572641 XXX       $XXX      SC    1/XX/2007  12/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not    Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                         provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the  Unable to determine under disclosure due to missing TIL itemization
                                                                                                                                                                                                                                                                                                                                                                                                         loan.                                                                                                                                 of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $300.64.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7505008919 XXX       $XXX      IL    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.                                                                                                                     initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant  not signed or dated by borrower so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                         within three (3) business days of application due to missing information.                                                             received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7503231040 XXX       $XXX      KY    12/XX/2005 11/XX/2005   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                  [3] Insurance Documentation -                                                                                                                                                                          Initial Loan Application Date.
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  not provided                                                                                                                                                                                           application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7499886183 XXX       $XXX      OH    9/XX/2005  8/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $5,890.40 exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7499473725 XXX       $XXX      MA    11/XX/2008 10/XX/2008   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage    required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on     initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment,  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         if applicable                                                                                                                         Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7499292386 XXX       $XXX      NY    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7499590560 XXX       $XXX      RI    5/XX/2007  5/XX/2007    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7504072715 XXX       $XXX      NY    4/XX/2005  12/XX/2004   Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7507033050 XXX       $XXX      NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - FHA - Informed                                                                                                               2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                        Debt Consolidation                                                                                                        Consumer Choice Disclosure was                                                                                                                                                                         [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used
                                                                                                                                                                                                  not provided to borrower                                                                                                                                                                               as FHA case # assignment date for purposes of any applicable compliance testing.
                                                                                                                                                                                                  within 3 business days of the                                                                                                                                                                          [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  loan application.: Disclosure:                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  FHA - Informed Consumer Choice                                                                                                                                                                         were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Disclosure (Government                                                                                                                                                                                 application date.
                                                                                                                                                                                                  Documents)
                                                                                                                                                                                                  [3] Government Documentation -
                                                                                                                                                                                                  Missing Document: FHA Case
                                                                                                                                                                                                  Number Assignment not provided
                                                                                                                                                                                                  [3] Government Documentation -
                                                                                                                                                                                                  Missing Document: FHA Mortgage
                                                                                                                                                                                                  Insurance Certificate not
                                                                                                                                                                                                  provided
                                                                                                                                                                                                  [2] Miscellaneous Compliance -
                                                                                                                                                                                                  Loan has been identified as
                                                                                                                                                                                                  FHA/VA
7491403818 XXX       $XXX      SC    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not    Consummation: TIL in file indicated to be final, expected funding provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the  date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         loan.                                                                                                                                 dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7508571028 XXX       $XXX      NM    4/XX/2008  3/XX/2008    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                                                                                                                                                                                                         Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
7507973982 XXX       $XXX      NJ    1/XX/2006  12/XX/2005   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7496334762 XXX       $XXX      SC    10/XX/2006 9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not    required parties: TIL appears to be final but not signed nor provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the  initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         loan.                                                                                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  dated by borrower so cannot confirm that borrower received.
7498454945 XXX       $XXX      TX    3/XX/2008  11/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed or dated by borrower so cannot confirm that borrower received.
7507336678 XXX       $XXX      NJ    1/XX/2005  11/XX/2004   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7490868879 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                        Other                                                                                                                                                                                                                                                                                                                            Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                         determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
7502332437 XXX       $XXX      CA    11/XX/2005 9/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                  Instrument is not on a                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                  FNMA/FHLMC form and does not                                                                                                                                                                           Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                  contain the following                                                                                                                                                                                  [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                  clauses:: Homestead Exemption
                                                                                                                                                                                                  Waiver
7503389960 XXX       $XXX      NY    6/XX/2008  4/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family       Consummation: TIL in file indicated to be final. Expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         residence, state and federal testing may be impacted.                                                                                 date same as disbursement and/or note date but is not dated by
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case   borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7501124104 XXX       $XXX      TX    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                     initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant  dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7492138075 XXX       $XXX      CO    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7500540796 XXX       $XXX      OH    7/XX/2004  6/XX/2004    Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1                                                                                                                                                     Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7501503266 XXX       $XXX      NY    10/XX/2010 12/XX/2009   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Closing / Title - (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided.                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Document Error - HUD form type is Post-2010, GFE form type is Pre-2010  and creditor application date is before January 1, 2010.:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor Application Date:  12/XX/2009
7504605811 XXX       $XXX      IL    1/XX/2009  12/XX/2008   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7494528063 XXX       $XXX      MA    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      date same as disbursement and/or note date but is not dated by
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7508985199 XXX       $XXX      NM    5/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by borrower so cannot confirm that borrower received.
7493468766 XXX       $XXX      MA    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7490891928 XXX       $XXX      NJ    2/XX/2005  2/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                                                                                      -
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            business days of application.
                                                                                                                                                                                                  not provided
7501702103 XXX       $XXX      NM    7/XX/2007  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case   Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                              date same as disbursement and/or note date but is not dated by
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7509733782 XXX       $XXX      MA    10/XX/2006 9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                   Consummation: TIL in file indicated to be final. Expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  date same as disbursement and/or note date but is not dated by
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7496912218 XXX       $XXX      MA    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home   required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's  initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         interest.                                                                                                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         in the pay-off which may impact high cost findings.                                                                                   date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7506407425 XXX       $XXX      NC    8/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7498835211 XXX       $XXX      NY    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the    Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                            borrower.                                                                                                                             itemization did not disclose a courier fee of $50 as prepaid finance
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          charge.
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Max prepay term allowed on an adjustable rate loan greater than $250,000 is 12 months.  Loan contracts for prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $70.00.
7506678057 XXX       $XXX      IL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                                                                                      -
                                                                        Debt Consolidation                                                                                                        Missing Document: Mortgage                                                                                                                                                                             Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            business days of application.
                                                                                                                                                                                                  not provided
7502400233 XXX       $XXX      NY    5/XX/2008  3/XX/2008    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7506502966 XXX       $XXX      AZ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7509909508 XXX       $XXX      IL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of      Federal Compliance - Final TIL Finance Charge Under Disclosed: Under                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                            application due to missing information.                                                                                               disclosure is due to the lender utilizing a Margin value of  4.7%
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          per the Approval, however the Note reflects a Margin of 4.825.
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.                                                                               Index verified per approval.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 9.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 8.38800% is underdisclosed from calculated APR of 8.90195% outside of 0.250% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $11,694.86.
7509864405 XXX       $XXX      NY    5/XX/2010  2/XX/2010    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         sufficient cure provided.                                                                                                             date same as disbursement and/or note date but is not dated by
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not provide Servicing Disclosure Statement.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7498553685 XXX       $XXX      MA    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
                                                                                                                                                                                                  [3] Insurance Documentation -                                                                                                                                                                          [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            within three (3) business days of application due to missing information.
                                                                                                                                                                                                  not provided
7505553736 XXX       $XXX      NJ    10/XX/2006 8/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  not signed or dated by borrower so cannot confirm that borrower received
7494411670 XXX       $XXX      NY    6/XX/2008  5/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         residence, state and federal testing may be impacted.                                                                                 required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7509201849 XXX       $XXX      OH    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7502210590 XXX       $XXX      MA    11/XX/2005 9/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
7494788332 XXX       $XXX      NJ    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7506462689 XXX       $XXX      MA    9/XX/2007  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) date same as disbursement and/or note date but is not dated by
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7500423866 XXX       $XXX      NJ    8/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.                                                                                               required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family       date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                         residence, state and federal testing may be impacted.                                                                                 not signed or dated by borrower so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  received.
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7505796078 XXX       $XXX      AL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the                                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7493179168 XXX       $XXX      NJ    8/XX/2006  7/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed or dated by borrower so cannot confirm that borrower received.
7495842833 XXX       $XXX      NY    1/XX/2009  12/XX/2008   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Appraisal                                                                                                   2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                  Missing Valuation:             not provided                                                                                                                                                            [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7490552699 XXX       $XXX      CO    9/XX/2006  9/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or                                                                                                                                                              -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
7494091495 XXX       $XXX      UT    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7490164117 XXX       $XXX      IL    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Other                                                                                                                                                                                                                                                                                                                            were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7496762701 XXX       $XXX      HI    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7495592230 XXX       $XXX      MA    6/XX/2006  5/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         interest.                                                                                                                             initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         in the pay-off which may impact high cost findings.                                                                                   Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.         dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7501090790 XXX       $XXX      NY    7/XX/2010  2/XX/2010    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                         residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7493586017 XXX       $XXX      NJ    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $911.14.                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Unable to determine under disclosure due to missing itemization of
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7507814560 XXX       $XXX      NY    9/XX/2008  7/XX/2008    Primary    Purchase                            2        B        B        B        B                                                 [2] Miscellaneous Compliance -                                                                                                             2           B           B           B           B           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case                                                                                                                                                                -
                                                                                                                                                                                                  Loan has been identified as                                                                                                                                                                            Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                  FHA/VA
7503491984 XXX       $XXX      NY    5/XX/2008  3/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Max prepay term allowed on an adjustable rate loan greater than $250,000 is 12 months.  Loan contracts for prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7493724071 XXX       $XXX      NJ    7/XX/2007  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Appraisal                                                                                                   2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                  Missing Valuation:             not                                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family       required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                 provided.                                                                                                                                                               residence, state and federal testing may be impacted.                                                                                 initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7492826961 XXX       $XXX      CA    9/XX/2005  8/XX/2005    Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title                                                                                                                                                    Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                         Company Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
7500864791 XXX       $XXX      IL    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7496408730 XXX       $XXX      CA    5/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower.                                                                                                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7502891416 XXX       $XXX      IL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                        Other
7497067539 XXX       $XXX      CO    3/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7490163636 XXX       $XXX      MA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              borrower within three (3) days of application.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                         Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
7499007481 XXX       $XXX      CA    8/XX/2007  5/XX/2007    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the
                                                                                                                                                                                                                                                                                                                                                                                                         Occupancy Type of Investment).
7497954265 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7494917979 XXX       $XXX      FL    7/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7493468615 XXX       $XXX      CA    7/XX/2004  6/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7500546071 XXX       $XXX      NY    11/XX/2007 10/XX/2007   Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
7493075884 XXX       $XXX      HI    10/XX/2006 10/XX/2006   Second     Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                             Home                                                                                                                                 Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this  initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7503191452 XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                  [2] Closing / Title - Note is                                                                                                                                                                          Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                  not on a FNMA/FHLMC form and                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  does not contain the standard                                                                                                                                                                          were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Due on Sale clause.                                                                                                                                                                                    application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7503298960 XXX       $XXX      CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.
                                                                                                                                                                                                                                                                                                                                                                                                         Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7497637883 XXX       $XXX      CA    9/XX/2005  8/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower.                                                                                                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7503766654 XXX       $XXX      CA    9/XX/2007  1/XX/2007    Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                         Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7505749324 XXX       $XXX      CA    6/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7502596193 XXX       $XXX      HI    9/XX/2007  8/XX/2007    Second     Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:                                                                                                                                                               -
                                                             Home                                                                                                                                                                                                                                                                                                                                        Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7495559323 XXX       $XXX      CA    7/XX/2006  6/XX/2006    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7498561434 XXX       $XXX      CA    1/XX/2006  12/XX/2005   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of      Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL                                                                                           -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application due to missing information.                                                                                               itemization did not disclose a title courier fee of $20, wire fee of
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid  $25, as prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                         due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty Test: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.  Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $100.52.
7496368293 XXX       $XXX      HI    8/XX/2007  7/XX/2007    Second     Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                             Home
7500897977 XXX       $XXX      NV    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                        Other                                                                                                                                                                                                                                                                                                                            Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
7503416833 XXX       $XXX      CA    8/XX/2007  4/XX/2007    Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                         Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
7502814399 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                              Yes        TR HUD
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                             required parties: TIL appears to be final but not signed nor                                                                                                 Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                         DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7508275176 XXX       $XXX      NV    12/XX/2004 11/XX/2004   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7503279718 XXX       $XXX      CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date.
                                                                                                                                                                                                                                                                                                                                                                                                         Unable to determine compliance with rescission timing requirements.
7492836977 XXX       $XXX      VA    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Right of Rescission Timing - Receipt Date                                                                                               -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     Missing: TIL in file indicated to be final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        not signed or dated by borrower so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  received.
7499900448 XXX       $XXX      CT    10/XX/2007 7/XX/2007    Primary    Construction-Permanent              2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         Federal Compliance - Final TIL APR Under/Over Disclosed By Greater                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) Than 0.125%: The total of payments calculation does not match the
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         combined amount of the TIL disclosed payment streams.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.79000%  Federal Compliance - Final TIL Finance Charge Under Disclosed: The
                                                                                                                                                                                                                                                                                                                                                                                                         is overdisclosed from calculated APR of 7.43480% outside of 0.125% tolerance.                                                         total of payments calculation does not match the combined amount of
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          the TIL disclosed payment streams.
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $1,844.26.
7509092080 XXX       $XXX      CA    1/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7500344886 XXX       $XXX      MI    11/XX/2005 10/XX/2005   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                         Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                         Act:  List of HUD-approved credit counseling agencies not provided to borrower.
7491456244 XXX       $XXX      AZ    4/XX/2007  4/XX/2007    Second     Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                              No         TNR Testing Not
                                                             Home       Other                                                                                                                                                                                                                                                                                                                            Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                             required parties: TIL appears to be final but not signed nor                                                                                                 Required
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  not signed or dated by borrower so cannot confirm that borrower received.
7506372021 XXX       $XXX      MN    4/XX/2008  3/XX/2008    UTD        Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified):
                                                                                                                                                                                                                                                                                                                                                                                                         Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota
                                                                                                                                                                                                                                                                                                                                                                                                         Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                                                                                                                                                                                                         Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7494471441 XXX       $XXX      HI    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                        Other                                                                                                                                                                                                                                                                                                                            Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
7503493507 XXX       $XXX      CA    7/XX/2009  6/XX/2009    Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                         Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
7491579258 XXX       $XXX      CA    6/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7493792133 XXX       $XXX      MI    3/XX/2007  2/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                         Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                         Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7494533821 XXX       $XXX      GA    2/XX/2005  1/XX/2005    UTD        Construction-Permanent              3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             No         TNR Testing Not
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Required
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the
                                                                                                                                                                                                  [3] Closing / Title - Missing                                                                                                                                                                          borrower.
                                                                                                                                                                                                  Document: Security Instrument                                                                                                                                                                          [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                  - Subject Lien not provided                                                                                                                                                                            Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7508276919 XXX       $XXX      CA    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this  required parties: TIL appear to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                     initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant  not signed or dated by borrower so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                         within three (3) business days of application due to missing information.                                                             received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7507335489 XXX       $XXX      FL    3/XX/2009  1/XX/2009    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        not signed or dated by borrower so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  received.
7509175263 XXX       $XXX      CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                        Other                                                                                                                                                                                                                                                                                                                            Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
7490754187 XXX       $XXX      CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               borrower within three (3) days of application.
7495339006 XXX       $XXX      FL    11/XX/2007 10/XX/2007   Second     Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                             Home                                                                                                                                                                                                                                                                                                                                        [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    required parties: TIL appears to be final but not signed nor were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this  initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant  date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         within three (3) business days of application due to missing information.                                                             dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7500144636 XXX       $XXX      CA    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
7508912441 XXX       $XXX      FL    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7507023845 XXX       $XXX      NY    5/XX/2006  4/XX/2006    Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1   Federal Compliance - Final TIL Finance Charge Under Disclosed: Rate                                                                               No         TNR Testing Not
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              used for any applicable Federal, State or Local compliance testing.                                                                   Lock indicates the index used was  3.888%.  The closest index                                                                                                Required
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of      available in our look-back period is 4.1425%.
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $31,112.98.
7492173787 XXX       $XXX      IL    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7496124360 XXX       $XXX      KY    7/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                                                                                                                                                                                                                            application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7491323216 XXX       $XXX      NY    5/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate                                                                                                                                                                       -
                                                                        Home Improvement                                                                                                                                                                                                                                                                                                                 Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7496647963 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security                                                                                                             2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:                                                                                                                                                               -
                                                                                                                                                                                                  Instrument is not on a                                                                                                                                                                                 Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                  FNMA/FHLMC form and does not
                                                                                                                                                                                                  contain the following
                                                                                                                                                                                                  clauses:: Homestead Exemption
                                                                                                                                                                                                  Waiver
7509073861 XXX       $XXX      CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                        Debt Consolidation
7503276896 XXX       $XXX      NY    8/XX/2004  6/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
7496828439 XXX       $XXX      MI    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                        Other                                                                                                                                                                                                                                                                                                                            borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                         Act:  List of HUD-approved credit counseling agencies not provided to borrower.
7498290077 XXX       $XXX      CA    11/XX/2007 10/XX/2007   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application due to missing information.                                                                                               required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing      initialed by borrower.
                                                                                                                                                                                                  [2] Closing / Title - Security                                                                                                                                                                         Initial Loan Application Date.                                                                                                        Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                  Instrument is not on a                                                                                                                                                                                 [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                  FNMA/FHLMC form and does not                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    date same as disbursement and/or note date but is
                                                                                                                                                                                                  contain the following                                                                                                                                                                                  were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this  not signed or dated by borrower so cannot confirm that borrower
                                                                                                                                                                                                  clauses:: Homestead Exemption                                                                                                                                                                          application date.                                                                                                                     received.
                                                                                                                                                                                                  Waiver                                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7498331983 XXX       $XXX      CA    5/XX/2005  4/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty Test: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.  Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7503004359 XXX       $XXX      VA    4/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Right of Rescission Timing - Receipt Date                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of    Missing: TIL in file indicated to be final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                         consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements           same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     not signed or dated by borrower so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $146.82.                                                       Unable to determine under disclosure due to missing Itemization of
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7493632373 XXX       $XXX      LA    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              borrower within three (3) days of application.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7492583281 XXX       $XXX      MD    9/XX/2004  8/XX/2004    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7492177491 XXX       $XXX      CA    3/XX/2005  2/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7499462850 XXX       $XXX      MD    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7495878691 XXX       $XXX      CA    7/XX/2008  6/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family       Federal Compliance - Final TIL Finance Charge Under Disclosed:                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                         residence, state and federal testing may be impacted.                                                                                 Itemization did not disclose the escrow service fee of $100 as
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          prepaid finance charges. All other fees matched.
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $1,421.32.                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not dated by borrower so cannot confirm that borrower received.
7500454787 XXX       $XXX      CA    7/XX/2008  6/XX/2008    Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                         Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7502977833 XXX       $XXX      FL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of      Federal Compliance - Final TIL Finance Charge Under Disclosed: It                                                                                            -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              application due to missing information.                                                                                               appears the Lender utilized an index value lower than 4.1425%, the
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          lowest index available in the lookback period.
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $30,495.71.
7491701471 XXX       $XXX      IL    11/XX/2007 10/XX/2007   Second     Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                                                                                      -
                                                             Home                                                                                                                                                                                                                                                                                                                                        Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7495377677 XXX       $XXX      VA    11/XX/2009 10/XX/2009   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                            borrower.                                                                                                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7505866995 XXX       $XXX      NY    2/XX/2008  1/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed or dated by borrower so cannot confirm that borrower received.
7504033184 XXX       $XXX      NC    5/XX/2005  4/XX/2005    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7500092574 XXX       $XXX      VA    6/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7498505185 XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                                                                                                                                                                                                                            application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.
                                                                                                                                                                                                                                                                                                                                                                                                         Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7497246972 XXX       $XXX      FL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                            borrower.                                                                                                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7501819422 XXX       $XXX      CA    2/XX/2009  1/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 03/XX/2009, prior to three (3) business days from transaction date of 02/XX/2009.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7501454722 XXX       $XXX      CA    1/XX/2007  12/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.                                                                                               required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Consummation: TIL in file indicated to be final, expected funding were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this  date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                     dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7490767907 XXX       $XXX      FL    2/XX/2016  12/XX/2015   Primary    Refinance Rate/Term    Safe Harbor  3        C        C        B        B                                                 [3] Application / Processing -                                                                                                             3           C           C           B           B           [3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of      Federal Compliance - Check Loan Designation Match - QM: The file                                                                                             TILA ATR/QM
                                                                                               QM                                                                                                 Missing Document: Fraud Report                                                                                                                                                                         Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.                                 reflects loan is Temp SHQM, however loan was Clues approved.
                                                                                                                                                                                                  not provided                                                                                                                                                                                           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule  Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                         (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.      3 Business Days Prior to Consummation: Creditor did not provide a
                                                                                                                                                                                                                                                                                                                                                                                                         (Type:Primary/01/XX/2016)                                                                                                             copy of the valuation within three business days prior to
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         consummation.
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of     Application: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within Arrangement Disclosure within three days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         three (3) business days of application.                                                                                               Federal Compliance - RESPA Disclosure - List of Homeownership
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:   Counseling Organizations Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 02/XX/2016, prior to three (3) business days from transaction date of 02/XX/2016.               Application: The List of Homeownership Counseling Organizations was
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:    not provided to borrower within three business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the    Business Days From Transaction Date: The final CD dated 2/XX/16 was
                                                                                                                                                                                                                                                                                                                                                                                                         right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.                                       not signed and dated by the borrowers which changes the calculated
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final    transaction date to 2/XX/16.
                                                                                                                                                                                                                                                                                                                                                                                                         Closing Disclosure provided on 02/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance     Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                                                                                                                                                                                                         Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2016).            Prior or equal to Disbursement Date: The final CD dated 2/XX/16 was
                                                                                                                                                                                                                                                                                                                                                                                                         (Final/02/XX/2016)                                                                                                                    not signed and dated by the borrowers which changes the calculated
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded    transaction date to 2/XX/16.
                                                                                                                                                                                                                                                                                                                                                                                                         for Lender Credits. Final Lender Credit of $-339.44  is less than amount of binding Lender Credit previously disclosed in the amount  Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: The LE
                                                                                                                                                                                                                                                                                                                                                                                                         of $-346.00. (9300)                                                                                                                   in file is dated 12/XX/15 which is not within 3 business days of the
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the    application date of 12/XX/15.
                                                                                                                                                                                                                                                                                                                                                                                                         mail to Borrower(s) within three (3) business days of application. (Initial/12/XX/2015)                                               Federal Compliance - TRID Final Closing Disclosure Finance Charge:
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:    Finance Charge disclosed is $XXX, calculated finance charge is $XXX,
                                                                                                                                                                                                                                                                                                                                                                                                         Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $364.50 exceeds tolerance of $0.00.  Insufficient or no  variance of $338.69.
                                                                                                                                                                                                                                                                                                                                                                                                         cure was provided to the borrower. (7325)                                                                                             Federal Compliance - TRID Lender Credit Tolerance Violation: Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Credit fee  was  last disclosed as -$346.00 on LE but disclosed as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               -$339.44 on Final Closing Disclosure. File does not contain a valid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               COC for this fee, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TRID Loan Estimate Timing: The LE in file is dated 12/XX/15 which is not within 3 business days of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               application date of 12/XX/15.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TRID Zero Percent Tolerance Violation Without
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Sufficient Cure Provided: Loan Origination Fee was  last disclosed as $0.00 on LE but disclosed as $364.50 on Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               File does not contain a valid COC for this fee, nor evidence of cure in file.
7502031145 XXX       $XXX      CA    1/XX/2008                                                              3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                             Loan File - (Missing Doc) Incomplete loan images/file: File contains                                                                              UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               only post closing documentation.
7495873387 XXX       $XXX      MD    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                  [3] Insurance Documentation -                                                                                                                                                                          Initial Loan Application Date.
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 12.12500%.  Prepay language states
                                                                                                                                                                                                  not provided                                                                                                                                                                                           prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7508582415 XXX       $XXX      NY    12/XX/2003 10/XX/2003   Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                        Debt Consolidation
7504763761 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7497203266 XXX       $XXX      MD    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7499050509 XXX       $XXX      CA    10/XX/2006 9/XX/2006    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7507631442 XXX       $XXX      CA    11/XX/2007                                                             3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                             Loan File - (Missing Doc) Incomplete loan images/file: File contains                                                                              UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               a 1003, preliminary title, TIL, security instrument, GFE, Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel and post closing documentation.
7500109030 XXX       $XXX      VA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7499976264 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7500607227 XXX       $XXX      CA    11/XX/2006 10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
7496836961 XXX       $XXX      AZ    9/XX/2006  6/XX/2006    Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                         containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Required
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
7495766737 XXX       $XXX      CA    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title                                                                                                                                                    Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              Company Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                      Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7509870561 XXX       $XXX      CA    10/XX/2006 9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.
                                                                                                                                                                                                                                                                                                                                                                                                         Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7497218953 XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing - Appraisal                                                                                                   3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Missing      not                                                                                                                                                                     containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                     provided.                                                                                                                                                               [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Missing Valuation:                                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7493622953 XXX       $XXX      CT    8/XX/2007                                                              3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                             Loan File - (Missing Doc) Incomplete loan images/file: File contains                                                                              UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               a 1003, TIL, GFE, HUD-1, security instrument, title, appraisal and post closing documentation.
7506912746 XXX       $XXX      NY    12/XX/2006 11/XX/2006   Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   No         TNR Testing Not
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Required
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
7505223255 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7494509671 XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7498039811 XXX       $XXX      VA    7/XX/2007  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              borrower within three (3) days of application.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                  [3] Insurance Documentation -                                                                                                                                                                          Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                  not provided
7498297086 XXX       $XXX      CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
7500326273 XXX       $XXX      CA    11/XX/2007                                                             3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                             Loan File - (Missing Doc) Incomplete loan images/file: File contains                                                                              UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               a 1003, TIL, GFE, HUD-1, security instrument, title, appraisal and post closing documentation.
7503764035 XXX       $XXX      CA    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7492557370 XXX       $XXX      CA    4/XX/2006  3/XX/2006    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         borrower.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7503481008 XXX       $XXX      CA    9/XX/2007  8/XX/2007    UTD        Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7505053003 XXX       $XXX      GA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7500562582 XXX       $XXX      CT    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                         DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
7508512744 XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7500071060 XXX       $XXX      CA    12/XX/2006 11/XX/2006   Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7505337607 XXX       $XXX      FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
7498701954 XXX       $XXX      GA    2/XX/2007  12/XX/2006   Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note
                                                                                                                                                                                                  [3] Insurance Documentation -                                                                                                                                                                          Date of 02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  not provided                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7499751475 XXX       $XXX      CA    2/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
7499313798 XXX       $XXX      CA    8/XX/2007  7/XX/2007    UTD        Purchase                            3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7503243663 XXX       $XXX      CA    7/XX/2006  6/XX/2006    Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title                                                                                                                                                    Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              Company Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                      Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7499081116 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
7496296195 XXX       $XXX      CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7491034712 XXX       $XXX      CA    10/XX/2006 9/XX/2006    Second     Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                             Home       Home Improvement                                                                                                                                                                                                                                                                                                                 were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7490765365 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title                                                                                                                                                    Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              Company Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                      Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original
                                                                                                                                                                                                                                                                                                                                                                                                         Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
7494785834 XXX       $XXX      CA    12/XX/2006 11/XX/2006   Primary    UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         borrower.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7494495145 XXX       $XXX      CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7509993596 XXX       $XXX      AZ    12/XX/2006 11/XX/2006   Second     UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                             Home                                                                                                                                 Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7497086083 XXX       $XXX      CA    5/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title                                                                                                                                                    Yes        TR
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              Company Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                      Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
7497520679 XXX       $XXX      PA    2/XX/2007                                                              3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                             Loan File - (Missing Doc) Incomplete loan images/file: File contains                                                                              UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               an application, AUS, TIL, GFE, title, security instrument, Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel and post closing documentation.
7505972986 XXX       $XXX      MD    9/XX/2007  8/XX/2007    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7508791453 XXX       $XXX      WA    8/XX/2007  7/XX/2007    Primary    UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7498308091 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title                                                                                                                                                    Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                         Company Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7492385437 XXX       $XXX      CA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
7501872942 XXX       $XXX      CA    12/XX/2007 11/XX/2007   Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1                                                                                                                                                     Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                         used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7504449174 XXX       $XXX      VA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $XXX. Prepay language states prepay will not exceed maximum permitted by applicable law.
7494306999 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         borrower.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                  [3] Insurance Documentation -                                                                                                                                                                          [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  not provided                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7509608263 XXX       $XXX      FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7497857402 XXX       $XXX      MN    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                        Other                                                                                                                                                                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified):
                                                                                                                                                                                                                                                                                                                                                                                                         Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota
                                                                                                                                                                                                                                                                                                                                                                                                         Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7504895507 XXX       $XXX      CA    11/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                         Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7495917192 XXX       $XXX      CA    2/XX/2006  1/XX/2006    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7508503522 XXX       $XXX      CA    2/XX/2007  1/XX/2007    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7491627450 XXX       $XXX      CA    3/XX/2006  2/XX/2006    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7492852591 XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7506127017 XXX       $XXX      FL    10/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7496045240 XXX       $XXX      NV    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Insurance Documentation -                                                                                                              3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                        Other                                                                                                                     Missing Document: Mortgage                                                                                                                                                                             Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of
                                                                                                                                                                                                  not provided                                                                                                                                                                                           application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7490266203 XXX       $XXX      CA    6/XX/2006  5/XX/2006    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7501743845 XXX       $XXX      FL    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7493516698 XXX       $XXX      CA    4/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                         Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
7495965420 XXX       $XXX      IL    8/XX/2007  7/XX/2007    Primary    UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         borrower.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7490532373 XXX       $XXX      CA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title                                                                                                                                                    Yes        TR
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              Company Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                      Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7492686272 XXX       $XXX      FL    11/XX/2006                                                             3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                             Loan File - (Missing Doc) Incomplete loan images/file: File contains                                                                              UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               a 1003, TIL, GFE, HUD-1, security instrument, title, appraisal and post closing documentation.
7503134186 XXX       $XXX      WA    12/XX/2006 11/XX/2006   UTD        Purchase                            3        D        D        D        D                                                 [3] Application / Processing - Appraisal                                                                                                   3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             No         TNR Testing Not
                                                                                                                                                                                                  Missing Document: Missing      not provided                                                                                                                                                            containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Required
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         borrower.
                                                                                                                                                                                                  Missing Valuation:                                                                                                                                                                                     [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7490165942 XXX       $XXX      IL    12/XX/2007 11/XX/2007   Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7495269446 XXX       $XXX      MD    12/XX/2007                                                             3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                             Loan File - (Missing Doc) Incomplete loan images/file: File contains                                                                              UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               the security instrument and post closing documentation.
7497049370 XXX       $XXX      VA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                        Other                                                                                                                                                                                                                                                                                                                            Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7498580870 XXX       $XXX      TN    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7491884988 XXX       $XXX      CA    1/XX/2008  12/XX/2007   UTD        Purchase                            3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  [3] Insurance Documentation -                                                                                                                                                                          were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                  not provided                                                                                                                                                                                           [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7493048974 XXX       $XXX      FL    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
7507447175 XXX       $XXX      NV    12/XX/2006 11/XX/2006   UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7502787501 XXX       $XXX      MD    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7500483015 XXX       $XXX      WI    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  GFE Used For Fee Testing Material: Missing Final HUD-1: Good Faith Estimate used for   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                              Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              any applicable Federal, State or Local compliance testing.                                                                            required parties: TIL appears to be final but not signed nor                                                                                                 Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value  initialed by borrower.
                                                                                                                                                                                                  [3] Insurance Documentation -                                                                                                                                                                          of a contract sales price or original loan amount, whichever applies.                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Unable to determine under disclosure due to missing Itemization of
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Amount Financed.
                                                                                                                                                                                                  not provided                                                                                                                                                                                           were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                     Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property   dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date.
                                                                                                                                                                                                                                                                                                                                                                                                         Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $3,417.57.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                         Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7506444698 XXX       $XXX      MD    10/XX/2007 9/XX/2007    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  GFE Used For Fee Testing Material: Missing Final HUD-1: Good Faith Estimate used for                                                                                                                                                     Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                         Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7493401083 XXX       $XXX      CA    5/XX/2006  4/XX/2006    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note
                                                                                                                                                                                                  [3] Closing / Title - Missing                                                                                                                                                                          Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Document: Security Instrument                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  - Subject Lien not provided                                                                                                                                                                            of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7491092456 XXX       $XXX      CT    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL                                                                                Yes        TR HUD
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                             itemization only disclosed $113.09 prepaid interest whereas the                                                                                              Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          HUD-1 disclosed $226.18 in prepaid interest as a prepaid finance
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $94.62.                                                        charge.
7494429509 XXX       $XXX      CA    2/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing - Appraisal                                                                                                   3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title                                                                                                                                                    Yes        TR
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing      not provided                                                                                                                                                            Company Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                      Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Missing Valuation:                                                                                                                                                                                     were run using an application date of 02/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7497410163 XXX       $XXX      FL    7/XX/2005  6/XX/2005    Primary    Purchase                            3        D        D        D        D                                                 [3] Insurance Documentation -                                                                                                              3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             No         TNR Testing Not
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Required
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  not provided                                                                                                                                                                                           Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                  [2] Closing / Title - Security                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Instrument is not on a                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  FNMA/FHLMC form and does not                                                                                                                                                                           were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this
                                                                                                                                                                                                  contain the following                                                                                                                                                                                  application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                  clauses:: Homestead Exemption                                                                                                                                                                          [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                  Waiver
7491821068 XXX       $XXX      FL    5/XX/2006  4/XX/2006    UTD        Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7509508093 XXX       $XXX      WA    5/XX/2007  4/XX/2007    Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             No         TNR Testing Not
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Required
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  [3] Insurance Documentation -                                                                                                                                                                          Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  not provided                                                                                                                                                                                           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7496066815 XXX       $XXX      OH    9/XX/2005  6/XX/2005    Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Application / Processing - Appraisal                                                                                                   3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                                                                                                                                                  Missing Valuation:             not provided                                                                                                                                                            Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
7491454854 XXX       $XXX      MD    4/XX/2006                                                              3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                             Loan File - (Missing Doc) Incomplete loan images/file: File contains                                                                              UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               title, security instrument and post closing documentation.
7490563883 XXX       $XXX      CA    2/XX/2006  1/XX/2006    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7507112430 XXX       $XXX      MD    5/XX/2006  4/XX/2006    UTD        Purchase                            3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             No         TNR Testing Not
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Required
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7497247168 XXX       $XXX      FL    8/XX/2004  7/XX/2004    UTD        Purchase                            3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             No         TNR Testing Not
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Required
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7506230227 XXX       $XXX      CT    5/XX/2007                                                              3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                             Loan File - (Missing Doc) Incomplete loan images/file: File contains                                                                              UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               a 1003, TIL, GFE, HUD-1, security instrument, title, appraisal and post closing documentation.
7507392080 XXX       $XXX      MN    10/XX/2007 9/XX/2007    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified):
                                                                                                                                                                                                                                                                                                                                                                                                         Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7499362648 XXX       $XXX      NV    5/XX/2006  4/XX/2006    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         borrower.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7496088563 XXX       $XXX      CA    9/XX/2005  8/XX/2005    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7498098933 XXX       $XXX      MA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1   Federal Compliance - Final TIL Finance Charge Under Disclosed:                                                                                    Yes        TR
                                                                        Other                                                                                                                                                                                                                                                                                                                            used for any applicable Federal, State or Local compliance testing.                                                                   Unable to determine cause of under-disclosure due to missing                                                                                                 Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.       itemization of amount financed.                                                                                                                              (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                         Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $489.02.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7501527905 XXX       $XXX      CA    9/XX/2006  9/XX/2006    Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7506303218 XXX       $XXX      FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7508123810 XXX       $XXX      FL    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: Appears to be final HUD but is not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7509932855 XXX       $XXX      CA    8/XX/2007  7/XX/2007    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7504581404 XXX       $XXX      MD    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
7499936816 XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7503378642 XXX       $XXX      NV    10/XX/2007 9/XX/2007    UTD        Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7494608988 XXX       $XXX      MD    10/XX/2006 9/XX/2006    UTD        Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7497757326 XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7500112338 XXX       $XXX      OR    11/XX/2006                                                             3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                             Loan File - (Missing Doc) Incomplete loan images/file: File contains                                                                              UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               a security instrument and post closing documentation.
7503911645 XXX       $XXX      MN    12/XX/2007 10/XX/2007   UTD        Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified):
                                                                                                                                                                                                                                                                                                                                                                                                         Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota
                                                                                                                                                                                                                                                                                                                                                                                                         Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7501589477 XXX       $XXX      CA    1/XX/2007  12/XX/2006   UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7506103989 XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title                                                                                                                                                    Yes        TR
                                                                        Other                                                                                                                                                                                                                                                                                                                            Company Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7498321311 XXX       $XXX      MN    6/XX/2006  5/XX/2006    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7506326125 XXX       $XXX      FL    1/XX/2006  12/XX/2005   Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Application / Processing - Appraisal                                                                                                   3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  GFE Used For Fee Testing Material: Missing Final HUD-1: Good Faith Estimate used for                                                                                                                                                     Yes        TR
                                                                                                                                                                                                  Missing Document: Missing      not                                                                                                                                                                     any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                         Indeterminable
                                                                                                                                                                                                  Final 1003                     provided.                                                                                                                                                               [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         borrower.
                                                                                                                                                                                                  Missing Valuation:                                                                                                                                                                                     [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7497694946 XXX       $XXX      CA    9/XX/2006  8/XX/2006    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7493318291 XXX       $XXX      VA    10/XX/2007 9/XX/2007    UTD        Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
7491617133 XXX       $XXX      MN    12/XX/2007 11/XX/2007   Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Insurance Documentation -  Appraisal                                                                                                   3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Mortgage     not provided                                                                                                                                                            containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the
                                                                                                                                                                                                  not provided                                                                                                                                                                                           borrower.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                  Missing Valuation:                                                                                                                                                                                     Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified):
                                                                                                                                                                                                                                                                                                                                                                                                         Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota
                                                                                                                                                                                                                                                                                                                                                                                                         Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7490299799 XXX       $XXX      NJ    8/XX/2006  7/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7492616379 XXX       $XXX      SC    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            application date.
                                                                                                                                                                                                  not provided                                                                                                                                                                                           [2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7493190764 XXX       $XXX      AZ    4/XX/2008  3/XX/2008    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7494119334 XXX       $XXX      WI    8/XX/2007  7/XX/2007    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing - Appraisal                                                                                                   3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Missing      not                                                                                                                                                                     containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                     provided.                                                                                                                                                               [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Missing Valuation:                                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7493104032 XXX       $XXX      FL    3/XX/2006  2/XX/2006    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7502018293 XXX       $XXX      NH    11/XX/2005 10/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7490839642 XXX       $XXX      GA    2/XX/2006  1/XX/2006    Primary    Purchase                            3        D        D        D        D                                                 [3] Insurance Documentation -  No Appraisal                                                                                                3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Mortgage     provided.                                                                                                                                                               containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  not provided                                                                                                                                                                                           Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                  Missing Valuation:                                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7508621243 XXX       $XXX      MD    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7506805210 XXX       $XXX      CA    2/XX/2006  1/XX/2006    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7506299982 XXX       $XXX      AZ    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                  [3] Insurance Documentation -                                                                                                                                                                          Initial Loan Application Date.
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                  not provided                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
7507128489 XXX       $XXX      FL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7502157925 XXX       $XXX      LA    6/XX/2005  5/XX/2005    Second     Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1                                                                                                                                                     No         TNR Testing Not
                                                             Home       Other                                                                                                                                                                                                                                                                                                                            used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                Required
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7505318352 XXX       $XXX      GA    12/XX/2006 11/XX/2006   UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note
                                                                                                                                                                                                                                                                                                                                                                                                         Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7506675806 XXX       $XXX      CA    4/XX/2006  3/XX/2006    UTD        Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7492290943 XXX       $XXX      CT    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Appraisal                                                                                                   2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                        Other                                                                                                                     Missing Document: Missing      not                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Final 1003                     provided.                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Missing Valuation:                                                                                                                                                                                     application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7495610893 XXX       $XXX      LA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                                                                                                                                                                                                                            application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7497487547 XXX       $XXX      FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                        Other
7507267566 XXX       $XXX      PA    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7503906454 XXX       $XXX      OR    11/XX/2007 10/XX/2007   UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7499140887 XXX       $XXX      MO    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Federal Compliance - Final TIL Finance Charge Under Disclosed: The                                                                                Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                         Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                             itemization of amount financed did not include the doc signing fee                                                                                           Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          of $225, courier fee of $4.11, and flood cert fee of $2 as prepaid
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.                                                                               finance charges. The prepaid interest on the HUD is $156.53, the
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          itemization indicates $245.97.
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $366.17.
7501156550 XXX       $XXX      NJ    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1                                                                                                                                                     Yes        TR
                                                                        Other                                                                                                                                                                                                                                                                                                                            used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7493859902 XXX       $XXX      AZ    6/XX/2004  6/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         Federal Compliance - Final TIL Finance Charge Under Disclosed:                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) Unable to determine under disclosure due to missing itemization of
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $154.33.
7499256163 XXX       $XXX      MI    11/XX/2007                                                             3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                             Loan File - (Missing Doc) Incomplete loan images/file: File contains                                                                              UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               a security instrument and post closing documentation.
7502575340 XXX       $XXX      NC    6/XX/2000  5/XX/2000    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  [3] Insurance Documentation -                                                                                                                                                                          Security Instrument Notary Date of 06/XX/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  not provided                                                                                                                                                                                           were run using an application date of 05/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7493184171 XXX       $XXX      VA    2/XX/2007  10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7493692698 XXX       $XXX      GA    6/XX/2001  5/XX/2001    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
7497620082 XXX       $XXX      NJ    10/XX/2008 9/XX/2008    Second     Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                             Home
7504079008 XXX       $XXX      CT    2/XX/2007  1/XX/2007    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
7493656688 XXX       $XXX      CA    1/XX/2007  12/XX/2006   Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - LTV is 80%.                                                                                                 2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Other                                                                                                                     Missing Document: Missing      However, the                                                                                                                                                            were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                     HUD-1                                                                                                                                                                   application date.
                                                                                                                                                                                                  [3] Insurance Documentation -  collected MI
                                                                                                                                                                                                  Missing Document: Mortgage     Reserves
                                                                                                                                                                                                  Insurance Certificate (MIC)    from the
                                                                                                                                                                                                  not provided                   borrower at
                                                                                                                                                                                                                                 closing.
7490501267 XXX       $XXX      NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                        Other                                                                                                                                                                                                                                                                                                                            borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.00000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
7499904898 XXX       $XXX      NJ    11/XX/2007 8/XX/2007    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7502626388 XXX       $XXX      NJ    2/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Appraisal                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Valuation:             not provided                                                                                                                                                            borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in
                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
7492293237 XXX       $XXX      HI    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7497377903 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
7491289065 XXX       $XXX      NY    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.25000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                                                                                                                                                                                                         Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
7490756656 XXX       $XXX      NY    6/XX/2008  4/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7490995956 XXX       $XXX      NJ    12/XX/2007 11/XX/2007   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                                                                                      -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             business days of application.
7490556652 XXX       $XXX      CA    7/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                                                                                                                                                                                                                            Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
7505343919 XXX       $XXX      NY    11/XX/2006 10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7495139151 XXX       $XXX      NY    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
7500350924 XXX       $XXX      ME    8/XX/2005  7/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7508259440 XXX       $XXX      CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7490720075 XXX       $XXX      NY    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7491878960 XXX       $XXX      CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7502273688 XXX       $XXX      CA    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  not provided                                                                                                                                                                                           application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7492400827 XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7495959263 XXX       $XXX      MD    11/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7493430224 XXX       $XXX      NY    8/XX/2005  7/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7501202980 XXX       $XXX      NJ    2/XX/2007  2/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of      Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL                                                                                           -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application due to missing information.                                                                                               Itemization did not disclose an attorney's fee of $850 or a wire fee
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing      of $40 as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $645.18.
7498407925 XXX       $XXX      CA    3/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7509015846 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Appraisal                                                                                                   2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Debt Consolidation                                                                                                        Missing Valuation:             not provided                                                                                                                                                            [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family       required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  [2] Closing / Title - Security                                                                                                                                                                         residence, state and federal testing may be impacted.                                                                                 initialed by borrower.
                                                                                                                                                                                                  Instrument is not on a                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                  FNMA/FHLMC form and does not                                                                                                                                                                           Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                  contain the following                                                                                                                                                                                  [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                  clauses:: Homestead Exemption                                                                                                                                                                          compliance with rescission timing requirements.                                                                                       dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                  Waiver                                                                                                                                                                                                 [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7501023900 XXX       $XXX      FL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
7506749974 XXX       $XXX      IL    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                         DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
7501176933 XXX       $XXX      FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Appraisal                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing      not provided                                                                                                                                                            application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                  [3] Insurance Documentation -                                                                                                                                                                          Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                  not provided                                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Missing Valuation:                                                                                                                                                                                     application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7509432159 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Purchase                            3        D        D        D        D                                                 [3] Insurance Documentation -                                                                                                              3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1   Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For                                                                               Yes        TR
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             used for any applicable Federal, State or Local compliance testing.                                                                   Fee Testing Material: Contains a $500 Escrow Pad and cannot be                                                                                               Indeterminable
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the    considered Final.
                                                                                                                                                                                                  not provided                                                                                                                                                                                           borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
7490329945 XXX       $XXX      CA    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7494506470 XXX       $XXX      VA    9/XX/2006  9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $XXX. Prepay language states prepay will not exceed maximum permitted by applicable law.
7492541893 XXX       $XXX      CA    10/XX/2006 8/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate                                                                                                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                            Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure within a reasonably practicable time after using credit score.
7494046106 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                        Other                                                                                                                                                                                                                                                                                                                            borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
7499118996 XXX       $XXX      FL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7500237495 XXX       $XXX      CA    3/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               application due to missing information.                                                                                               required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7501023604 XXX       $XXX      CA    1/XX/2007  12/XX/2006   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7493060775 XXX       $XXX      IL    5/XX/2008  4/XX/2008    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
7508852569 XXX       $XXX      FL    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7503154612 XXX       $XXX      NJ    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
                                                                                                                                                                                                  [3] Insurance Documentation -                                                                                                                                                                          [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            within three (3) business days of application due to missing information.
                                                                                                                                                                                                  not provided
7500766821 XXX       $XXX      NJ    9/XX/2008  8/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7491961396 XXX       $XXX      CA    3/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title                                                                                                                                                    Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              Company Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                      Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7506409543 XXX       $XXX      MO    12/XX/2009 11/XX/2009   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                         DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
7507624754 XXX       $XXX      CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7500439377 XXX       $XXX      CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7497209554 XXX       $XXX      NJ    10/XX/2007 9/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $113.64.                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Unable to determine under dislcosure due to missing itemization of
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7501353111 XXX       $XXX      NY    7/XX/2006  6/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Appraisal                                                                                                   2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                  Missing Valuation:             not provided                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7506284137 XXX       $XXX      CA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7497385661 XXX       $XXX      NY    7/XX/2011  6/XX/2011    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Itemization did not disclose a Subordination Recording Fee of $50 As were run using an application date of 06/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this  a prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                         application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                         Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $50.00.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                         DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7495102310 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title                                                                                                                                                    Yes        TR
                                                                        Other                                                                                                                                                                                                                                                                                                                            Company Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
7491245512 XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
7494315067 XXX       $XXX      OH    12/XX/2009 9/XX/2009    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not                                                                                                                                                                -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                         retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from
                                                                                                                                                                                                                                                                                                                                                                                                         Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7505481236 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7491519161 XXX       $XXX      CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7498288145 XXX       $XXX      CA    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                         DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
7507788846 XXX       $XXX      MD    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Appraisal                                                                                                   2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing      not provided                                                                                                                                                            were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family
                                                                                                                                                                                                  Missing Valuation:                                                                                                                                                                                     residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7504730344 XXX       $XXX      CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
7494929842 XXX       $XXX      MD    9/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              borrower within three (3) days of application.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
7501731668 XXX       $XXX      CA    12/XX/2006 11/XX/2006   Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                         Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7504381972 XXX       $XXX      FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                                                                                                                                                                                                                            application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
7492411526 XXX       $XXX      CA    3/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
7501644987 XXX       $XXX      MD    3/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure within a reasonably practicable time after using credit score.
7507535226 XXX       $XXX      CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7507463589 XXX       $XXX      FL    7/XX/2006  7/XX/2006    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7500952959 XXX       $XXX      CA    3/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7503266894 XXX       $XXX      NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
7492351185 XXX       $XXX      HI    10/XX/2007 10/XX/2007   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
                                                                                                                                                                                                  [3] Insurance Documentation -                                                                                                                                                                          [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            within three (3) business days of application due to missing information.
                                                                                                                                                                                                  not provided
7499448277 XXX       $XXX      IL    3/XX/2007  2/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7508438997 XXX       $XXX      IL    5/XX/2004  4/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value  Federal Compliance - Final TIL Finance Charge Under Disclosed:                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.                                                                 Unable to determine under disclosure due to missing Itemization of
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                   Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $115.14.
7509828055 XXX       $XXX      NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7501050122 XXX       $XXX      CA    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                                                                                                                                                                                                                            application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7493968449 XXX       $XXX      NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                  [3] Insurance Documentation -                                                                                                                                                                          Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  not provided                                                                                                                                                                                           application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.62500% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
7509511333 XXX       $XXX      MD    10/XX/2006 9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7496912159 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  GFE Used For Fee Testing Material: Missing Final HUD-1: Good Faith Estimate used for                                                                                                                                                     Yes        TR
                                                                        Other                                                                                                                                                                                                                                                                                                                            any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                         Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
7508957700 XXX       $XXX      CA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7501021257 XXX       $XXX      CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                        Other                                                                                                                     Missing Document: Missing
                                                                                                                                                                                                  Final 1003
7500717043 XXX       $XXX      NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
7503550458 XXX       $XXX      CA    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7490183779 XXX       $XXX      CA    9/XX/2006  9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
7508530594 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7491880173 XXX       $XXX      CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7499182399 XXX       $XXX      IL    3/XX/2006  2/XX/2006    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7500286349 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7507531433 XXX       $XXX      FL    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7506136437 XXX       $XXX      MD    12/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of      Federal Compliance - Final TIL Finance Charge Under Disclosed:                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.                                                                                               Payment stream on Final TIL reflects a 60 month I/O period.  Note &
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing      addenda require 120 I/O period. $92.50 of the under disclosure is
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.                                                                                                        due to the itemization not including the $67.50 Delivery Charge and
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score     the $25 Tax Certification fees as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $16,495.47.
7494203184 XXX       $XXX      VA    2/XX/2007  2/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
7493750023 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7499653108 XXX       $XXX      CT    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                                                                                                                                                                                                                            application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7496011510 XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing - Appraisal                                                                                                   3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Missing      not provided                                                                                                                                                            containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Missing Valuation:                                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7496455229 XXX       $XXX      GA    5/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
7493292696 XXX       $XXX      CA    11/XX/2006 10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7508840254 XXX       $XXX      NY    2/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7490841701 XXX       $XXX      OR    8/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7507648221 XXX       $XXX      CA    11/XX/2006 10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7493981174 XXX       $XXX      AZ    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
7505048007 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Appraisal                                                                                                   2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                                                                                                                                                  Missing Document: Missing      not provided                                                                                                                                                            Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Missing Valuation:                                                                                                                                                                                     were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7497543675 XXX       $XXX      MD    10/XX/2005 9/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
7494611603 XXX       $XXX      CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7496116848 XXX       $XXX      CA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                        Other                                                                                                                                                                                                                                                                                                                            Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
7502332308 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7498910293 XXX       $XXX      CA    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1                                                                                                                                                     Yes        TR
                                                                        Other                                                                                                                                                                                                                                                                                                                            used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
7493915656 XXX       $XXX      NY    1/XX/2008  12/XX/2007   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7493296336 XXX       $XXX      NY    8/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                  not provided                                                                                                                                                                                           Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7502481401 XXX       $XXX      CA    2/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              borrower within three (3) days of application.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
7504479781 XXX       $XXX      CT    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $86.61.                                                        itemization did not disclose a release tracking fee of $75 and an additional wire fee of $20 as prepaid finance charges
7492575037 XXX       $XXX      FL    6/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7500657491 XXX       $XXX      CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                                                                                                                                                                                                                            application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7503177589 XXX       $XXX      CA    11/XX/2006 10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7490396368 XXX       $XXX      IL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.87500%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7494517374 XXX       $XXX      MA    11/XX/2005 10/XX/2005   Investment Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
7507851276 XXX       $XXX      CA    7/XX/2006  6/XX/2006    Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1                                                                                                                                                     Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                         used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
7493047078 XXX       $XXX      CA    3/XX/2007  3/XX/2007    Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Illegible HUD-1    Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For                                                                               Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              used for any applicable Federal, State or Local compliance testing.                                                                   Fee Testing Material: Page 2 is cutoff at line 1203 and there is                                                                                             Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the    $1,263.53 difference from line 103 on page 1. $1,263.53 was included
                                                                                                                                                                                                                                                                                                                                                                                                         borrower.                                                                                                                             in the prepaid finance charges and the loan passes high cost
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          testing.
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Unable to determine fees involved in the under disclosure due to were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this  Page 2 of the HUD-1 being cutoff at line 1203. There is $1,263.53
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                     difference from line 103 on page 1 and this amount is included in
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          the compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $1,186.00.
7507920809 XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7494305964 XXX       $XXX      NY    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7500826261 XXX       $XXX      FL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                        Debt Consolidation
7493199106 XXX       $XXX      CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
7494483739 XXX       $XXX      IL    11/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                         Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                         The H-9 form was used, the H-8 form should have been used.
7500962983 XXX       $XXX      FL    1/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7492942003 XXX       $XXX      GA    5/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          Federal Compliance - Final TIL Finance Charge Under Disclosed: Under                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $184.47.                                                       disclosure is due to the lender's TIL reflecting MI being in force for 110 months, however based on the loan amount and appraised value the MI would be in force for 111 months.
7491825576 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Other                                                                                                                                                                                                                                                                                                                            were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7507169666 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7509835377 XXX       $XXX      NJ    1/XX/2007  12/XX/2006   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7491575176 XXX       $XXX      CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7496216602 XXX       $XXX      NY    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) itemization disclosed $387 for Settlement/Escrow Fee whereas the HUD
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         disclosed a $75 escrow service fee and $350 Title Pick-Up Fee.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $38.00.
7496209859 XXX       $XXX      MD    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7506273508 XXX       $XXX      WA    5/XX/2008  4/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                         Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7499080162 XXX       $XXX      CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                                                                                                                                                                                                                            application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7496630733 XXX       $XXX      CA    6/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
7492767700 XXX       $XXX      AZ    5/XX/2011  1/XX/2011    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA (2010)   Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a  Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                         list of service providers at the time the Good Faith Estimate was provided.                                                           itemization did not disclose an email/edoc fee of $35, loan
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD origination fee of $3324.06, a settlement fee of $416, title courier
                                                                                                                                                                                                                                                                                                                                                                                                         Settlement Cost Booklet.                                                                                                              fee of $35 and wire fee of $15 as prepaid finance charges
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $3,825.05.
7496854299 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7495657371 XXX       $XXX      GA    7/XX/2007  6/XX/2007    Second     Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                             Home       Debt Consolidation                                                                                                                                                                                                                                                                                                               were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7491765846 XXX       $XXX      CA    1/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7492978141 XXX       $XXX      CA    11/XX/2005 10/XX/2005   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
7501108641 XXX       $XXX      MA    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home   Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's  date same as disbursement and/or note date but is not dated by
                                                                                                                                                                                                                                                                                                                                                                                                         interest.                                                                                                                             borrower so cannot confirm date borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7501860037 XXX       $XXX      NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               information.
7508744606 XXX       $XXX      NJ    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7490838682 XXX       $XXX      MA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included                                                                                                                                                              -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               in the pay-off which may impact high cost findings.
7500141561 XXX       $XXX      NJ    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
7499055228 XXX       $XXX      MA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                         Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7497480588 XXX       $XXX      NJ    10/XX/2007 9/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
                                                                                                                                                                                                  [3] Insurance Documentation -
                                                                                                                                                                                                  Missing Document: Mortgage
                                                                                                                                                                                                  Insurance Certificate (MIC)
                                                                                                                                                                                                  not provided
7491373829 XXX       $XXX      NJ    6/XX/2005  5/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing - Appraisal                                                                                                   2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                  Missing Document: Missing      not provided                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         application date.
                                                                                                                                                                                                  Missing Valuation:                                                                                                                                                                                     [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7508922338 XXX       $XXX      MA    12/XX/2004 11/XX/2004   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7503606742 XXX       $XXX      MA    8/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
                                                                                                                                                                                                  [3] Insurance Documentation -                                                                                                                                                                          [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            within three (3) business days of application due to missing information.
                                                                                                                                                                                                  not provided
7494471060 XXX       $XXX      NJ    4/XX/2007  2/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
7494892136 XXX       $XXX      NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7500058644 XXX       $XXX      MA    9/XX/2006  8/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                         Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7501805812 XXX       $XXX      NJ    3/XX/2008  2/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7508411445 XXX       $XXX      NM    4/XX/2012  1/XX/2012    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Appraisal                                                                                                   2           B           B           B           B           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family                                                                                                                                                                    -
                                                                                                                                                                                                  Missing Valuation:             not provided                                                                                                                                                            residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
7497443304 XXX       $XXX      NJ    2/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                        Other
7501504192 XXX       $XXX      NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                                                                                                                                                                                                                            application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7496811048 XXX       $XXX      MA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
7506042480 XXX       $XXX      NJ    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                 [3] Application / Processing -                                                                                                             1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                        Other                                                                                                                     Missing Document: Missing
                                                                                                                                                                                                  Final 1003
7490598191 XXX       $XXX      MA    12/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                                                                                  -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7506084327 XXX       $XXX      MA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage                                                                                                                                                                 -
                                                                        Other                                                                                                                                                                                                                                                                                                                            Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7492722025 XXX       $XXX      MA    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Appraisal                                                                                                   2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing      not provided                                                                                                                                                            were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family
                                                                                                                                                                                                  Missing Valuation:                                                                                                                                                                                     residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7494812605 XXX       $XXX      MA    9/XX/2007  9/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
7492448360 XXX       $XXX      NJ    9/XX/2005  8/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Finance Charge Under Disclosed:                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     Unable to determine cause of under-disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $276.82.                                                       date same as disbursement and/or note date but is not dated by
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        borrower so cannot confirm date borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7501435124 XXX       $XXX      NJ    7/XX/2008  7/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $230.93.                                                       Itemization did not disclose $350.00 Settlement Fee and $40.00 NOS fee as prepaid finance charges
7497245926 XXX       $XXX      NJ    10/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7507360736 XXX       $XXX      NJ    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7496936614 XXX       $XXX      NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not                                                                                                                                                                 -
                                                                        Other                                                                                                                                                                                                                                                                                                                            able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7497901238 XXX       $XXX      NJ    12/XX/2007 11/XX/2007   Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7496526048 XXX       $XXX      NJ    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                        Debt Consolidation
7499805876 XXX       $XXX      NJ    7/XX/2010  6/XX/2010    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Appraisal                                                                                                   2           B           B           B           B           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family                                                                                                                                                                    -
                                                                                                                                                                                                  Missing Valuation:             not                                                                                                                                                                     residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                 provided.                                                                                                                                                               [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 07/XX/2010, prior to three (3) business days from transaction date of 07/XX/2010.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                         Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7501852619 XXX       $XXX      NJ    11/XX/2005 10/XX/2005   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Finance Charge Under Disclosed: The                                                                                           -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                   TIL indicates the MI would drop after the 154th payment but the
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Miscellaneous Compliance - Initial TIL not provided                                                                               review determined it would be after the 155th payment. The
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    itemization of amount financed did not include the $80 notice of were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this  settlement fee as a prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                         application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $112.68.
7503926871 XXX       $XXX      MA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Appraisal                                                                                                   2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                        Other                                                                                                                     Missing Document: Missing      not                                                                                                                                                                     [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Final 1003                     provided.                                                                                                                                                               [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                  [3] Insurance Documentation -                                                                                                                                                                          Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             interest.
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  not provided                                                                                                                                                                                           were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         application date.
                                                                                                                                                                                                  Missing Valuation:                                                                                                                                                                                     [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7508376519 XXX       $XXX      NJ    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7496037086 XXX       $XXX      NJ    6/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                            Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7493960241 XXX       $XXX      NJ    5/XX/2009  4/XX/2009    Primary    Refinance Rate/Term                 1        A        A        A        A                                                 [3] Insurance Documentation -                                                                                                              1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                  Missing Document: Mortgage
                                                                                                                                                                                                  Insurance Certificate (MIC)
                                                                                                                                                                                                  not provided
7490686702 XXX       $XXX      MA    1/XX/2010  12/XX/2009   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Appraisal                                                                                                   2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home   Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL                                                                                           -
                                                                                                                                                                                                  Missing Valuation:             not provided                                                                                                                                                            Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's  itemization did not disclose an email fee of $4, a processing fee of
                                                                                                                                                                                                                                                                                                                                                                                                         interest.                                                                                                                             $100, or a subordination recording fee of $75 as prepaid finance
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage    charges.
                                                                                                                                                                                                                                                                                                                                                                                                         Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $179.00.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7495692847 XXX       $XXX      IN    10/XX/2007 7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                  [3] Insurance Documentation -                                                                                                                                                                          [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            residence, state and federal testing may be impacted.
                                                                                                                                                                                                  not provided                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7493481913 XXX       $XXX      MA    9/XX/2006  8/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                  Insurance Certificate (MIC)
                                                                                                                                                                                                  not provided
7498452232 XXX       $XXX      NJ    6/XX/2006  6/XX/2006    Primary    Purchase                            1        A        A        A        A                                                 [3] Insurance Documentation -                                                                                                              1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                  Missing Document: Mortgage
                                                                                                                                                                                                  Insurance Certificate (MIC)
                                                                                                                                                                                                  not provided
7497886589 XXX       $XXX      RI    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Other                                                                                                                                                                                                                                                                                                                            were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7507349459 XXX       $XXX      IN    3/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              were run using an application date of 03/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7499486623 XXX       $XXX      NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing - Appraisal                                                                                                   2           B           B           B           B           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family                                                                                                                                                                    -
                                                                        Debt Consolidation                                                                                                        Missing Valuation:             not provided                                                                                                                                                            residence, state and federal testing may be impacted.
7506867198 XXX       $XXX      NM    4/XX/2008  3/XX/2008    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7502922997 XXX       $XXX      IN    9/XX/2006  8/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Appraisal                                                                                                   2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing      not                                                                                                                                                                     were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                     provided.                                                                                                                                                               application date.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family
                                                                                                                                                                                                  Missing Valuation:                                                                                                                                                                                     residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
7502488611 XXX       $XXX      IN    8/XX/2005  6/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
7498289307 XXX       $XXX      IN    10/XX/2007 10/XX/2007   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7490660214 XXX       $XXX      NJ    8/XX/2004  7/XX/2004    Second     Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                             Home                                                                                                                                 Missing Document: Missing                                                                                                                                                                              were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.  The final date used for testing was 07/XX/2004.
                                                                                                                                                                                                  [3] Insurance Documentation -                                                                                                                                                                          [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                  Insurance Certificate (MIC)
                                                                                                                                                                                                  not provided
7497709702 XXX       $XXX      MA    3/XX/2006  2/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing - Note Arm                                                                                                    2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of  Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL                                                                                           -
                                                                                                                                                                                                  Missing Document: Note         Addendum not                                                                                                                                                            loan.                                                                                                                                 Itemization did not disclose $75.00 Discharge Tracking Fee as a
                                                                                                                                                                                                  Addendum - ARM not provided    provided in                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the         prepaid finance charge.
                                                                                                                                                                                                                                 the subject                                                                                                                                                             borrower within three (3) days of application.
                                                                                                                                                                                                                                 loan file.                                                                                                                                                              [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                         Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $75.40.
7496612429 XXX       $XXX      NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                            borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7498642275 XXX       $XXX      NJ    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                            Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in
                                                                                                                                                                                                                                                                                                                                                                                                         Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
7505256041 XXX       $XXX      NJ    9/XX/2006  9/XX/2006    Second     Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                             Home
7493847685 XXX       $XXX      MA    4/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                  Missing Document: Mortgage
                                                                                                                                                                                                  Insurance Certificate (MIC)
                                                                                                                                                                                                  not provided
7496587889 XXX       $XXX      MA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score     Federal Compliance - Final TIL Finance Charge Under Disclosed:                                                                                               -
                                                                        Other                                                                                                                                                                                                                                                                                                                            Disclosure within a reasonably practicable time after using credit score.                                                             Unable to determine under disclosure due to missing itemization of
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $513.55.
7497413360 XXX       $XXX      NJ    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan                                                                                                                                                                -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7496626871 XXX       $XXX      NJ    10/XX/2004 9/XX/2004    Primary    Purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.                                                                                                                                                                                                -
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  [3] Closing / Title - Missing                                                                                                                                                                          application date.  The final date used for testing was 04/XX/2004.
                                                                                                                                                                                                  Document: Security Instrument                                                                                                                                                                          [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family
                                                                                                                                                                                                  - Subject Lien not provided                                                                                                                                                                            residence, state and federal testing may be impacted.
7495764246 XXX       $XXX      IN    12/XX/2005 11/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Closing / Title - Missing                                                                                                              2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate                                                                                                                                                                       -
                                                                                                                                                                                                  Document: Security Instrument                                                                                                                                                                          Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                  - Subject Lien not provided                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7500595287 XXX       $XXX      MA    1/XX/2007  12/XX/2006   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7497836284 XXX       $XXX      MA    3/XX/2007  2/XX/2007    Primary    Purchase                            1        A        A        A        A                                                 [2] Closing / Title - Note is                                                                                                              1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                  not on a FNMA/FHLMC form and
                                                                                                                                                                                                  does not contain the standard
                                                                                                                                                                                                  Due on Sale clause.
7507779457 XXX       $XXX      NJ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                            borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7504325984 XXX       $XXX      MA    5/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7492121509 XXX       $XXX      MA    7/XX/2007  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
7501209384 XXX       $XXX      MA    8/XX/2006  7/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7505256659 XXX       $XXX      NJ    6/XX/2004  5/XX/2004    Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Title / Lien Defect -      File does                                                                                                   3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                         REVIEWER - GENERAL COMMENT                                                   Yes        TR
                                                                                                                                                                                                  Final Title Policy is missing. not contain                                                                                                                                                             provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                        (2018/XX/09): Final HUD-1 not                                                           Indeterminable
                                                                                                                                                                                                  No evidence of title in file.  either                                                                                                                                                                  [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                            provided. HUD-1 provided dated                                                          (UAL State)
                                                                                                                                                                                                  [3] Application / Processing - Preliminary                                                                                                                                                             Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.                                                                                                            4/XX/04 and not signed. Note date is
                                                                                                                                                                                                  Missing Document: Missing      or Final                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                       6/XX/04.
                                                                                                                                                                                                  Final 1003                     Title.                                                                                                                                                                  of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this
                                                                                                                                                                                                                                                                                                                                                                                                         application date.   The final date used for testing was 12/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7496673406 XXX       $XXX      MA    7/XX/2009  6/XX/2009    Primary    Purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect -      File does                                                                                                   2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Finance Charge Under Disclosed:                                                                                               -
                                                                                                                                                                                                  Final Title Policy is missing. not contain                                                                                                                                                             [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage    Unable to determine under disclosure due to missing itemization of
                                                                                                                                                                                                  No evidence of title in file.  either                                                                                                                                                                  Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on     amount financed.
                                                                                                                                                                                                  [3] Application / Processing - Preliminary                                                                                                                                                             verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment,
                                                                                                                                                                                                  Missing Document: Missing      or Final                                                                                                                                                                if applicable
                                                                                                                                                                                                  Final 1003                     Title                                                                                                                                                                   [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $600.09.
7500192399 XXX       $XXX      AR    9/XX/2000  8/XX/2000    Primary    Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             were run using an application date of 08/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            application date.  The final date used for testing was 03/XX/2000.
                                                                                                                                                                                                  not provided                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
7507830652 XXX       $XXX      OK    2/XX/2005  1/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
7506353465 XXX       $XXX      OR    3/XX/2005  3/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
7505634132 XXX       $XXX      CA    4/XX/2005  3/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
7497980056 XXX       $XXX      MI    5/XX/2005  4/XX/2005    Investment Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
7501062159 XXX       $XXX      OH    5/XX/2005  4/XX/2005    Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                        Home Improvement
7490088636 XXX       $XXX      CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                         REVIEWER - GENERAL COMMENT                                                   Yes        TR
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                        (2022/XX/19): Unable to clear                                                           Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan                                                                        exception with documentation that
                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.                                                                                                                                                                                          was provided. TIL Itemization is not
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate                                                                               sufficient.
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this
                                                                                                                                                                                                                                                                                                                                                                                                         application date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
7504545511 XXX       $XXX      CA    8/XX/2005  8/XX/2005    Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                                                                                                        No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                         Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                              Required
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
7492698872 XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not        Federal Compliance - Final TIL Finance Charge Under Disclosed: The                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                            provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                       loan file does not contain evidence of the qualifying index value
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on         used by the Lender, but based on the TIL payment terms they appear
                                                                                                                                                                                                                                                                                                                                                                                                         Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that  to have utilized a figure lower than 4.0108% which is the lowest
                                                                                                                                                                                                                                                                                                                                                                                                         did not start as an ARM.                                                                                                              index available in the lookback period.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.06700% is underdisclosed from calculated APR of 7.51759% outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $67,220.73.
7497722672 XXX       $XXX      CA    10/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                                                                                                        Yes        TR HUD
                                                                        Other                                                                                                                                                                                                                                                                                                                            Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                              Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
7493853870 XXX       $XXX      MD    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               borrower within three (3) days of application.
7492720470 XXX       $XXX      NY    5/XX/2006  4/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7490091546 XXX       $XXX      SC    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                         provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
7503350758 XXX       $XXX      SC    2/XX/2007  1/XX/2007    Investment Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.  The final date used for testing was 01/XX/2007.
7499810355 XXX       $XXX      CA    8/XX/2006  8/XX/2006    Primary    Refinance UTD                       3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                                                                                                      Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                         provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation.  A lookback was performed to determine this
                                                                                                                                                                                                                                                                                                                                                                                                         application date.   The final date used for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
7493079372 XXX       $XXX      CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                1        A        A        A        A                                                 [3] Insurance Documentation -                                                                                                              1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                        Debt Consolidation                                                                                                        Missing Document: Mortgage
                                                                                                                                                                                                  Insurance Certificate (MIC)
                                                                                                                                                                                                  not provided
7506207100 XXX       $XXX      AL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                        Debt Consolidation
7492032457 XXX       $XXX      GA    9/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7497654982 XXX       $XXX      FL    5/XX/2008  4/XX/2008    Primary    Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            application date.  The final date used for testing was 04/XX/2008.
                                                                                                                                                                                                  not provided                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7501258674 XXX       $XXX      CA    12/XX/2003 11/XX/2003   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  [3] Insurance Documentation -                                                                                                                                                                          [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            application date.  The final date used for testing was 11/XX/2003.
                                                                                                                                                                                                  not provided                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7492860334 XXX       $XXX      FL    10/XX/2006 9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  dated by borrower so cannot confirm that borrower received.
7507915548 XXX       $XXX      CA    1/XX/2008  11/XX/2007   Investment Refinance Rate/Term                 1        A        A        A        A                                                 [3] Title / Lien Defect -      Initial and                                                                                                 1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                  Final Title Policy is missing. Final Title
                                                                                                                                                                                                  No evidence of title in file.  Policy are
                                                                                                                                                                                                                                 not in file.
7504576210 XXX       $XXX      MD    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Borrower signature not                                                                                              -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be         dated.: TIL in file indicated to be final, expected funding date
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          determined. Unable to determine if correct TILA rescission form was used.                                                             same as disbursement and/or note date but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     required parties: TIL in file indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                            or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                         determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
7503112247 XXX       $XXX      VA    5/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
7490564355 XXX       $XXX      MO    12/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Finance Charge Under Disclosed:                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Unable to determine under disclosure due to missing Itemization of
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $239.57.
7508497155 XXX       $XXX      VA    3/XX/2005  2/XX/2005    Investment Purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect -      File does                                                                                                   2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                                                                                                                                                  Final Title Policy is missing. not contain                                                                                                                                                             of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  No evidence of title in file.  either                                                                                                                                                                  [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                 Preliminary
                                                                                                                                                                                                                                 or Final
                                                                                                                                                                                                                                 Title
7494914726 XXX       $XXX      FL    7/XX/2006  6/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7501130295 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                  Instrument is not on a                                                                                                                                                                                 [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  FNMA/FHLMC form and does not                                                                                                                                                                           Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                  contain the following                                                                                                                                                                                  [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                  clauses:: Homestead Exemption                                                                                                                                                                          [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                  Waiver                                                                                                                                                                                                 provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7498487153 XXX       $XXX      IL    7/XX/2007  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  [3] Closing / Title - Missing                                                                                                                                                                          application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                  Document: Security Instrument                                                                                                                                                                          [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                  - Subject Lien not provided                                                                                                                                                                            Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7505145587 XXX       $XXX      NC    1/XX/2007  12/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor initialed by borrower.
7504359796 XXX       $XXX      MD    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                  Missing Document: Missing
                                                                                                                                                                                                  Final 1003
7499729045 XXX       $XXX      IL    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7500743165 XXX       $XXX      GA    2/XX/2006  1/XX/2006    Investment Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
7508072108 XXX       $XXX      SC    10/XX/2006 9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not                                                                         SELLER - GENERAL COMMENT             GENERAL COMMENT                                    -
                                                                                                                                                                                                                                                                                                                                                                                                         provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the                                                                       (2022/XX/09): The issue cited has    (2022/XX/09): The issue
                                                                                                                                                                                                                                                                                                                                                                                                         loan.                                                                                                                                                                                                      either been resolved or was          cited has either been
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determined to not be an exception as resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    noted.  Based on the review it       determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    appears SC Code 37/XX/70 (D), prior  exception as noted.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to 2012 Brokerage companies were     Based on the review it
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    required to comply with disclosing   appears SC Code 37/XX/70
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the Complaint disclosures for        (D), prior to 2012
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mortgage loans; this requirement was Brokerage companies were not applicable to Federal regulated  required to comply with banks. The loan originated as a XXX  disclosing the Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan in 10/XX/2006; as such, said    disclosures for Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure was not applicable at     loans; this requirement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    time of origination.                 was not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    REVIEWER - GENERAL COMMENT           Federal regulated banks.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (2022/XX/09): "AMC performs its      The loan originated as a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    review for compliance with state and XXX loan in 10/XX/2006;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    local laws enacted to combat         as such, said disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    predatory lending without regard to  was not applicable at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the status of the originating        time of origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    lender, particularly in connection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    with reviews for secondary market
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    purchasers that are not federally
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    chartered institutions. In the event
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that a national bank originates a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan that triggers the thresholds of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    a state law enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    predatory lending and subsequently
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    sells that loan in the secondary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    market to an entity that is not a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    national bank/federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    institution there is some
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    uncertainty whether the assignee, by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    virtue of contractual rights, would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    be able to assert the same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exemption/preemption claim in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    litigation or a regulatory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    enforcement action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    South Carolina CHL Complaint Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Specifically in relation to the SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Complaint Agency Disclosure. The SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Complaint Disclosure is part of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SC high cost law (albeit applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to all Consumer Home Loans) and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    would therefore continue to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    tested based on the aforementioned
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing methodology. Additionally,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    South Carolina's Consumer Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Code contains the high-cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    regulation under Chapter 23 entitled
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    "South Carolina High-Cost and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Consumer Home Loans Act", where
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    there is no specific exemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided to national banks and their
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    subs. The Act simply defines
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    "lender" as including, but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    limited to, "a mortgage broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    originating a loan in a table-funded
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan transaction in which the broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    is identified as the original payee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    of the note." So while a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    bank may claim preemption from the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    state law banking statutes, there is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    some uncertainty whether any
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    assignee would be able to assert
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that same exemption/preemption claim
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    in litigation or a regulatory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    enforcement action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan."
7499048642 XXX       $XXX      NV    5/XX/2004  4/XX/2004    Investment Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
7493079225 XXX       $XXX      FL    7/XX/2005  6/XX/2005    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7504531013 XXX       $XXX      CA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect -      File does                                                                                                   3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                                                                                                      Yes        TR
                                                                        Other                                                                                                                     Final Title Policy is missing. not contain                                                                                                                                                             provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  No evidence of title in file.  either                                                                                                                                                                  [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  [3] Application / Processing - Preliminary                                                                                                                                                             Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Missing Document: Missing      or Final                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  Final 1003                     Title                                                                                                                                                                   of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this
                                                                                                                                                                                                                                                                                                                                                                                                         application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7494139704 XXX       $XXX      AZ    10/XX/2006 9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.                                                                               initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7509909424 XXX       $XXX      NC    7/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
7497946372 XXX       $XXX      CA    11/XX/2005 9/XX/2005    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7495262889 XXX       $XXX      MD    8/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7505322566 XXX       $XXX      CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -      File does                                                                                                   2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.       Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                        Debt Consolidation                                                                                                        Final Title Policy is missing. not contain                                                                                                                                                             Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                       Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                  No evidence of title in file.  either                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value  date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                  [3] Application / Processing - Preliminary                                                                                                                                                             of a contract sales price or original loan amount, whichever applies.                                                                 dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                  Missing Document: Missing      or Final                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                  Final 1003                     Title                                                                                                                                                                   [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7496228835 XXX       $XXX      NJ    8/XX/2009  5/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7507670408 XXX       $XXX      NJ    7/XX/2006  6/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7509795679 XXX       $XXX      CA    3/XX/2004  2/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7496786169 XXX       $XXX      CA    5/XX/2005  4/XX/2005    Second     Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy  Federal Compliance - Disparity in Occupancy: The Declarations                                                                                                -
                                                             Home       Home Improvement                                                                                                                                                                                                                                                                                                                 the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Second Home)           section on page 3 of the Initial and Final applications indicates
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    that the borrower intends to occupy the property as their primary were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this  residence.  Compliance testing completed using occupancy of Primary
                                                                                                                                                                                                                                                                                                                                                                                                         application date.  The final date used for testing was 04/XX/2005.                                                                    with no high cost impact.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7504305796 XXX       $XXX      OH    11/XX/2005 10/XX/2005   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan                                                                                                                                                                -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              Application Date.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of XXX% is in excess of the allowable maximum of
                                                                                                                                                                                                                                                                                                                                                                                                         5.00000% of the Original Loan Amount. FNMA Finance Charge total $5,240.98 on a Original Loan Amount of $XXX vs. an allowable total of
                                                                                                                                                                                                                                                                                                                                                                                                         $XXX (an overage of $471.98 or .XXX%).
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7505356375 XXX       $XXX      CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan                                                                                                                                                                -
                                                                        Other                                                                                                                                                                                                                                                                                                                            Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7502253715 XXX       $XXX      CA    10/XX/2005 9/XX/2005    Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                        Other
7505297496 XXX       $XXX      VA    12/XX/2005 11/XX/2005   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.                                                                               is not evident in file.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         Application: Affiliated Business Agreement in file is signed/dated
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          11/XX/2005. (Doc 40)
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $7,746.81.                                                     Federal Compliance - Final TIL Finance Charge Under Disclosed: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL indicate the Index used was 3.326%. The closest Index available in our look-back period is 3.4783%.
7492700817 XXX       $XXX      TX    2/XX/2006  1/XX/2006    Second     Construction-Permanent              3        D        D        D        D                                                 [3] Insurance Documentation -                                                                                                              3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for                                                                                                                                                     No         TNR Testing Not
                                                             Home                                                                                                                                 Missing Document: Mortgage                                                                                                                                                                             any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                         Required
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  not provided                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7505661775 XXX       $XXX      CA    10/XX/2007 9/XX/2007    Second     Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                                                                                      -
                                                             Home                                                                                                                                                                                                                                                                                                                                        Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7492793930 XXX       $XXX      CA    11/XX/2007 11/XX/2007   Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                        Debt Consolidation
7506346235 XXX       $XXX      CA    5/XX/2008  4/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                                                                     -
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                  not provided                                                                                                                                                                                           Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7496483164 XXX       $XXX      NY    7/XX/2008  5/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7495810622 XXX       $XXX      CA    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                            borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7508629807 XXX       $XXX      NY    5/XX/2011  3/XX/2011    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
7508523066 XXX       $XXX      CA    7/XX/2013  4/XX/2013    Investment Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7494313504 XXX       $XXX      TX    9/XX/2007  9/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7508572339 XXX       $XXX      FL    11/XX/2007 10/XX/2007   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7501901689 XXX       $XXX      WA    11/XX/2006 11/XX/2006   Investment Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
7493134266 XXX       $XXX      TX    10/XX/2006 9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor initialed by borrower.
7505526341 XXX       $XXX      OR    8/XX/2006  7/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7509274735 XXX       $XXX      TN    6/XX/2006  5/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and note date but is not signed or dated by borrower so cannot confirm that borrower received.
7502289236 XXX       $XXX      NM    8/XX/2003  7/XX/2003    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect -      File does                                                                                                   3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees    General Appraisal Requirements - Due to lack of appraised value,                                                                                  Yes        TR
                                                                                                                                                                                                  Final Title Policy is missing. not contain                                                                                                                                                             provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                   compliance tests requiring an LTV were run off an assumed value of a                                                                                         Indeterminable
                                                                                                                                                                                                  No evidence of title in file.  either                                                                                                                                                                  [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.       contract sales price or original loan amount, whichever applies.:
                                                                                                                                                                                                  [3] Application / Processing - Preliminary                                                                                                                                                             Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.                                       Appraisal / appraised value at origination is not provided.
                                                                                                                                                                                                  Missing Document: Missing      or Final                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  Final 1003                     Title.                                                                                                                                                                  of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this
                                                                                                                                                                                                                                                                                                                                                                                                         application date.   The final date used for testing was 02/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7496565593 XXX       $XXX      OR    5/XX/2001  4/XX/2001    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for    Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For                                                                               Yes        TR
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              any applicable Federal, State or Local compliance testing.                                                                            Fee Testing: HUD is illegible - unable to enter fees for Compliance                                                                                          Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.       testing.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 05/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2000.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7502059429 XXX       $XXX      NC    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                 3        C        C        C        C                                                                                                                                                                                            3           C           C           C           C           [3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan                                                                       SELLER - GENERAL COMMENT             GENERAL COMMENT                                    State - NC
                                                                                                                                                                                                                                                                                                                                                                                                         was made without a tangible net benefit to borrower due to missing prior loan information.                                                                                                                 (2022/XX/09): The issue cited has    (2022/XX/09): The issue
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                              either been resolved or was          cited has either been
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.                                                                                                                                                             determined to not be an exception as resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate                                                                               noted. The subject loan was a        determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.                                                                                                               One-Time Close Loan which includes   exception as noted. The
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                          interim and permanent financing for  subject loan was a
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                              a construction loan. The transaction One-Time Close Loan which
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)                                                                      would not be compared to the prior   includes interim and
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                                                                                              loan to determine the Tangible Net   permanent financing for a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Benefit. Supporting documents have   construction loan. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    been located and uploaded as         transaction would not be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    XXX#XXX_Compliance Documents         compared to the prior
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    05.25.2022.                          loan to determine the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    REVIEWER - GENERAL COMMENT           Tangible Net Benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (2022/XX/09): Missing source         Supporting documents have
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    information to complete the TNB      been located and uploaded
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    elements. Document examples: Prior   as XXX#XXX_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Original Note, payoff statement etc. Documents 05.25.2022.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Exception remains.
7502720301 XXX       $XXX      FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Government Documentation -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                        Debt Consolidation                                                                                                        Missing Document: FHA Mortgage
                                                                                                                                                                                                  Insurance Certificate not
                                                                                                                                                                                                  provided
7504055700 XXX       $XXX      CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                        Other                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7507982374 XXX       $XXX      NC    12/XX/2002 11/XX/2002   Primary    Refinance Rate/Term                 3        C        C        C        C                                                 [3] Title / Lien Defect -      File does                                                                                                   3           C           C           C           C           [3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan                                                                                                                                                               State - NC
                                                                                                                                                                                                  Final Title Policy is missing. not contain                                                                                                                                                             was made without a tangible net benefit to borrower due to missing prior loan information.
                                                                                                                                                                                                  No evidence of title in file.  either                                                                                                                                                                  [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  [3] Application / Processing - Preliminary                                                                                                                                                             Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Missing Document: Missing      or Final                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  Final 1003                     Title                                                                                                                                                                   of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7499096098 XXX       $XXX      NC    8/XX/2003  7/XX/2003    UTD        Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect -      File does                                                                                                   3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                         SELLER - GENERAL COMMENT             GENERAL COMMENT                         Yes        TR
                                                                        Debt Consolidation                                                                                                        Final Title Policy is missing. not contain                                                                                                                                                             provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                        (2022/XX/27): The issue cited has    (2022/XX/27): The issue                            Indeterminable
                                                                                                                                                                                                  No evidence of title in file.  either                                                                                                                                                                  [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                              either been resolved or was          cited has either been
                                                                                                                                                                                                  [3] Application / Processing - Preliminary                                                                                                                                                             borrower.                                                                                                                                                                                                  determined to not be an exception as resolved or was
                                                                                                                                                                                                  Missing Document: Missing      or Final                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate                                                                               noted. File documentation included   determined to not be an
                                                                                                                                                                                                  Final 1003                     Title.                                                                                                                                                                  Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                    the XXX Specific Closing             exception as noted. File
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                            Instructions dated 8/XX/2003 which   documentation included
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.                                                                                                            identified the breakdown of specific the XXX Specific Closing
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                        fees due at loan closing totaling    Instructions dated
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests                                                                      $192.00 and it is sufficient for     8/XX/2003 which
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this                                                                      compliance testing.  This is         identified the breakdown
                                                                                                                                                                                                                                                                                                                                                                                                         application date.   The final date used for testing was 02/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in                                                                      evidenced by two documents           of specific fees due at
                                                                                                                                                                                                                                                                                                                                                                                                         testing.                                                                                                                                                                                                   identified as Disclosure Statement   loan closing totaling
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                              that included the Amount Financed    $192.00 and it is
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                         Itemization of fees dated 08/XX/2003 sufficient for compliance
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                              and the Boarding Data Sheet that     testing.  This is
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.                                                                        reflected the fees on this loan.     evidenced by two
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Supporting documents have been       documents identified as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    uploaded as XXX#XXX_Compliance       Disclosure Statement that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Documents_05/XX/2022                 included the Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    REVIEWER - GENERAL COMMENT           Financed Itemization of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (2022/XX/27): Unable to clear        fees dated 08/XX/2003 and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exception with documentation that    the Boarding Data Sheet
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    was provided. Missing HUD. TIL       that reflected the fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Itemization is not sufficient.       on this loan.  Supporting
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Exception remains                    documents have been
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         XXX#XXX_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Documents_05/XX/2022
7503818488 XXX       $XXX      NY    9/XX/2005  8/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect -      File does                                                                                                   2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note                                                                                                                                                               -
                                                                                                                                                                                                  Final Title Policy is missing. not contain                                                                                                                                                             Date of 09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.  either                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing - Preliminary                                                                                                                                                             of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing      or Final                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Final 1003                     Title.                                                                                                                                                                  [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
7501930086 XXX       $XXX      CT    6/XX/2004  5/XX/2004    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7506360253 XXX       $XXX      MA    3/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                                                                                                -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7507511845 XXX       $XXX      IN    6/XX/2005  5/XX/2005    Investment Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy  Federal Compliance - Disparity in Occupancy: Declarations page of                                                                                            -
                                                                                                                                                                                                                                                                                                                                                                                                         the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment)            the 1003 indicates borrower intends to occupy.  Compliance testing completed using occupancy of Primary with no high cost impact.
7506778901 XXX       $XXX      NJ    9/XX/2005  8/XX/2005    Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for                                                                                                                                                      Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                         any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                         Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate                                                                                                                                                                       (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7491646810 XXX       $XXX      NJ    10/XX/2005 10/XX/2005   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not        Miscellaneous Compliance - Prepayment Penalty Discrepancy: No PPP on                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                       note but indicated on TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on         Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                         Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that  Unable to determine under disclosure due to missing Itemization of
                                                                                                                                                                                                                                                                                                                                                                                                         did not start as an ARM.                                                                                                              Finance Charges.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Prepayment Penalty Discrepancy: Final TIL / CD indicates loan has PPP, however file does not contain prepayment penalty addendum. Missing prepay data may result in invalid high cost, FNMA, and/or QM points and fees findings.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $174.40.
7490551778 XXX       $XXX      MA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                            borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                         Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
7504420557 XXX       $XXX      MA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the         Federal Compliance - Final TIL Finance Charge Under Disclosed: Under                                                                                         -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              borrower within three (3) days of application.                                                                                        disclosure appears to be result of payment stream listed on the
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          final TIL being illogical based on the terms of the note.
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                         Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $3,627.66.
7503500304 XXX       $XXX      CA    3/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                            borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
7494107768 XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7508769720 XXX       $XXX      MA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                                                                                                -
                                                                        Other                                                                                                                                                                                                                                                                                                                            Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
7498722882 XXX       $XXX      NJ    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Other                                                                                                                                                                                                                                                                                                                            were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7502786260 XXX       $XXX      NJ    5/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                 1        A        A        A        A                                                 [3] Insurance Documentation -                                                                                                              1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                  Missing Document: Mortgage
                                                                                                                                                                                                  Insurance Certificate (MIC)
                                                                                                                                                                                                  not provided
7505567396 XXX       $XXX      NJ    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included                                                                                                                                                              -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              in the pay-off which may impact high cost findings.
                                                                                                                                                                                                  Final 1003
7504833648 XXX       $XXX      NJ    11/XX/2007 10/XX/2007   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
7506187339 XXX       $XXX      NJ    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Other                                                                                                                                                                                                                                                                                                                            were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
7497182114 XXX       $XXX      NJ    12/XX/2007 12/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7496870164 XXX       $XXX      NJ    6/XX/2008  6/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included                                                                                                                                                              -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               in the pay-off which may impact high cost findings.
7504041718 XXX       $XXX      MN    1/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7497525635 XXX       $XXX      NJ    6/XX/2008  5/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    required parties: TIL appears to be final but not signed nor were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this  initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                         application date.  The final date used for testing was 12/XX/2007.                                                                    Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Unable to determine under disclosure due to missing Itemization of
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $170.83.
7498141390 XXX       $XXX      MA    6/XX/2008  5/XX/2008    Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                Yes        TR Note
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage                                                                                                                                                                 State)
                                                                                                                                                                                                                                                                                                                                                                                                         Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
7502105780 XXX       $XXX      MA    2/XX/2005  1/XX/2005    Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                                                                                                      Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this
                                                                                                                                                                                                                                                                                                                                                                                                         application date.   The final date used for testing was 08/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7505699354 XXX       $XXX      NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7497816520 XXX       $XXX      NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                        Other                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7508714549 XXX       $XXX      MA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:                                                                                                                                                               -
                                                                        Other                                                                                                                                                                                                                                                                                                                            Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7493567239 XXX       $XXX      NJ    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7492469617 XXX       $XXX      NJ    5/XX/2007  4/XX/2007    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                        Other
7496574804 XXX       $XXX      MA    4/XX/2007  12/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7494185428 XXX       $XXX      ME    2/XX/2008  11/XX/2007   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7497569892 XXX       $XXX      MA    1/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Closing / Title - Missing                                                                                                              2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                  Document: Security Instrument                                                                                                                                                                          [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                  - Subject Lien not provided                                                                                                                                                                            provided to the borrower by closing.                                                                                                  date same as disbursement and note date but is not signed or dated by borrower so cannot confirm that borrower received
7504639469 XXX       $XXX      MA    2/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                                                                                                          -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7505980079 XXX       $XXX      MA    8/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
7499680710 XXX       $XXX      MA    12/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.       Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.                                       Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    date same as disbursement and/or note date but is not signed or were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this  dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $867.29.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7491977134 XXX       $XXX      MA    11/XX/2007 10/XX/2007   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7503653922 XXX       $XXX      NJ    3/XX/2006  3/XX/2006    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
7509251349 XXX       $XXX      RI    1/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before REVIEWER - GENERAL COMMENT           GENERAL COMMENT                                    -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                   Consummation: TIL in file indicated to be final, expected funding    (2022/XX/09): Downgraded to EV2-B    (2022/XX/09): The issue
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  date same as disbursement and/or note date but is not signed or      due to exemption status of           cited has either been
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      dated by borrower so cannot confirm that borrower received.          originating lender.                  resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                              SELLER - GENERAL COMMENT             determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)                                                                      (2022/XX/09): The issue cited has    exception as noted. The
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                                                                                              either been resolved or was          Final HUD-1 and Closing
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): Rhode                                                                       determined to not be an exception as Instructions indicate
                                                                                                                                                                                                                                                                                                                                                                                                         Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.                                                                                                           noted. The Final HUD-1 and Closing   third party fees were
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                                                                                 Instructions indicate third party    paid by XXX on this loan
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not                                                                             fees were paid by XXX on this loan   and therefore, copies of
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                                                                                       and therefore, copies of the         the invoices are not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    invoices are not required. Lastly,   required. Lastly, we have
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    we have located the attached         located the attached
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Homeowners Insurance policy invoice  Homeowners Insurance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that reflects the total annual       policy invoice that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    premium of $875.45 to be paid at     reflects the total annual
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    closing and matches the amount paid  premium of $875.45 to be on the HUD-1.  Supporting Documents  paid at closing and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    uploaded as XXX#XXX_Compliance       matches the amount paid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Documentation_05/XX/2022.            on the HUD-1.  Supporting
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Documents uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         XXX#XXX_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Documentation_05/XX/2022.
7498631327 XXX       $XXX      MA    11/XX/2007 10/XX/2007   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             initialed by borrower.
7496162077 XXX       $XXX      MA    8/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7505927573 XXX       $XXX      MA    1/XX/2005  12/XX/2004   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7492030569 XXX       $XXX      NJ    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Finance Charge Under Disclosed:                                                                                               -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Unable to determine under disclosure due to missing itemization of
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $226.62.                                                       Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        date same as disbursement and note date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  by borrower so cannot confirm that borrower received.
7492346120 XXX       $XXX      RI    3/XX/2007  2/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before REVIEWER - GENERAL COMMENT           GENERAL COMMENT                                    -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): Rhode  Consummation: TIL in file indicated to be final, expected funding    (2022/XX/09): Downgraded to EV2-B    (2022/XX/09): The issue
                                                                                                                                                                                                                                                                                                                                                                                                         Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.                                      date same as disbursement and/or note date but is not signed or      due to exemption status of           cited has either been
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        dated by borrower so cannot confirm that borrower received.          originating lender.                  resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                                                                                       SELLER - GENERAL COMMENT             determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (2022/XX/09): The issue cited has    exception as noted. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    either been resolved or was          Final HUD-1 and Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determined to not be an exception as Instructions indicate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    noted. The Final HUD-1 and Closing   there were third party
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Instructions indicate there were     fees that were paid by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    third party fees that were paid by   XXX on this loan and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    XXX on this loan and therefore,      therefore, copies of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    copies of the invoices are not       invoices are not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    required. We have located the        required. We have located
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Homeowners Insurance policy invoice  the Homeowners Insurance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that reflects the total annual       policy invoice that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    premium of $684.00 was paid in full  reflects the total annual
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    and the Title Charges Invoice        premium of $684.00 was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provide by the settlement agent.     paid in full and the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lastly, the Disclosure Statement     Title Charges Invoice
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    reflects the charges for Flood       provide by the settlement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Hazard and Tax Service Certification agent. Lastly, the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Fees that match the HUD-1.           Disclosure Statement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Supporting Documents uploaded as     reflects the charges for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    XXX#XXX_Compliance                   Flood Hazard and Tax
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Documents_05/XX/2022                 Service Certification
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Fees that match the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         HUD-1.  Supporting
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Documents uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         XXX#XXX_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Documents_05/XX/2022
7504459195 XXX       $XXX      MA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                         Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7502246356 XXX       $XXX      MA    2/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Borrower signature not                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  dated.: TIL in file indicated to be final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      same as disbursement and/or note date but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                            borrower so cannot confirm that borrower received.
7492436857 XXX       $XXX      MA    7/XX/2006  6/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.                                                                 required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      Unable to determine under disclosure due to missing itemization of
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $597.13.                                                       Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  dated by borrower so cannot confirm that borrower received
7493057526 XXX       $XXX      MA    6/XX/2006  4/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7502732324 XXX       $XXX      NJ    10/XX/2006 9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate                                                                                                                                                                       -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7504446365 XXX       $XXX      MA    12/XX/2006 12/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                   Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7504845630 XXX       $XXX      NJ    9/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7508014417 XXX       $XXX      MA    11/XX/2006 10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7508596270 XXX       $XXX      MA    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         interest.                                                                                                                             initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this  Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         application date.  The final date used for testing was 12/XX/2006.                                                                    date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7496577176 XXX       $XXX      RI    2/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Borrower signature not      REVIEWER - GENERAL COMMENT           GENERAL COMMENT                                    -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         dated.: TIL in file indicated to be final, expected funding date     (2022/XX/09): Downgraded to EV2-B    (2022/XX/09): The issue
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) same as disbursement and/or note date but is not dated by borrower   due to exemption status of           cited has either been
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         so cannot confirm that borrower received.                            originating lender.                  resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): Rhode  Federal Compliance - Final TIL Not Provided to Borrower At or Before SELLER - GENERAL COMMENT             determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                         Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.                                      Consummation: TIL in file indicated to be final, expected funding    (2022/XX/09): The issue cited has    exception as noted. The
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                            date same as disbursement and/or note date but is not signed or      either been resolved or was          Final HUD-1 and Closing
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        dated by borrower so cannot confirm that borrower received.          determined to not be an exception as Instructions indicate
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                                                                                       noted. The Final HUD-1 and Closing   third party fees were
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Instructions indicate third party    paid by XXX on this loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    fees were paid by XXX on this loan   and therefore, copies of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    and therefore, copies of the         the invoices are not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    invoices are not required. Lastly,   required. Lastly, we have
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    we have located the attached         located the attached
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Homeowners Insurance policy invoice  Homeowners Insurance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that reflects the total annual       policy invoice that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    premium of $678.00 to be paid at     reflects the total annual
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    closing and matches the amount paid  premium of $678.00 to be on the HUD-1.  Supporting Documents  paid at closing and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    uploaded as XXX#XXX_Compliance       matches the amount paid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Documents_05/XX/2022.                on the HUD-1.  Supporting
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Documents uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         XXX#XXX_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Documents_05/XX/2022.
7504191042 XXX       $XXX      IN    5/XX/2006  4/XX/2006    Second     Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                             Home                                                                                                                                                                                                                                                                                                                                        Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7497834661 XXX       $XXX      FL    1/XX/2002  12/XX/2001   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 12/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.  The final date used for testing was 12/XX/2001.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7508384666 XXX       $XXX      WI    11/XX/2002 10/XX/2002   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.  The final date used for testing was 05/XX/2002.
7493947187 XXX       $XXX      OH    5/XX/2002  4/XX/2002    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7501543896 XXX       $XXX      NC    5/XX/2003  4/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  not provided                                                                                                                                                                                           application date.  The final date used for testing was 11/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 05/XX/2003, prior to three (3) business days from transaction date of 05/XX/2003.
7504950829 XXX       $XXX      IL    6/XX/2003  6/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $104.87.                                                       itemization did not disclose $30.00 Courier Fee and $75.00 After
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Hours Closing Fee as prepaid finance charges.
7502350825 XXX       $XXX      TX    3/XX/2004  3/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.                                                                   Arrangement Disclosure Missing: The Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure was actually documented on page D0183 dated 3/XX/2004, however, Clarity is not accepting this tab as one that can validate the borrower did receive the document.
7507833462 XXX       $XXX      TX    6/XX/2004  2/XX/2004    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7508731786 XXX       $XXX      NC    7/XX/2004  7/XX/2004    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7492288756 XXX       $XXX      IL    12/XX/2004 10/XX/2004   Second     Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                             Home       Debt Consolidation
7492093970 XXX       $XXX      PA    2/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                            borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                                                                                                                                                                                                         Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7498336891 XXX       $XXX      MI    4/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan                                                                                                                                                                -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to
                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7500849578 XXX       $XXX      CA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for                                                                                                                                                     Yes        TR
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                         Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
7505097781 XXX       $XXX      CA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not        State Compliance - (Doc Error) Note Error: Loan does not comply with                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                       state prepayment penalty requirements: Prepayment charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    per state (CA) - A borrower may prepay at any time without penalty were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this  an "adjustable-payment, adjustable-rate mortgage" under Cal. Civ.
                                                                                                                                                                                                                                                                                                                                                                                                         application date.  The final date used for testing was 04/XX/2005.                                                                    Code {section}1916.7 a loan secured by an owner occupied property
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements                        with less than 4 units.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                         DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
7501072708 XXX       $XXX      CA    6/XX/2005  5/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
7504336697 XXX       $XXX      OK    7/XX/2005  6/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7500625882 XXX       $XXX      OH    6/XX/2005  6/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of XXX% is in excess of the allowable maximum of
                                                                                                                                                                                                                                                                                                                                                                                                         5.00000% of the Original Loan Amount. FNMA Finance Charge total $4,887.00 on a Original Loan Amount of $XXX vs. an allowable total of
                                                                                                                                                                                                                                                                                                                                                                                                         $XXX (an overage of $87.00 or .XXX%).
7490220613 XXX       $XXX      CA    6/XX/2005  6/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7490621605 XXX       $XXX      IL    7/XX/2005  6/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                                                                     -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7492828294 XXX       $XXX      CA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Other                                                                                                                                                                                                                                                                                                                            were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7492176253 XXX       $XXX      CA    9/XX/2005  9/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
7506055088 XXX       $XXX      CA    9/XX/2005  9/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7491607074 XXX       $XXX      CA    12/XX/2005 11/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan   Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.                                                                                                                     itemization did not disclose a wire fee of $50 as a prepaid finance
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing      charge.
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $50.11.
7498959732 XXX       $XXX      WA    3/XX/2006  2/XX/2006    Investment Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
7494261139 XXX       $XXX      FL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of XXX% is in excess of the allowable maximum of                                                                                                                                                              -
                                                                        Home Improvement                                                                                                                                                                                                                                                                                                                 5.00000% of the Original Loan Amount. FNMA Finance Charge total $5,725.00 on a Original Loan Amount of $XXX vs. an allowable total of
                                                                                                                                                                                                                                                                                                                                                                                                         $5,625.00 (an overage of $XXX or .XXX%).
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
7493914473 XXX       $XXX      CA    5/XX/2006  2/XX/2006    Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                        Other
7506027036 XXX       $XXX      CA    12/XX/2005 11/XX/2005   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
7493011279 XXX       $XXX      FL    1/XX/2006  12/XX/2005   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7490737223 XXX       $XXX      NY    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan                                                                                                                                                                -
                                                                        Other                                                                                                                                                                                                                                                                                                                            Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
7501213893 XXX       $XXX      CA    3/XX/2006  2/XX/2006    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7496269665 XXX       $XXX      WA    6/XX/2006  6/XX/2006    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7506261343 XXX       $XXX      NY    4/XX/2006  3/XX/2006    Investment Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
7490882869 XXX       $XXX      CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                            provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
7494928820 XXX       $XXX      TX    9/XX/2006  8/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Government Documentation -                                                                                                             2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                                                                                      -
                                                                                                                                                                                                  FHA - Real Estate                                                                                                                                                                                      Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                  Certification is not                                                                                                                                                                                   business days of application.
                                                                                                                                                                                                  compliant.: Disclosure: FHA -
                                                                                                                                                                                                  Real Estate Certification
                                                                                                                                                                                                  (Government Documents)
                                                                                                                                                                                                  [3] Government Documentation -
                                                                                                                                                                                                  Missing Document: FHA Mortgage
                                                                                                                                                                                                  Insurance Certificate not
                                                                                                                                                                                                  provided
7507270419 XXX       $XXX      CA    6/XX/2006  5/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7507379059 XXX       $XXX      CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not        General Appraisal Requirements - Due to lack of appraised value,                                                                                             -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          contract sales price or original loan amount, whichever applies.:
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.                                                                               Missing Appraisal, no other source of value in the file that is in
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value  scope for this review.
                                                                                                                                                                                                                                                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7496897272 XXX       $XXX      CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                      -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7503222276 XXX       $XXX      MD    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                            were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this  Itemization did not disclose a Wire Fee in the amount of $35 as a
                                                                                                                                                                                                                                                                                                                                                                                                         application date.  The final date used for testing was 09/XX/2006.                                                                    prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $35.09.
7490925559 XXX       $XXX      CA    9/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7493364226 XXX       $XXX      NM    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                 3        C        C        C        C                                                                                                                                                                                            3           C           C           C           C           [3] State Compliance - New Mexico Tangible Net Benefit Test: New Mexico Home Loan: Unable to determine if refinance loan was made                                                                          SELLER - GENERAL COMMENT             GENERAL COMMENT                                    State - NC
                                                                                                                                                                                                                                                                                                                                                                                                         without tangible net benefit to borrower due to missing prior loan information.                                                                                                                            (2022/XX/10): The issue cited has    (2022/XX/10): The issue
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                         either been resolved or was          cited has either been
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this                                                                       determined to not be an exception as resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                         application date.  The final date used for testing was 02/XX/2007.                                                                                                                                         noted. There is no requirement for   determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business                                                                         the tangible net benefit testing for exception as noted. There
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure due to missing information.                                                                                                                                                                     the subject loan. Please refer to    is no requirement for the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the 1003, Credit Report, AUS Loan    tangible net benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Prospector, Promissory Note, all     testing for the subject
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    answer and satisfy the questions     loan. Please refer to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    listed from the Net Tangible Benefit 1003, Credit Report, AUS
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Worksheet. The Promissory Note       Loan Prospector,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    confirms that the borrower           Promissory Note, all
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    refinanced into a conforming 30 Year answer and satisfy the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Fixed loan with no prepayment        questions listed from the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    penalty. The Final HUD-1 document    Net Tangible Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that the subject transaction         Worksheet. The Promissory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    consolidated the existing first and  Note confirms that the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    second mortgages which have a        borrower refinanced into
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    combined monthly payment of $864.00. a conforming 30 Year
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    The Loan Prospector Accept supports  Fixed loan with no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that the housing payment decreased   prepayment penalty. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    from present payment of $864.00 to   Final HUD-1 document that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the new payment of $632.07.          the subject transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Therefore, the aforementioned        consolidated the existing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    documents met the criteria of the    first and second
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Net Tangible Benefit requirements.   mortgages which have a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Supporting documentation uploaded as combined monthly payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    XXX#XXX_Compliance                   of $864.00. The Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Documents_05.25.2022.                Prospector Accept
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    REVIEWER - GENERAL COMMENT           supports that the housing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (2022/XX/10): "With respect to       payment decreased from
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    utilizing any exemption or federal   present payment of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    preemption rights, SitusAMC          $864.00 to the new
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    generally does not apply exemption   payment of $632.07.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    or federal preemption for purposes   Therefore, the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    of high-cost reviews, particularly   aforementioned documents
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    at initial reporting. In the event   met the criteria of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the originating entity subsequently  Net Tangible Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    sells that loan in the secondary     requirements. Supporting
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    market to an entity that is not a    documentation uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    federally chartered entity, there is XXX#XXX_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    some uncertainty whether the         Documents_05.25.2022.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    assignee, by virtue of contractual
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    rights, would be able to assert the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    same exemption/preemption claim in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    litigation or a regulatory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    enforcement action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan. There are certainly arguments
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    bank exemption/federal preemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    would travel to a subsequent
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    purchaser under the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    "valid-when-made" doctrine,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (particularly with respect to state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    high cost or anti-predatory statute
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that specifically exempted an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    institution from its coverage), but
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    there is less certainty with respect
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to preemption vs exemption.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Accordingly, outside counsel has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    advised that for states where the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    APL statute/high-cost regulation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    specifically exempts
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    federally-chartered banks, it is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    reasonable for SitusAMC to take the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    position that at origination the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan was not covered and the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requirement never applied to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    transaction based on the express
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    language of the law being tested.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Accordingly, at client's request,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SitusAMC can downgrade high-cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exceptions in these states to EV2-B
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    as the risk of exemption not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    traveling to a subsequent purchaser
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    is relatively limited in most
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    scenarios.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    However, in the states where the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    statute does not specifically exempt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    banks, etc., which includes New
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mexico, the requirements of the APL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    statute are applicable based on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    language of the law. Accordingly,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SitusAMC generally would not rely
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    upon federal preemption as a basis
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    for downgrading exceptions related
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to high cost or APL violations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Borrowers have had success in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    derailing foreclosures and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    bankruptcies on loans that they
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    claim are high cost and unlike
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exemption explicitly stated within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the statute, there is less certainty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that preemption would carry to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    subsequent purchasers/assignees.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    As it pertains to the specific TNB
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exception on the loan, the New
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Mexico Home Loan Protection Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prohibits the making of a home loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that refinances another home loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    when the new loan does not have a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    "reasonable, tangible net benefit"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to the borrower considering all
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    circumstances, including the terms
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    of the old loan and the new, the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    cost of the new loan, and the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    borrower's circumstances. Based on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the documentation we have in file,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    we have limited information on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    prior loan and therefore are unable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to determine whether the new loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    results in a lower payment for the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    borrower, a lower amortization term,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    a reduced interest rate, etc. Based
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    on the facts and circumstances of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the individual loan file, it is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    apparent what the net benefit would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    be for the borrower to have the new
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan. If seller can provide
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    additional information for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    consideration on the benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided to the borrower, we can
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    re-review the loan with those
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    identified benefits in mind."
7495177883 XXX       $XXX      VA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                            borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
7490314551 XXX       $XXX      AZ    7/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
7509055570 XXX       $XXX      MD    7/XX/2007  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7503099895 XXX       $XXX      CA    8/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
7495737928 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                                                                     -
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                  not provided                                                                                                                                                                                           Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7506297766 XXX       $XXX      FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7501898492 XXX       $XXX      CA    4/XX/2008  4/XX/2008    Primary    Purchase                            1        A        A        A        A                                                 [3] Insurance Documentation -                                                                                                              1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                  Missing Document: Mortgage
                                                                                                                                                                                                  Insurance Certificate (MIC)
                                                                                                                                                                                                  not provided
7508537601 XXX       $XXX      MD    5/XX/2008  5/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
7508727196 XXX       $XXX      CA    5/XX/2008  4/XX/2008    Second     Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                             Home                                                                                                                                                                                                                                                                                                                                        [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7509712381 XXX       $XXX      FL    10/XX/2007 9/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7501205316 XXX       $XXX      CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7505074310 XXX       $XXX      PA    6/XX/2006  5/XX/2006    Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                                                                                                        No         TNR Testing Not
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                              Required
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7496382369 XXX       $XXX      NC    2/XX/2008  12/XX/2007   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7500638482 XXX       $XXX      GA    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
7497896799 XXX       $XXX      NY    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                            were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         application date.  The final date used for testing was 10/XX/2007.                                                                    initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      Unable to determine under disclosure due to missing itemization of
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.                    Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       date same as disbursement date but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $682.41.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7491095448 XXX       $XXX      FL    9/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               of a contract sales price or original loan amount, whichever applies.                                                                 required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                   initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7506043464 XXX       $XXX      FL    10/XX/2005 7/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                   required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             initialed by borrower.
7491892780 XXX       $XXX      CA    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.                                                                 required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                   initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7491313999 XXX       $XXX      TN    9/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7505629389 XXX       $XXX      FL    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -      File does                                                                                                   2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                     Final Title Policy is missing. not contain                                                                                                                                                             [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be         required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  No evidence of title in file.  either                                                                                                                                                                  determined. Unable to determine if correct TILA rescission form was used.                                                             initialed by borrower.
                                                                                                                                                                                                                                 Preliminary                                                                                                                                                             [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                 or Final                                                                                                                                                                Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                 Title.                                                                                                                                                                  [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7490081176 XXX       $XXX      CT    2/XX/2008  12/XX/2007   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7498841561 XXX       $XXX      MO    5/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this  date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         application date.  The final date used for testing was 11/XX/2006.                                                                    dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7490541553 XXX       $XXX      CA    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              [2] Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7494284964 XXX       $XXX      CA    9/XX/2003  7/XX/2003    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees    Federal Compliance - Missing Final HUD-1:  No Document Used For Fee                                                                               Yes        TR
                                                                        Other                                                                                                                                                                                                                                                                                                                            provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                   Testing: HUD provided missing page 2.                                                                                                                        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7493970436 XXX       $XXX      MD    3/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7504454510 XXX       $XXX      NY    5/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.                                                                                                                                                               -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7503356742 XXX       $XXX      CA    10/XX/2006 10/XX/2006   Investment Refinance Rate/Term                 2        B        B        B        B                                                 [3] Closing / Title - Missing                                                                                                              2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                  Document: Security Instrument
                                                                                                                                                                                                  - Subject Lien not provided
7501007227 XXX       $XXX      VA    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as note date but is not signed or dated by borrower so cannot confirm that borrower received.
7509227336 XXX       $XXX      CA    8/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7496040654 XXX       $XXX      CA    5/XX/2005  4/XX/2005    UTD        Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                      -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7501056250 XXX       $XXX      MO    7/XX/2006  6/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7499602534 XXX       $XXX      OH    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                              Yes        TR HUD
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                 required parties: TIL appears to be final but is not signed or                                                                                               Deficiency
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7504314207 XXX       $XXX      MO    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7504820057 XXX       $XXX      FL    4/XX/2006  4/XX/2006    Investment Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value  General Appraisal Requirements - Due to lack of appraised value,                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.                                                                 compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.: No
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Value provided
7490594643 XXX       $XXX      FL    3/XX/2006  2/XX/2006    Investment Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
7505529569 XXX       $XXX      CA    12/XX/2006 11/XX/2006   Second     Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                             Home       Other                                                                                                                                                                                                                                                                                                                            were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         application date.  The final date used for testing was 11/XX/2006.                                                                    initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7508766713 XXX       $XXX      TX    9/XX/2004  6/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7498681363 XXX       $XXX      TX    3/XX/2003  2/XX/2003    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  [3] Insurance Documentation -                                                                                                                                                                          [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            application date.  The final date used for testing was 09/XX/2002.
                                                                                                                                                                                                  not provided                                                                                                                                                                                           [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7494995063 XXX       $XXX      NC    10/XX/2005 9/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7499266009 XXX       $XXX      CA    11/XX/2007 11/XX/2007   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7502250729 XXX       $XXX      CA    4/XX/2004  3/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7499324744 XXX       $XXX      SC    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all SELLER - GENERAL COMMENT             GENERAL COMMENT                         Yes        TR HUD
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                 required parties: TIL appears to be final but not signed nor         (2022/XX/09): The issue cited has    (2022/XX/09): The issue                            Deficiency
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     initialed by borrower.                                               either been resolved or was          cited has either been
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine                                                                          determined to not be an exception as resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                                                                                            noted.  Based on the review it       determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not                                                                         appears SC Code 37/XX/70 (D), prior  exception as noted.
                                                                                                                                                                                                                                                                                                                                                                                                         provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the                                                                       to 2012 Brokerage companies were     Based on the review it
                                                                                                                                                                                                                                                                                                                                                                                                         loan.                                                                                                                                                                                                      required to comply with disclosing   appears SC Code 37/XX/70
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                  the Complaint disclosures for        (D), prior to 2012
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to                                                                          Mortgage loans; this requirement was Brokerage companies were
                                                                                                                                                                                                                                                                                                                                                                                                         Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.                                                                                              not applicable to Federal regulated  required to comply with
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not                                                                             banks. The loan originated as a XXX  disclosing the Complaint
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                                                                                       loan in 11/XX/2006; as such, said    disclosures for Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure was not applicable at     loans; this requirement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    time of origination.                 was not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    REVIEWER - GENERAL COMMENT           Federal regulated banks.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (2022/XX/09): "AMC performs its      The loan originated as a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    review for compliance with state and XXX loan in 11/XX/2006;
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    local laws enacted to combat         as such, said disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    predatory lending without regard to  was not applicable at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the status of the originating        time of origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    lender, particularly in connection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    with reviews for secondary market
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    purchasers that are not federally
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    chartered institutions. In the event
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that a national bank originates a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan that triggers the thresholds of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    a state law enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    predatory lending and subsequently
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    sells that loan in the secondary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    market to an entity that is not a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    national bank/federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    institution there is some
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    uncertainty whether the assignee, by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    virtue of contractual rights, would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    be able to assert the same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exemption/preemption claim in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    litigation or a regulatory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    enforcement action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    South Carolina CHL Complaint Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Specifically in relation to the SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Complaint Agency Disclosure. The SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Complaint Disclosure is part of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SC high cost law (albeit applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to all Consumer Home Loans) and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    would therefore continue to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    tested based on the aforementioned
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing methodology. Additionally,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    South Carolina's Consumer Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Code contains the high-cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    regulation under Chapter 23 entitled
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    "South Carolina High-Cost and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Consumer Home Loans Act", where
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    there is no specific exemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided to national banks and their
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    subs. The Act simply defines
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    "lender" as including, but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    limited to, "a mortgage broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    originating a loan in a table-funded
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan transaction in which the broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    is identified as the original payee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    of the note." So while a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    bank may claim preemption from the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    state law banking statutes, there is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    some uncertainty whether any
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    assignee would be able to assert
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that same exemption/preemption claim
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    in litigation or a regulatory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    enforcement action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan."
7495213490 XXX       $XXX      NC    12/XX/2007 11/XX/2007   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
7492563314 XXX       $XXX      MO    7/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7505968726 XXX       $XXX      FL    3/XX/2004  2/XX/2004    Investment Purchase                            1        A        A        A        A                                                 [3] Application / Processing -                                                                                                             1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                  Missing Document: Missing
                                                                                                                                                                                                  Final 1003
7498274790 XXX       $XXX      NC    5/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7496196066 XXX       $XXX      TX    7/XX/2006  5/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor initialed by borrower.
7496932072 XXX       $XXX      MD    7/XX/2007  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Closing / Title - Missing                                                                                                              2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                  Document: Security Instrument                                                                                                                                                                          [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                  - Subject Lien not provided                                                                                                                                                                            Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7502144384 XXX       $XXX      FL    10/XX/2005 9/XX/2005    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7494845508 XXX       $XXX      FL    12/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                   Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  dated by borrower so cannot confirm that borrower received.
7498142559 XXX       $XXX      GA    6/XX/2006  5/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         application date.  The final date used for testing was 05/XX/2006.                                                                    initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Federal Compliance - Final TIL Finance Charge Under Disclosed: Under
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      disclosure appears to be payment stream related, due to MI
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         calculation.
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $767.33.
7497896710 XXX       $XXX      VA    2/XX/2007  1/XX/2007    Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                                                                                                                                                                                No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  Required
7502886540 XXX       $XXX      GA    9/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7504124742 XXX       $XXX      SC    8/XX/2005  7/XX/2005    Investment Purchase                            2        B        B        B        B                                                 [2] General Appraisal                                                                                                                      2           B           B           B           B           [2] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.:                                                                                                                                                                     -
                                                                                                                                                                                                  Requirements - Incorrect                                                                                                                                                                               Valuation Type: Appraisal / Valuation Report Date: 08/XX/2005
                                                                                                                                                                                                  Appraisal Form type: Appraisal
                                                                                                                                                                                                  Form 1004/70 used for
                                                                                                                                                                                                  incorrect Subject property
                                                                                                                                                                                                  type.: Valuation Type:
                                                                                                                                                                                                  Appraisal / Valuation Report
                                                                                                                                                                                                  Date: 08/XX/2005
7497882767 XXX       $XXX      FL    10/XX/2005 9/XX/2005    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7496543230 XXX       $XXX      CA    5/XX/2004  4/XX/2004    Investment Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.
7507732583 XXX       $XXX      TX    5/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did   required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             not provide Affiliated Business Arrangement Disclosure to borrower.                                                                   initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7493216793 XXX       $XXX      MD    11/XX/2006 10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7508057810 XXX       $XXX      WA    6/XX/2007  5/XX/2007    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7507726342 XXX       $XXX      CA    12/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7499263521 XXX       $XXX      FL    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                  [3] General Appraisal                                                                                                                                                                                  [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                  Requirements - Valuation                                                                                                                                                                               Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                  Error: Valuation report date                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                  was not provided.: Valuation                                                                                                                                                                           Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                  Type: Appraisal / Valuation
                                                                                                                                                                                                  Report Date: <empty>
7506996326 XXX       $XXX      AZ    1/XX/2007  11/XX/2006   Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -      File does                                                                                                   2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                        Other                                                                                                                     Final Title Policy is missing. not contain
                                                                                                                                                                                                  No evidence of title in file.  either
                                                                                                                                                                                                  [3] Title / Lien Defect -      Preliminary
                                                                                                                                                                                                  Final Title Policy is missing. or Final
                                                                                                                                                                                                  No evidence of title in file.  Title.
7504535504 XXX       $XXX      MD    12/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7497008454 XXX       $XXX      PA    9/XX/2003  8/XX/2003    Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                                                                                                      No         TNR Testing Not
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                Required
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this
                                                                                                                                                                                                                                                                                                                                                                                                         application date.   The final date used for testing was 03/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7492172979 XXX       $XXX      TN    3/XX/2001  2/XX/2001    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2000.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7491076328 XXX       $XXX      TX    4/XX/2002  3/XX/2002    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $197.09.                                                       Itemization did not disclose the Settlement Fee of $150.00 or the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Title Courier Fee of $50.00 as prepaid finance charges.
7505776582 XXX       $XXX      TX    2/XX/2008  1/XX/2008    Investment Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect -      File does                                                                                                   3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                                                                                                      No         TNR Testing Not
                                                                                                                                                                                                  Final Title Policy is missing. not contain                                                                                                                                                             provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                Required
                                                                                                                                                                                                  No evidence of title in file.  either                                                                                                                                                                  [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  [3] Application / Processing - Preliminary                                                                                                                                                             Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Missing Document: Missing      or Final                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                  Final 1003                     Title                                                                                                                                                                   [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this
                                                                                                                                                                                                                                                                                                                                                                                                         application date.   The final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
7504730913 XXX       $XXX      TX    1/XX/2002  10/XX/2001   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                      -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              borrower within three (3) days of application.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7501247487 XXX       $XXX      MA    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7505836087 XXX       $XXX      MA    9/XX/2010  5/XX/2010    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home                                                                                                                                                                -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
7490167174 XXX       $XXX      NJ    7/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                            borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7507123123 XXX       $XXX      MA    9/XX/2006  8/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7509886407 XXX       $XXX      MA    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home   required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's  initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         interest.                                                                                                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         in the pay-off which may impact high cost findings.                                                                                   date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                         Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7493905297 XXX       $XXX      NJ    9/XX/2005  8/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7497447990 XXX       $XXX      MA    3/XX/2007  2/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7490020770 XXX       $XXX      MA    12/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7502728189 XXX       $XXX      ME    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect -      File does                                                                                                   2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                                                                                                                                                  Final Title Policy is missing. not contain                                                                                                                                                             Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.  either                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing - Preliminary                                                                                                                                                             of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing      or Final                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                  Final 1003                     Title.                                                                                                                                                                  [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7502407948 XXX       $XXX      NJ    8/XX/2004  5/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7508220353 XXX       $XXX      CT    6/XX/2004  4/XX/2004    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7500656562 XXX       $XXX      FL    7/XX/2004  6/XX/2004    Investment Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
7505684621 XXX       $XXX      OR    6/XX/2004  6/XX/2004    Investment Purchase                            3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for                                                                                                                                                     No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                         any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                         Required
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.
7500893934 XXX       $XXX      CA    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan                                                                                                                                                                -
                                                                        Other                                                                                                                                                                                                                                                                                                                            Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
7494259683 XXX       $XXX      CA    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan                                                                                                                                                                -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
7502246666 XXX       $XXX      TN    3/XX/2005  3/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7504899320 XXX       $XXX      AZ    4/XX/2005  4/XX/2005    Investment Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 04/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
7503017591 XXX       $XXX      CA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan                                                                                                                                                                -
                                                                        Other                                                                                                                                                                                                                                                                                                                            Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7503388545 XXX       $XXX      OR    9/XX/2005  9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan                                                                                                                                                                -
                                                                        Other                                                                                                                                                                                                                                                                                                                            Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7498608202 XXX       $XXX      AZ    1/XX/2006  11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
7492428803 XXX       $XXX      FL    2/XX/2006  2/XX/2006    Second     Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                             Home
7509183955 XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan                                                                                                                                                                -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
7490249221 XXX       $XXX      DC    5/XX/2007  5/XX/2007    Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                        Other
7502034419 XXX       $XXX      CA    8/XX/2007  8/XX/2007    Second     Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                                                                                      -
                                                             Home                                                                                                                                                                                                                                                                                                                                        Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7502433687 XXX       $XXX      CA    9/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7507401502 XXX       $XXX      CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                            provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7490627969 XXX       $XXX      TX    2/XX/2008  10/XX/2007   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7507660448 XXX       $XXX      FL    7/XX/2007  6/XX/2007    Second     Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                             Home
7505421566 XXX       $XXX      CA    1/XX/2008  11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be         required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         determined. Unable to determine if correct TILA rescission form was used.                                                             initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                         determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
7502858243 XXX       $XXX      GA    6/XX/2006  5/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor initialed by borrower.
7494111584 XXX       $XXX      CA    10/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                                                                                                        Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                         Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                              Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7496198964 XXX       $XXX      CT    5/XX/2006  4/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower.                                                                                                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7509941331 XXX       $XXX      GA    6/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date.
                                                                                                                                                                                                                                                                                                                                                                                                         Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                         Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7503610729 XXX       $XXX      IL    2/XX/2006  11/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7493193814 XXX       $XXX      NM    12/XX/2006 10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7497397417 XXX       $XXX      TX    3/XX/2003  2/XX/2003    Investment UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                         REVIEWER - GENERAL COMMENT                                                   UTD        Indeterminable
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                        (2022/XX/27): HUD-1 was not
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                            received, unable to clear exception.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.                                                                                                            REVIEWER - GENERAL COMMENT
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                       (2022/XX/01): Exception Detail
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             of a contract sales price or original loan amount, whichever applies.                                                                                                                                      Updated from: No evidence of
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                       application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.                                                                                                                                      Compliance tests were run using an
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                        application date of 02/XX/2003 which
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests                                                                      is 1 months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this                                                                      A lookback was performed to
                                                                                                                                                                                                                                                                                                                                                                                                         application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.                                                                                                                determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family                                                                            The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                         residence, state and federal testing may be impacted.                                                                                                                                                      09/XX/2002.  Due to missing HUD-1 or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.                                                                        Closing Disclosure, no fees were
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    used in testing.
7498739258 XXX       $XXX      CA    10/XX/1997 9/XX/1997    Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                                                                                                      Yes        TR
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         Security Instrument Notary Date of 10/XX/1997 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this
                                                                                                                                                                                                                                                                                                                                                                                                         application date.   The final date used for testing was 04/XX/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7496776365 XXX       $XXX      TX    2/XX/2005  9/XX/2004    Primary    Purchase                            2        B        B        B        B                                                 [3] Government Documentation - Missing                                                                                                     2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         Federal Compliance - Final TIL Finance Charge Under Disclosed:                                                                                               -
                                                                                                                                                                                                  FHA - Amendatory Clause is not sellers                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) Itemization of Amount Financed does not list the $2098 Loan Discount
                                                                                                                                                                                                  compliant.: Disclosure: FHA -  signature                                                                                                                                                               business days of application.                                                                                                         fee or the $250 Escrow fee in the Prepaid Finance Charges.
                                                                                                                                                                                                  Amendatory Clause (Government                                                                                                                                                                          [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                  Documents)                                                                                                                                                                                             underdisclosed from calculated Finance Charge of $XXX in the amount of $2,376.99.
                                                                                                                                                                                                  [3] Government Documentation -
                                                                                                                                                                                                  Missing Document: FHA Mortgage
                                                                                                                                                                                                  Insurance Certificate not
                                                                                                                                                                                                  provided
7499719097 XXX       $XXX      LA    7/XX/2005  6/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Government Documentation -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: FHA Mortgage                                                                                                                                                                         were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Insurance Certificate not                                                                                                                                                                              application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                  provided                                                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7504556462 XXX       $XXX      NJ    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Right of Rescission Timing - Receipt Date                                                                                               -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     Missing: TIL in file is indicated to be final, expected funding date
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             compliance with rescission timing requirements.                                                                                       same as disbursement and/or note date but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                            borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Closing / Title - (Doc Error) TIL Error: Borrower signature not
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        dated.: TIL in file is indicated to be final, but signature is not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  dated so cannot confirm when received by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file is indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7507356724 XXX       $XXX      FL    2/XX/2000  1/XX/2000    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect -      File does                                                                                                   3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees    Federal Compliance - Disbursement Date Missing: File missing         REVIEWER - GENERAL COMMENT                                                   Yes        TR
                                                                        Other                                                                                                                     Final Title Policy is missing. not contain                                                                                                                                                             provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                   documentation to determine disbursement date                         (2022/XX/08): Unable to clear                                                           Indeterminable
                                                                                                                                                                                                  No evidence of title in file.  either                                                                                                                                                                  [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                              exception with documentation that
                                                                                                                                                                                                  [3] Application / Processing - Preliminary                                                                                                                                                             borrower.                                                                                                                                                                                                  was provided. Missing the first page
                                                                                                                                                                                                  Missing Document: Missing      or Final                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate                                                                               of the HUD. Exception remains.
                                                                                                                                                                                                  Final 1003                     Title                                                                                                                                                                   Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 02/XX/2000 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this
                                                                                                                                                                                                                                                                                                                                                                                                         application date.   The final date used for testing was 08/XX/1999.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7501150330 XXX       $XXX      TX    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect -      File does                                                                                                   2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                                                                                                                                                  Final Title Policy is missing. not contain                                                                                                                                                             Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.  either                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing - Preliminary                                                                                                                                                             of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing      or Final                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Final 1003                     Title.                                                                                                                                                                  [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7499906901 XXX       $XXX      NC    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:                                                                                                                                                               -
                                                                        Other                                                                                                                                                                                                                                                                                                                            Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7491084517 XXX       $XXX      FL    12/XX/2009 11/XX/2009   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 11/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2009.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7496417257 XXX       $XXX      FL    11/XX/2006 10/XX/2006   Second     Construction-Permanent              2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                             Home                                                                                                                                 Missing Document: Missing                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7495391787 XXX       $XXX      GA    12/XX/2001 11/XX/2001   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect -      File does                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                      -
                                                                                                                                                                                                  Final Title Policy is missing. not contain                                                                                                                                                             borrower.
                                                                                                                                                                                                  No evidence of title in file.  either                                                                                                                                                                  [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                  [3] Application / Processing - Preliminary                                                                                                                                                             Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                  Missing Document: Missing      or Final                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  Final 1003                     Title                                                                                                                                                                   Security Instrument Notary Date of 12/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7506370981 XXX       $XXX      PA    11/XX/2003 10/XX/2003   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -      File does                                                                                                   2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value  State Compliance - Pennsylvania First Lien Late Charge Grace Period                                                                                          -
                                                                        Debt Consolidation                                                                                                        Final Title Policy is missing. not contain                                                                                                                                                             of a contract sales price or original loan amount, whichever applies.                                                                 Testing: 10 day grace period is less than 15 day minimum per state
                                                                                                                                                                                                  No evidence of title in file.  either                                                                                                                                                                  [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                   PA.
                                                                                                                                                                                                  [3] Application / Processing - Preliminary                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Missing Document: Missing      or Final                                                                                                                                                                were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                     Title                                                                                                                                                                   application date.  The final date used for testing was 05/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                         determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
7490318563 XXX       $XXX      CA    9/XX/2004  9/XX/2004    Investment Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                                                                                                        No         TNR Testing Not
                                                                        Home Improvement                                                                                                                                                                                                                                                                                                                 Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                              Required
7492480845 XXX       $XXX      NM    3/XX/2009  1/XX/2009    Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7495950457 XXX       $XXX      TX    4/XX/2003  3/XX/2003    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  [3] Insurance Documentation -                                                                                                                                                                          [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            application date.  The final date used for testing was 10/XX/2002.
                                                                                                                                                                                                  not provided                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7509867055 XXX       $XXX      FL    10/XX/2001 9/XX/2001    Primary    Purchase                            2        B        B        B        B                                                 [3] Government Documentation -                                                                                                             2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                   Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                  Missing Document: FHA Mortgage                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                  Insurance Certificate not                                                                                                                                                                              were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this  date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                  provided                                                                                                                                                                                               application date.  The final date used for testing was 08/XX/2001.                                                                    dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7492584797 XXX       $XXX      TN    2/XX/2005  1/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7500234448 XXX       $XXX      CA    6/XX/2007  3/XX/2007    Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for                                                                        SELLER - GENERAL COMMENT             GENERAL COMMENT                         Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                         any applicable Federal, State or Local compliance testing.                                                                                                                                                 (2019/XX/05): Although the HUD-1 is  (2019/XX/05): Although                             Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                          marked "Estimated," we have          the HUD-1 is marked
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:                                                                       confirmed that it is the Final HUD-1 "Estimated," we have
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                           and information in this document is  confirmed that it is the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    accurate. The document is also       Final HUD-1 and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    certified by Escrow and the HUD date information in this
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    of 6/XX/2007 is consistent with the  document is accurate. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    final closing date.                  document is also
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    REVIEWER - GENERAL COMMENT           certified by Escrow and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (2019/XX/05): As the HUD-1 provided  the HUD date of 6/XX/2007 is marked Estimated, AMC cannot use  is consistent with the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    as a Final HUD-1 regardless of       final closing date.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    signatures.  Exception remains.
7506746703 XXX       $XXX      NY    4/XX/2003  3/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                      -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7502928834 XXX       $XXX      HI    8/XX/2002  7/XX/2002    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
7503437149 XXX       $XXX      NY    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -      Title is                                                                                                    2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score     State Compliance - New York Late Charge Percent Testing: 4% late                                                                                             -
                                                                        Other                                                                                                                     Final Title Policy is missing. missing                                                                                                                                                                 Disclosure within a reasonably practicable time after using credit score.                                                             charge exceeds 2% maximum per state (NY)
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application date.  The final date used for testing was 08/XX/2006.                                                                    initialed by borrower
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                              Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be         Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         determined. Unable to determine if correct TILA rescission form was used.                                                             date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                         Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7500757896 XXX       $XXX      NJ    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -      File does                                                                                                   2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                     Final Title Policy is missing. not contain                                                                                                                                                             Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.  either                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing - Preliminary                                                                                                                                                             of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing      or Final                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Final 1003                     Title.                                                                                                                                                                  [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7490864360 XXX       $XXX      FL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -      File does                                                                                                   2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                     Final Title Policy is missing. not contain                                                                                                                                                             Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.                                       required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  No evidence of title in file.  either                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value  initialed by borrower.
                                                                                                                                                                                                  [3] Application / Processing - Preliminary                                                                                                                                                             of a contract sales price or original loan amount, whichever applies.                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                  Missing Document: Missing      or Final                                                                                                                                                                [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score     Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                  Final 1003                     Title                                                                                                                                                                   Disclosure within a reasonably practicable time after using credit score.                                                             date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7491500652 XXX       $XXX      GA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -      File does                                                                                                   2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                     Final Title Policy is missing. not contain                                                                                                                                                             of a contract sales price or original loan amount, whichever applies.                                                                 required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  No evidence of title in file.  either                                                                                                                                                                  [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score     initialed by borrower.
                                                                                                                                                                                                  [3] Application / Processing - Preliminary                                                                                                                                                             Disclosure within a reasonably practicable time after using credit score.                                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                  Missing Document: Missing      or Final                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                  Final 1003                     Title                                                                                                                                                                   were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this  date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         application date.  The final date used for testing was 05/XX/2007.                                                                    dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date.
                                                                                                                                                                                                                                                                                                                                                                                                         Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                         Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7502969988 XXX       $XXX      CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -      File does                                                                                                   2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value  Closing / Title - (Doc Error) TIL Error: Borrower signature not                                                                                              -
                                                                        Other                                                                                                                     Final Title Policy is missing. not contain                                                                                                                                                             of a contract sales price or original loan amount, whichever applies.                                                                 dated.: TIL in file indicated to be final, expected funding date
                                                                                                                                                                                                  No evidence of title in file.  either                                                                                                                                                                  [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score     same as disbursement and/or note date but is not signed or dated by
                                                                                                                                                                                                  [3] Application / Processing - Preliminary                                                                                                                                                             Disclosure within a reasonably practicable time after using credit score.                                                             borrower so cannot confirm that borrower received.
                                                                                                                                                                                                  Missing Document: Missing      or Final                                                                                                                                                                [2] Miscellaneous Compliance - Initial TIL not provided                                                                               Closing / Title - (Doc Error) TIL Error: Final TIL signed by all
                                                                                                                                                                                                  Final 1003                     Title                                                                                                                                                                   [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    required parties is blank: TIL appears to be final but not signed were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this  nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7503032038 XXX       $XXX      IL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -      File does                                                                                                   2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.       Federal Compliance - Final TIL Finance Charge Under Disclosed:                                                                                               -
                                                                        Debt Consolidation                                                                                                        Final Title Policy is missing. not contain                                                                                                                                                             Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                       Erroneous - Under disclosure due to loan being DSI.
                                                                                                                                                                                                  No evidence of title in file.  either                                                                                                                                                                  [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  [3] Application / Processing - preliminary                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Missing Document: Missing      or final                                                                                                                                                                were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                     title.                                                                                                                                                                  application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $178.14.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
7502554899 XXX       $XXX      NY    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -      File does                                                                                                   2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                     Final Title Policy is missing. not contain                                                                                                                                                             Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.  either                                                                                                                                                                  [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  [3] Application / Processing - Preliminary                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Missing Document: Missing      or Final                                                                                                                                                                were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                     Title.                                                                                                                                                                  application date.  The final date used for testing was 09/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.
7506103072 XXX       $XXX      NY    10/XX/2006 4/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be         required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         determined. Unable to determine if correct TILA rescission form was used.                                                             initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date.  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         Unable to determine compliance with rescission timing requirements.                                                                   Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to     dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7499688785 XXX       $XXX      WV    10/XX/2007 9/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7509821001 XXX       $XXX      NY    9/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case   required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                              initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) Unable to determine under disclosure due to missing Itemization of
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date.  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         Unable to determine compliance with rescission timing requirements.                                                                   Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $1,711.57.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                         Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7499266351 XXX       $XXX      IL    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
7506595999 XXX       $XXX      NJ    6/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
7500872142 XXX       $XXX      CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company                                                                        REVIEWER - GENERAL COMMENT                                                   Yes        TR
                                                                        Other                                                                                                                                                                                                                                                                                                                            Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                      (2019/XX/03): Received Title Company                                                    Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                           Estimated Closing Statement.
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.                                                                                                                                                                    Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7494718057 XXX       $XXX      FL    3/XX/2008  2/XX/2008    Investment Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7506201318 XXX       $XXX      CA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on         Federal Compliance - Final TIL Finance Charge Under Disclosed:                                                                                               -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that  Unable to determine under disclosure due to missing a Itemization of
                                                                                                                                                                                                                                                                                                                                                                                                         did not start as an ARM.                                                                                                              Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $83.11.
7505963064 XXX       $XXX      MD    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                        Debt Consolidation
7495979142 XXX       $XXX      OR    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be                                                                                                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                            determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7493502757 XXX       $XXX      IL    10/XX/2006 9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7498411471 XXX       $XXX      GA    7/XX/2007  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Consummation: TIL in file indicated to be final, expected funding were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this  date same as disbursement and/or note date but is not dated by
                                                                                                                                                                                                                                                                                                                                                                                                         application date.  The final date used for testing was 01/XX/2007.                                                                    borrower so cannot confirm when the borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7499760869 XXX       $XXX      NY    4/XX/2003  3/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value  State Compliance - New York Late Charge Grace Period Testing: Grace                                                                                          -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              of a contract sales price or original loan amount, whichever applies.                                                                 period not allowed per state (NY)   min grace period for (NY) is 15
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                   days - note states 10 days
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    State Compliance - New York Late Charge Percent Testing: Late charge were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this  not allowed per state (NY) - max late charge for (NY) is 2% - note
                                                                                                                                                                                                                                                                                                                                                                                                         application date.  The final date used for testing was 10/XX/2002.                                                                    states 5%
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
7498887418 XXX       $XXX      MN    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7495470840 XXX       $XXX      FL    12/XX/2004 11/XX/2004   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
7500054935 XXX       $XXX      GA    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                            in the pay-off which may impact high cost findings.                                                                                   Itemization did not disclose a loan discount fee of $320.00: Prepaid
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          Interest $63.06, and a wire fee of $25.00: There is a credit of
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $344.77.                                                       $3,228.00 on line 1505 which is excluded.
7503471873 XXX       $XXX      NV    6/XX/2008  5/XX/2008    Investment Purchase                            3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not                                                                           SELLER - GENERAL COMMENT             GENERAL COMMENT                         No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                         Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                      (2019/XX/10): The issue cited has    (2019/XX/10): The issue                            Required
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                         either been resolved or was          cited has either been
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this                                                                       determined to not be an exception as resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                                                                                          noted. The final HUD-1 was located   determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    in the loan file. Please take note   exception as noted. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that it is common practice for loans final HUD-1 was located funded in a dry funding state, such  in the loan file. Please as Nevada where the subject loan was take note that it is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    funded, not to have signatures or a  common practice for loans certified stamp.  Loans in the above funded in a dry funding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    mentioned state are allowed to be    state, such as Nevada
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    funded prior to the disbursement of  where the subject loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    funds and without the borrower(s)    was funded, not to have
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    being present to sign documents.     signatures or a certified
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    However, the HUD-1 must reflect that stamp.  Loans in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    it is "Final", which it does.        above mentioned state are
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Supporting documentation uploaded as allowed to be funded
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    XXX#XXX_Compliance Documents.        prior to the disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    REVIEWER - GENERAL COMMENT           of funds and without the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (2019/XX/10): Trailing doc contains  borrower(s) being present
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Final HUD-1 not signed or Stamped.   to sign documents.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Agree that borrower is not required  However, the HUD-1 must
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to sign but we do require either     reflect that it is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    certified stamp or signature of      "Final", which it does.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    settlement agent, neither of which   Supporting documentation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    is present.  Exception remains.      uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         XXX#XXX_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Documents.
7491329210 XXX       $XXX      CA    1/XX/2007  11/XX/2006   Investment Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
7509088700 XXX       $XXX      MI    12/XX/1998 11/XX/1998   Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees                                                                                                                                                      No         TNR Testing Not
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                                Required
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7495516372 XXX       $XXX      TX    10/XX/2003 9/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect -      File does                                                                                                   2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                  Final Title Policy is missing. not contain                                                                                                                                                             borrower.
                                                                                                                                                                                                  No evidence of title in file.  either                                                                                                                                                                  [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                  [3] Application / Processing - Preliminary                                                                                                                                                             Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                  Missing Document: Missing      or Final                                                                                                                                                                [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  Final 1003                     Title.                                                                                                                                                                  Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7503560679 XXX       $XXX      IL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                        Other
7503239591 XXX       $XXX      FL    12/XX/2005 10/XX/2005   Investment Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7509975500 XXX       $XXX      CA    1/XX/2007  10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -      File does                                                                                                   2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                     Final Title Policy is missing. not contain                                                                                                                                                             [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be         required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  No evidence of title in file.  either                                                                                                                                                                  determined. Unable to determine if correct TILA rescission form was used.                                                             initialed by borrower.
                                                                                                                                                                                                                                 Preliminary                                                                                                                                                             [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                 or Final                                                                                                                                                                compliance with rescission timing requirements.                                                                                       Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                 Title                                                                                                                                                                   [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7505277472 XXX       $XXX      DC    10/XX/2007 9/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business    required parties: Til apprears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure due to missing information.                                                                                                initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7502994965 XXX       $XXX      TX    5/XX/2003  4/XX/2003    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7493879952 XXX       $XXX      TX    6/XX/2003  5/XX/2003    UTD        Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                                                                                                                                                  Missing Document: Flood                                                                                                                                                                                of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Texas 50(a)(6) Security Instrument Provided on a TX Non-Home Equity Loan: Texas Home Equity 50(a)(6) Security
                                                                                                                                                                                                                                                                                                                                                                                                         Instrument provided on a transaction determined not to be eligible for Texas Equity 50(a)(6). Potential contractual issue
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7491214029 XXX       $XXX      NV    11/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                        Other                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7497243909 XXX       $XXX      NV    8/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.                                                                                               required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.                                                                                                        Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Consummation: TIL in file indicated to be final, expected funding were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this  date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                     dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7496570374 XXX       $XXX      FL    7/XX/2000  6/XX/2000    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7491819926 XXX       $XXX      SC    4/XX/1998  12/XX/1997   Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7490187053 XXX       $XXX      PA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.                                       required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value  initialed by borrower.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this  date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                     dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                         Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7509088671 XXX       $XXX      TN    9/XX/1996  6/XX/1996    Primary    Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                  Insurance Certificate (MIC)
                                                                                                                                                                                                  not provided
7502774986 XXX       $XXX      TX    8/XX/2006  6/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $372.81.                                                       Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Unable to determine under disclosure due to missing Itemization of
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7501895052 XXX       $XXX      CA    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Borrower signature not                                                                                              -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         dated.: TIL appears to be Final, not signed or initialed by Borrower
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
7507917018 XXX       $XXX      MT    11/XX/2007 11/XX/2007   Second     Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                             Home                                                                                                                                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed or dated by borrower so cannot confirm that borrower received.
7509048294 XXX       $XXX      NM    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.       Federal Compliance - Final TIL Finance Charge Under Disclosed:                                                                                               -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                       Disclosed payment on Note of $810.40 does not correspond with the
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                   interest rate, loan amount and terms of Note.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                                                                                                                                                                                                         Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $378.89.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
7505229799 XXX       $XXX      IA    9/XX/2004  7/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7491928026 XXX       $XXX      WA    1/XX/2007  12/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7505123299 XXX       $XXX      FL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7502853073 XXX       $XXX      OH    9/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not                                                                                                                                                                -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                         retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                         Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
7492416722 XXX       $XXX      NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note                                                                                                                                                               -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7509209590 XXX       $XXX      FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7495761847 XXX       $XXX      OK    9/XX/2005  8/XX/2005    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7506453557 XXX       $XXX      MA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                                                                                                                                                                                                                            application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7495559203 XXX       $XXX      OH    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7499705735 XXX       $XXX      NY    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of      Federal Compliance - Final TIL Finance Charge Under Disclosed:                                                                                               -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               application due to missing information.                                                                                               unable to determine- Itemized matches HUD
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $50.00.
7506777434 XXX       $XXX      SC    6/XX/2006  4/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all SELLER - GENERAL COMMENT             GENERAL COMMENT                                    -
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.                                                                                               required parties: TIL appears to be final but not signed nor         (2022/XX/10): The issue cited has    (2022/XX/10): The issue
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          initialed by borrower.                                               either been resolved or was          cited has either been
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before determined to not be an exception as resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.       Consummation: TIL in file indicated to be final, expected funding    noted.  Based on the review it       determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.                                       date same as disbursement and/or note date but is                    appears SC Code 37/XX/70 (D)         exception as noted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     not signed or dated by borrower so cannot confirm that borrower      effective date is 2012 for providing Based on the review it
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  received.                                                            Complaint disclosures to the         appears SC Code 37/XX/70
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                           borrower.  Subject loan originated   (D) effective date is
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not                                                                         in 6/2006; as such, said disclosure  2012 for providing
                                                                                                                                                                                                                                                                                                                                                                                                         provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the                                                                       was not applicable at time of        Complaint disclosures to
                                                                                                                                                                                                                                                                                                                                                                                                         loan.                                                                                                                                                                                                      origination.                         the borrower.  Subject
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                  REVIEWER - GENERAL COMMENT           loan originated in
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not                                                                             (2022/XX/10): "AMC performs its      6/2006; as such, said
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                                                                                       review for compliance with state and disclosure was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    local laws enacted to combat         applicable at time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    predatory lending without regard to  origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the status of the originating
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    lender, particularly in connection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    with reviews for secondary market
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    purchasers that are not federally
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    chartered institutions. In the event
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that a national bank originates a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan that triggers the thresholds of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    a state law enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    predatory lending and subsequently
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    sells that loan in the secondary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    market to an entity that is not a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    national bank/federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    institution there is some
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    uncertainty whether the assignee, by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    virtue of contractual rights, would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    be able to assert the same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exemption/preemption claim in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    litigation or a regulatory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    enforcement action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    South Carolina CHL Complaint Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Specifically in relation to the SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Complaint Agency Disclosure. The SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Complaint Disclosure is part of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SC high cost law (albeit applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to all Consumer Home Loans) and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    would therefore continue to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    tested based on the aforementioned
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing methodology. Additionally,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    South Carolina's Consumer Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Code contains the high-cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    regulation under Chapter 23 entitled
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    "South Carolina High-Cost and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Consumer Home Loans Act", where
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    there is no specific exemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided to national banks and their
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    subs. The Act simply defines
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    "lender" as including, but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    limited to, "a mortgage broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    originating a loan in a table-funded
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan transaction in which the broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    is identified as the original payee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    of the note." So while a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    bank may claim preemption from the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    state law banking statutes, there is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    some uncertainty whether any
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    assignee would be able to assert
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that same exemption/preemption claim
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    in litigation or a regulatory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    enforcement action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan."
7505500189 XXX       $XXX      IL    9/XX/2006  9/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.                                                                               required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this  Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                     date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7508094271 XXX       $XXX      NY    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Max prepay term allowed on an adjustable rate loan greater than $250,000 is 12 months.  Loan contracts for prepay term of 36 months, which exceeds max allowable.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7493322871 XXX       $XXX      NY    8/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.                                                                                               required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7490460599 XXX       $XXX      NY    10/XX/2007 9/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.62500% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7508964185 XXX       $XXX      IL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect -                                                                                                                  3           C           C           C           C           [3] County Compliance - ILAPLD - Missing Certificate of Compliance/Exemption: XXX (HB 4050) - Certificate of Compliance or Exemption                                                                       SELLER - GENERAL COMMENT             GENERAL COMMENT                                    State - NC
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         not attached to mortgage for recording.                                                                                                                                                                    (2022/XX/08): The issue cited has    (2022/XX/08): The issue
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                         either been resolved or was          cited has either been
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         borrower.                                                                                                                                                                                                  determined to not be an exception as resolved or was
                                                                                                                                                                                                  Missing Document: Flood                                                                                                                                                                                [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate                                                                               noted. We contend that the subject   determined to not be an
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                               Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                    loan did not require a Certificate   exception as noted. We
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                            of Compliance/Exemption XXX (HB      contend that the subject
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.                                                                                                            4050). We have located and have      loan did not require a
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                       provided an April 2007 Revised XXX   Certificate of
                                                                                                                                                                                                                                                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.                                                                                                                                      predatory lending Pilot program      Compliance/Exemption XXX
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                          Bulletin and we assert that the      (HB 4050). We have
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                        Certificate of Compliance Criteria   located and have provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                         was not applicable to the subject    an April 2007 Revised XXX
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this                                                                       loan. Supporting documents include   predatory lending Pilot
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                                                                                          the April 2007 Revised XXX predatory program Bulletin and we
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family                                                                            lending Pilot program Bulletin,      assert that the
                                                                                                                                                                                                                                                                                                                                                                                                         residence, state and federal testing may be impacted.                                                                                                                                                      Final HUD-1 whereby fees did not     Certificate of Compliance
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                              exceed 5%, The Mortgage and the      Criteria was not
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                      Promissory Note indicating a         applicable to the subject
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Variable Interest Rate that is fixed loan. Supporting
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    for the first 60 months (5 years)    documents include the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    with an interest rate of 6.5%, with  April 2007 Revised XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    No prepayment penalty and No neg     predatory lending Pilot
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    amortization. Supporting             program Bulletin, Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    documentation uploaded as            HUD-1 whereby fees did
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    XXX#XXX_Compliance                   not exceed 5%, The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Documents_05/XX/2022.                Mortgage and the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    REVIEWER - GENERAL COMMENT           Promissory Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (2022/XX/09): While the Predatory    indicating a Variable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Lending Database Program excludes a  Interest Rate that is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    number of entities from the          fixed for the first 60
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    definition of "originator" including months (5 years) with an a national bank, federally chartered interest rate of 6.5%,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    savings and loan association,        with No prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    federal savings bank, federal credit penalty and No neg
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    union, every transaction must have   amortization. Supporting
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    either a certificate of compliance   documentation uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (for those not exempt) or            XXX#XXX_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    certificate of exemption (for those  Documents_05/XX/2022.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exempt) attached as the cover page
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    of the mortgage in order for the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Recorder of Deeds to accept the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    mortgage for recordation. While
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exempt entities are not required to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    comply with the borrower and credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    counselor requirements under the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Act, the Certificate of Exemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    must still accompany the mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    when presented for recordation.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    We would be looking for the actual
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Certificate of Compliance or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Certificate of Exemption, whichever
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    is applicable, to clear the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exception.the link below provides an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    overview of the Certificate of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Compliance and Certificate of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Exemption requirements.  If they are
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exempt, they must receive the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Certificate of Exemption to record
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the mortgage.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    https://www.ilapld.com/Overview.aspx
7505175573 XXX       $XXX      MO    8/XX/2005  7/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7506080925 XXX       $XXX      KY    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7496029489 XXX       $XXX      CA    10/XX/2005 9/XX/2005    Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title                                                                                                                                                    Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                         Company Closing Statement used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.
                                                                                                                                                                                                                                                                                                                                                                                                         Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7499423592 XXX       $XXX      CA    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7491115581 XXX       $XXX      CA    12/XX/2005 12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              application due to missing information.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.
                                                                                                                                                                                                                                                                                                                                                                                                         Prepay may be impermissible depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7505080262 XXX       $XXX      IL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate                                                                                                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7493094366 XXX       $XXX      FL    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate                                                                                                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7497152135 XXX       $XXX      IL    5/XX/2006  4/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 9.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7508894049 XXX       $XXX      CA    7/XX/2006  6/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7507219530 XXX       $XXX      OH    4/XX/2005  4/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law.
7497519371 XXX       $XXX      IL    3/XX/2008  3/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                         DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
7501863250 XXX       $XXX      PA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7495880868 XXX       $XXX      NY    2/XX/2008  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
7509626265 XXX       $XXX      NJ    4/XX/2004  3/XX/2004    Primary    Purchase                            2        B        B        B        B                                                 [2] General Appraisal                                                                                                                      2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                  Requirements - Incorrect                                                                                                                                                                               application due to missing information.
                                                                                                                                                                                                  Appraisal Form type: Appraisal                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                  Form 2055 (Exterior Only) used                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                  for incorrect Subject property                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  type.: Valuation Type: Drive                                                                                                                                                                           were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  By / Valuation Report Date:                                                                                                                                                                            application date.
                                                                                                                                                                                                  03/XX/2004 Condo (Low Rise)                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7506535248 XXX       $XXX      IL    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not                                                                                                                                                               -
                                                                        Other                                                                                                                                                                                                                                                                                                                            permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 9.95000%.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7502036785 XXX       $XXX      IL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of      Federal Compliance - Final TIL Finance Charge Under Disclosed:                                                                                               -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               application due to missing information.                                                                                               Closing instructions indicate the Index used was 3.019%.  The
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing      closest Index available within the look-back period is 3.1633%.
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 9.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $9,741.89.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
7507480837 XXX       $XXX      CA    5/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Closing / Title - Missing Document: HUD-1 Addendum not provided                                                                   Closing / Title - Missing Document: HUD-1 Addendum not provided:                                                                                  Tested     TR Tested
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          Addendum referenced on line 105 of HUD listed as Other Charges.
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.                                                                               Indicates breakdown of payoff.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                         DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
7500637550 XXX       $XXX      NY    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing.                                       required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value  initialed by borrower.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                  Missing Document: Flood                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                               were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this  date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         application date.                                                                                                                     dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 4.00000% exceeds the
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             state maximum of 2%.
                                                                                                                                                                                                  [2] Closing / Title - Security                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original
                                                                                                                                                                                                  Instrument is not on a                                                                                                                                                                                 Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property
                                                                                                                                                                                                  FNMA/FHLMC form and does not                                                                                                                                                                           is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                  contain the following                                                                                                                                                                                  [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family
                                                                                                                                                                                                  clauses:: Homestead Exemption                                                                                                                                                                          residence, state and federal testing may be impacted.
                                                                                                                                                                                                  Waiver                                                                                                                                                                                                 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                                                                                                                                                                                                         Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date.
                                                                                                                                                                                                                                                                                                                                                                                                         Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                         Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7494365644 XXX       $XXX      OK    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    required parties: TIL appears to be final but not signed nor were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this  initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Consummation: TIL in file is indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7503280664 XXX       $XXX      OK    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Debt Consolidation                                                                                                        Final Title Policy is missing.                                                                                                                                                                         were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          application date.                                                                                                                     initialed by borrower.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property   Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)                                                               date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family       dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date.
                                                                                                                                                                                                                                                                                                                                                                                                         Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                         Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7509270017 XXX       $XXX      VA    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by borrower so cannot confirm that borrower received.
7507288904 XXX       $XXX      NY    7/XX/2005  5/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
7508873327 XXX       $XXX      NM    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                                                                                                                                                                                                         Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7495544903 XXX       $XXX      NY    10/XX/2003 9/XX/2003    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note
                                                                                                                                                                                                  Missing Document: Flood                                                                                                                                                                                Date of 10/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                               [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  [3] Closing / Title - Missing                                                                                                                                                                          were run using an application date of 09/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this
                                                                                                                                                                                                  Document: Security Instrument                                                                                                                                                                          application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                  - Subject Lien not provided                                                                                                                                                                            [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7502923070 XXX       $XXX      NY    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value  Federal Compliance - Final TIL Finance Charge Under Disclosed: Due                                                                                           -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.                                                                 to DSI calculation.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Missing Document: Flood                                                                                                                                                                                were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                               application date.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $89.61.
7496890632 XXX       $XXX      NM    9/XX/2006  9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                   required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                     Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case   date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                         Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                              not signed or dated by borrower so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  received.
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7503769764 XXX       $XXX      NY    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
7494457139 XXX       $XXX      FL    3/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                        Debt Consolidation
7492747483 XXX       $XXX      TX    8/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Borrower signature not                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  dated.: TIL appears to be Final, not signed or initialed by Borrower
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
7502414112 XXX       $XXX      MD    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     Consummation: TIL in file indicated to be final. Expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                            but is not dated by borrower so cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7497346100 XXX       $XXX      NY    2/XX/2005  1/XX/2005    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7508345455 XXX       $XXX      CA    5/XX/2005  4/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7497548440 XXX       $XXX      TX    10/XX/2007 9/XX/2007    Investment Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             No         TNR Testing Not
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Required
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
7505163836 XXX       $XXX      MA    5/XX/2004  4/XX/2004    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7503592465 XXX       $XXX      TX    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
7503204011 XXX       $XXX      IL    4/XX/2008  3/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
7500658885 XXX       $XXX      OK    6/XX/2005  8/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Missing Document - FHA                                                                                                                 2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                  Informed  Consumer Choice                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                  Disclosure is missing.:                                                                                                                                                                                not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                  Disclosure: FHA - Informed                                                                                                                                                                             [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                  Consumer Choice Disclosure                                                                                                                                                                             [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                  (Government Documents)
                                                                                                                                                                                                  [3] Government Documentation -
                                                                                                                                                                                                  Missing Document: FHA Case
                                                                                                                                                                                                  Number Assignment not provided
                                                                                                                                                                                                  [3] Government Documentation -
                                                                                                                                                                                                  Missing Document: FHA Mortgage
                                                                                                                                                                                                  Insurance Certificate not
                                                                                                                                                                                                  provided
7507783652 XXX       $XXX      TX    8/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7506238463 XXX       $XXX      OH    2/XX/2004  1/XX/2004    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7499846132 XXX       $XXX      TX    4/XX/2008  3/XX/2008    Investment Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             No         TNR Testing Not
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Required
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7501330088 XXX       $XXX      CA    6/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final. Expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not dated by borrower so cannot confirm when borrower received the TIL.
7504853934 XXX       $XXX      SC    10/XX/2006 9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all SELLER - GENERAL COMMENT             GENERAL COMMENT                                    -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not    required parties: TIL appears to be final but not signed nor         (2022/XX/09): The issue cited has    (2022/XX/09): The issue
                                                                                                                                                                                                                                                                                                                                                                                                         provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the  initialed by borrower.                                               either been resolved or was          cited has either been
                                                                                                                                                                                                                                                                                                                                                                                                         loan.                                                                                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before determined to not be an exception as resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Consummation: TIL in file indicated to be final, expected funding    noted.  Based on the review it       determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        date same as disbursement and/or note date but is not dated by       appears SC Code 37/XX/70 (D), prior  exception as noted.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  borrower so cannot confirm that borrower received.                   to 2012 Brokerage companies and      Based on the review it
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Correspondents were required to      appears SC Code 37/XX/70
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    comply with disclosing the Complaint (D), prior to 2012
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosures for Mortgage loans; this Brokerage companies and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requirement was not applicable to    Correspondents were
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federal regulated banks.  The loan   required to comply with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    originated as a XXX loan in 9/2006;  disclosing the Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    as such, said disclosure was not     disclosures for Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applicable at time of origination.   loans; this requirement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    REVIEWER - GENERAL COMMENT           was not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (2022/XX/09): AMC performs its       Federal regulated banks.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    review for compliance with state and The loan originated as a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    local laws enacted to combat         XXX loan in 9/2006; as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    predatory lending without regard to  such, said disclosure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the status of the originating        not applicable at time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    lender, particularly in connection   origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    with reviews for secondary market
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    purchasers that are not federally
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    chartered institutions. In the event
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that a national bank originates a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan that triggers the thresholds of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    a state law enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    predatory lending and subsequently
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    sells that loan in the secondary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    market to an entity that is not a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    national bank/federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    institution there is some
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    uncertainty whether the assignee, by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    virtue of contractual rights, would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    be able to assert the same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exemption/preemption claim in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    litigation or a regulatory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    enforcement action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    South Carolina CHL Complaint Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Specifically in relation to the SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Complaint Agency Disclosure. The SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Complaint Disclosure is part of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SC high cost law (albeit applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to all Consumer Home Loans) and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    would therefore continue to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    tested based on the aforementioned
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing methodology. Additionally,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    South Carolina's Consumer Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Code contains the high-cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    regulation under Chapter 23 entitled
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    "South Carolina High-Cost and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Consumer Home Loans Act", where
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    there is no specific exemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided to national banks and their
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    subs. The Act simply defines
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    "lender" as including, but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    limited to, "a mortgage broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    originating a loan in a table-funded
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan transaction in which the broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    is identified as the original payee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    of the note." So while a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    bank may claim preemption from the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    state law banking statutes, there is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    some uncertainty whether any
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    assignee would be able to assert
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that same exemption/preemption claim
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    in litigation or a regulatory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    enforcement action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan.
7505913001 XXX       $XXX      TX    8/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed or dated by borrower so cannot confirm that borrower received.
7496735623 XXX       $XXX      MA    11/XX/2006 10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7498558242 XXX       $XXX      FL    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                        Debt Consolidation                                                                                                        Missing Document: Mortgage                                                                                                                                                                             [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                  not provided                                                                                                                                                                                           business days of application.
7499328589 XXX       $XXX      RI    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                 3        C        C        C        C                                                                                                                                                                                            3           C           C           C           C           [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         State - NC
                                                                                                                                                                                                                                                                                                                                                                                                         Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided.                         required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [3] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode     initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [3] State Compliance - Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided): Rhode Island Home Loan:  Tangible Net
                                                                                                                                                                                                                                                                                                                                                                                                         Benefit Disclosure not provided to borrower for refinance within 60 months.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                                                                                                                                                                                                         Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7497387004 XXX       $XXX      RI    9/XX/2006  8/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date.  not signed or dated by borrower so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                         Unable to determine compliance with rescission timing requirements.                                                                   received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                         Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7506682604 XXX       $XXX      CA    8/XX/2006  5/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Finance Charge Under Disclosed:                                                                                               -
                                                                                                                                                                                                  Instrument is not on a                                                                                                                                                                                 [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          Unable to determine under disclosure due to missing Itemization of
                                                                                                                                                                                                  FNMA/FHLMC form and does not                                                                                                                                                                           underdisclosed from calculated Finance Charge of $XXX in the amount of $624.28.                                                       Amount Financed.
                                                                                                                                                                                                  contain the following                                                                                                                                                                                  [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                  clauses:: Homestead Exemption                                                                                                                                                                          provided to the borrower by closing.                                                                                                  Consummation: TIL in file indicated to be final. Expected funding
                                                                                                                                                                                                  Waiver                                                                                                                                                                                                                                                                                                                                       date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.
7509949337 XXX       $XXX      TX    8/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7499598358 XXX       $XXX      MA    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                         Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7497204642 XXX       $XXX      VA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by borrower so cannot confirm that borrower received.
7491604899 XXX       $XXX      CA    2/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but is not signed.
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7508587760 XXX       $XXX      IL    5/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                                                                                      -
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            business days of application.
                                                                                                                                                                                                  not provided
7496246153 XXX       $XXX      NJ    11/XX/2006 8/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7493067772 XXX       $XXX      TX    9/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                            Consummation: TIL in file indicated to be final. Expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        date same as disbursement and/or note date but is not dated by
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  borrower so cannot confirm when borrower received the TIL.
7496310285 XXX       $XXX      CT    1/XX/2007  12/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed or dated by borrower so cannot confirm that borrower received.
7507241682 XXX       $XXX      MA    5/XX/2008  4/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage    required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on     initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment,  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         if applicable                                                                                                                         Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        not signed or dated by borrower so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  received.
7505652906 XXX       $XXX      TX    1/XX/2006  12/XX/2005   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7500298300 XXX       $XXX      SC    3/XX/2008  2/XX/2008    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                       SELLER - GENERAL COMMENT             GENERAL COMMENT                                    -
                                                                                                                                                                                                  Missing Document: Flood                                                                                                                                                                                of a contract sales price or original loan amount, whichever applies.                                                                                                                                      (2022/XX/14): The issue cited has    (2022/XX/14): The issue
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                               [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                        either been resolved or was          cited has either been
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                         determined to not be an exception as resolved or was
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this                                                                       noted. South Carolina Consumer       determined to not be an
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.                                                                                                                                                                                          Protection Code 37/XX/70 (D)         exception as noted. South
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family                                                                            requires mortgage brokers and        Carolina Consumer
                                                                                                                                                                                                                                                                                                                                                                                                         residence, state and federal testing may be impacted.                                                                                                                                                      originators to provide the borrower  Protection Code 37/XX/70
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not                                                                         with a document specifying the       (D) requires mortgage
                                                                                                                                                                                                                                                                                                                                                                                                         provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the                                                                       agency designated to receive         brokers and originators
                                                                                                                                                                                                                                                                                                                                                                                                         loan.                                                                                                                                                                                                      complaints or inquiries about the    to provide the borrower
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                      origination and making of the loan,  with a document
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    with the telephone number and        specifying the agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    address of the agency. This          designated to receive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requirement was not applicable to    complaints or inquiries
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federally regulated banks per        about the origination and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    definitions in the related Code.     making of the loan, with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    This loan was originated by a retail the telephone number and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    center of XXX. As such, said         address of the agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure was not applicable to the This requirement was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    origination of this loan.            applicable to Federally
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    REVIEWER - GENERAL COMMENT           regulated banks per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (2022/XX/14): AMC performs its       definitions in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    review for compliance with state and related Code. This loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    local laws enacted to combat         was originated by a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    predatory lending without regard to  retail center of XXX. As
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the status of the originating        such, said disclosure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    lender, particularly in connection   not applicable to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    with reviews for secondary market    origination of this loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    purchasers that are not federally
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    chartered institutions. In the event
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that a national bank originates a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan that triggers the thresholds of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    a state law enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    predatory lending and subsequently
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    sells that loan in the secondary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    market to an entity that is not a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    national bank/federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    institution there is some
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    uncertainty whether the assignee, by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    virtue of contractual rights, would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    be able to assert the same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exemption/preemption claim in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    litigation or a regulatory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    enforcement action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    South Carolina CHL Complaint Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Specifically in relation to the SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Complaint Agency Disclosure. The SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Complaint Disclosure is part of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SC high cost law (albeit applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to all Consumer Home Loans) and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    would therefore continue to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    tested based on the aforementioned
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing methodology. Additionally,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    South Carolina's Consumer Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Code contains the high-cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    regulation under Chapter 23 entitled
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    "South Carolina High-Cost and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Consumer Home Loans Act", where
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    there is no specific exemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided to national banks and their
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    subs. The Act simply defines
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    "lender" as including, but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    limited to, "a mortgage broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    originating a loan in a table-funded
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan transaction in which the broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    is identified as the original payee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    of the note." So while a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    bank may claim preemption from the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    state law banking statutes, there is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    some uncertainty whether any
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    assignee would be able to assert
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that same exemption/preemption claim
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    in litigation or a regulatory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    enforcement action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan.
7496442958 XXX       $XXX      NJ    1/XX/2007  11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed or dated by borrower so cannot confirm that borrower received.
7507063992 XXX       $XXX      CO    7/XX/2009  4/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Missing Document - FHA                                                                                                                 2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score     Federal Compliance - Final TIL Finance Charge Under Disclosed: Final                                                                                         -
                                                                                                                                                                                                  Informed  Consumer Choice                                                                                                                                                                              Disclosure within a reasonably practicable time after using credit score.                                                             TIL reflects MI for 132 months and final audit reflects MI dropping
                                                                                                                                                                                                  Disclosure is missing.:                                                                                                                                                                                [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used off after 120 months
                                                                                                                                                                                                  Disclosure: FHA - Informed                                                                                                                                                                             as FHA case # assignment date for purposes of any applicable compliance testing.
                                                                                                                                                                                                  Consumer Choice Disclosure                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  (Government Documents)                                                                                                                                                                                 [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original
                                                                                                                                                                                                  [3] Government Documentation -                                                                                                                                                                         Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property
                                                                                                                                                                                                  Missing Document: FHA Case                                                                                                                                                                             is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                  Number Assignment not provided                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                  [3] Government Documentation -                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $64.89.
                                                                                                                                                                                                  Missing Document: FHA Mortgage
                                                                                                                                                                                                  Insurance Certificate not
                                                                                                                                                                                                  provided
7496053356 XXX       $XXX      SC    9/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not    Consummation: TIL in file is indicated to be final, expected funding provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the  date same as disbursement and/or note date but signature is not
                                                                                                                                                                                                                                                                                                                                                                                                         loan.                                                                                                                                 dated so cannot confirm when received by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7504654749 XXX       $XXX      NY    11/XX/2002 10/XX/2002   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.       Federal Compliance - Final TIL Finance Charge Under Disclosed: Under                                                                                         -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing.                                       disclosure due to Total of Payments, DSI calculation variance.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original
                                                                                                                                                                                                                                                                                                                                                                                                         Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $191.90.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 11/XX/2002, prior to three (3) business days from transaction date of 11/XX/2002.
7491669623 XXX       $XXX      SC    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all SELLER - GENERAL COMMENT             GENERAL COMMENT                                    -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     required parties: TIL appears to be final but not signed nor         (2022/XX/09): The issue cited has    (2022/XX/09): The issue
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             compliance with rescission timing requirements.                                                                                       initialed by borrower.                                               either been resolved or was          cited has either been
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not    Federal Compliance - Final TIL Not Provided to Borrower At or Before determined to not be an exception as resolved or was provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the  Consummation: TIL in file indicated to be final, expected funding    noted.  Based on the review it       determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                         loan.                                                                                                                                 date same as disbursement and/or note date but is not signed or      appears SC Code 37/XX/70 (D)         exception as noted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             dated by borrower so cannot confirm that borrower received.          effective date is 2012 for providing Based on the review it
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not                                                                             Complaint disclosures to the         appears SC Code 37/XX/70
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                                                                                       borrower.  Subject loan originated   (D) effective date is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    in 12/2006; as such, said disclosure 2012 for providing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    was not applicable at time of        Complaint disclosures to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    origination.                         the borrower.  Subject
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    REVIEWER - GENERAL COMMENT           loan originated in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (2022/XX/09): "AMC performs its      12/2006; as such, said
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    review for compliance with state and disclosure was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    local laws enacted to combat         applicable at time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    predatory lending without regard to  origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the status of the originating
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    lender, particularly in connection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    with reviews for secondary market
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    purchasers that are not federally
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    chartered institutions. In the event
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that a national bank originates a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan that triggers the thresholds of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    a state law enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    predatory lending and subsequently
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    sells that loan in the secondary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    market to an entity that is not a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    national bank/federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    institution there is some
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    uncertainty whether the assignee, by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    virtue of contractual rights, would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    be able to assert the same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exemption/preemption claim in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    litigation or a regulatory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    enforcement action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    South Carolina CHL Complaint Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Specifically in relation to the SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Complaint Agency Disclosure. The SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Complaint Disclosure is part of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SC high cost law (albeit applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to all Consumer Home Loans) and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    would therefore continue to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    tested based on the aforementioned
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing methodology. Additionally,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    South Carolina's Consumer Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Code contains the high-cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    regulation under Chapter 23 entitled
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    "South Carolina High-Cost and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Consumer Home Loans Act", where
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    there is no specific exemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided to national banks and their
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    subs. The Act simply defines
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    "lender" as including, but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    limited to, "a mortgage broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    originating a loan in a table-funded
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan transaction in which the broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    is identified as the original payee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    of the note." So while a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    bank may claim preemption from the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    state law banking statutes, there is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    some uncertainty whether any
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    assignee would be able to assert
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that same exemption/preemption claim
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    in litigation or a regulatory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    enforcement action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan."
7493811953 XXX       $XXX      MA    1/XX/2006  12/XX/2005   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7501909341 XXX       $XXX      NY    8/XX/2003  7/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Missing Document: Flood                                                                                                                                                                                were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                               application date.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              state minimum of 15 days.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original
                                                                                                                                                                                                                                                                                                                                                                                                         Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7490086193 XXX       $XXX      NM    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Flood                                                                                                                                                                                [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application date.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                                                                                                                                                                                                         Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7501574965 XXX       $XXX      NY    12/XX/2012 10/XX/2012   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                         Settlement Cost Booklet.
7509825724 XXX       $XXX      NM    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower.
7492673874 XXX       $XXX      IL    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  but is not signed or dated by borrower so cannot confirm that borrower received.
7498960795 XXX       $XXX      SC    11/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not    Consummation: TIL in file indicated to be final. Expected funding provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the  date same as disbursement and/or note date but is not dated by
                                                                                                                                                                                                                                                                                                                                                                                                         loan.                                                                                                                                 borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7498250423 XXX       $XXX      OR    1/XX/2002  12/XX/2001   Primary    UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         Date of 01/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Missing Document: Flood                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                               of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 12/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7496980621 XXX       $XXX      NM    5/XX/2008  4/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Borrower signature not                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  dated.: TIL in file indicated to be final. Expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                            but is not dated by borrower so cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.
7502231648 XXX       $XXX      OK    8/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       Consummation: TIL in file indicated to be final. Expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             date same as disbursement and/or not date but is not dated by
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7490954250 XXX       $XXX      UT    11/XX/2008 11/XX/2008   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] General - FHA - Informed                                                                                                               2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                  Consumer Choice Disclosure was                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  not provided to borrower                                                                                                                                                                               were run using an application date of 11/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  within 3 business days of the                                                                                                                                                                          application date.
                                                                                                                                                                                                  loan application.: Disclosure:
                                                                                                                                                                                                  FHA - Informed Consumer Choice
                                                                                                                                                                                                  Disclosure (Government
                                                                                                                                                                                                  Documents)
7504084482 XXX       $XXX      PA    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        not signed or dated by borrower so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  received.
7490482115 XXX       $XXX      NY    8/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            application date.
                                                                                                                                                                                                  not provided                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7499153820 XXX       $XXX      SC    3/XX/2008  2/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                          SELLER - GENERAL COMMENT             GENERAL COMMENT                                    -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                        (2022/XX/09): The issue cited has    (2022/XX/09): The issue
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did                                                                        either been resolved or was          cited has either been
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.                                                                                                                                        determined to not be an exception as resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not                                                                         noted. Based on the review it        determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                         provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the                                                                       appears SC Code 37/XX/70 (D), prior  exception as noted. Based
                                                                                                                                                                                                                                                                                                                                                                                                         loan.                                                                                                                                                                                                      to 2012 Brokerage companies - (CLD)  on the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                      were required to comply with         SC Code 37/XX/70 (D),
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosing the Complaint disclosures prior to 2012 Brokerage for Mortgage loans; this requirement companies - (CLD) were
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    was not applicable to Federal        required to comply with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    regulated banks. The loan originated disclosing the Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    as a XXX loan in 3/2008; as such,    disclosures for Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    said disclosure was not applicable   loans; this requirement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    at time of origination.              was not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    REVIEWER - GENERAL COMMENT           Federal regulated banks.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (2022/XX/09): AMC performs its       The loan originated as a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    review for compliance with state and XXX loan in 3/2008; as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    local laws enacted to combat         such, said disclosure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    predatory lending without regard to  not applicable at time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the status of the originating        origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    lender, particularly in connection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    with reviews for secondary market
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    purchasers that are not federally
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    chartered institutions. In the event
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that a national bank originates a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan that triggers the thresholds of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    a state law enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    predatory lending and subsequently
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    sells that loan in the secondary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    market to an entity that is not a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    national bank/federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    institution there is some
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    uncertainty whether the assignee, by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    virtue of contractual rights, would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    be able to assert the same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exemption/preemption claim in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    litigation or a regulatory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    enforcement action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan.
7508107901 XXX       $XXX      NY    6/XX/2009  4/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case   required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                              initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7500782642 XXX       $XXX      MA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing.                                       required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value  initialed by borrower.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score     Disclosed payment on Note of $699.77 does not correspond with the
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             Disclosure within a reasonably practicable time after using credit score.                                                             interest rate, loan amount and terms of the Note.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home   Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's  Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         interest.                                                                                                                             date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 4.00000%     not signed or dated by borrower so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                         exceeds the state maximum of 3%.                                                                                                      received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                         Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker
                                                                                                                                                                                                                                                                                                                                                                                                         Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $242.57.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7506971426 XXX       $XXX      NY    7/XX/2010  4/XX/2010    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                        Other
7492736808 XXX       $XXX      SC    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Consummation: TIL in file indicated to be final. Expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      date same as disbursement and/or note date but is not dated by
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not    borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7491425807 XXX       $XXX      MA    10/XX/2007 9/XX/2007    Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                              Yes        TR HUD
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                             required parties: TIL appears to be final but not signed nor                                                                                                 Deficiency (UAL
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     initialed by borrower.                                                                                                                                       State)
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7495343998 XXX       $XXX      NY    8/XX/2008  4/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7504091700 XXX       $XXX      CT    9/XX/2006  7/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7490485875 XXX       $XXX      SC    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all SELLER - GENERAL COMMENT             GENERAL COMMENT                                    -
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       required parties: TIL appears to be final but not signed nor         (2022/XX/13): The issue cited has    (2022/XX/13): The issue
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not    initialed by borrower.                                               either been resolved or was          cited has either been
                                                                                                                                                                                                                                                                                                                                                                                                         provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the  Federal Compliance - Final TIL Not Provided to Borrower At or Before determined to not be an exception as resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                         loan.                                                                                                                                 Consummation: TIL in file indicated to be final, expected funding    noted. South Carolina Consumer       determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within  date same as disbursement and/or note date but is not signed or      Protection Code 37/XX/70 (D)         exception as noted. South
                                                                                                                                                                                                                                                                                                                                                                                                         42 months of previous loan without a tangible net benefit to borrower.                                                                dated by borrower so cannot confirm that borrower received.          requires mortgage brokers and        Carolina Consumer
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                                                                                                  originators to provide the borrower  Protection Code 37/XX/70
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not                                                                             with a document specifying the       (D) requires mortgage
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                                                                                       agency designated to receive         brokers and originators
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    complaints or inquiries about the    to provide the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    origination and making of the loan,  with a document
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    with the telephone number and        specifying the agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    address of the agency. This          designated to receive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requirement was not applicable to    complaints or inquiries
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federally regulated banks per        about the origination and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    definitions in the related Code.     making of the loan, with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    This loan was originated by a retail the telephone number and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    center of XXX. As such, said         address of the agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure was not applicable to the This requirement was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    origination of this loan.            applicable to Federally
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    REVIEWER - GENERAL COMMENT           regulated banks per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (2022/XX/13): "AMC performs its      definitions in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    review for compliance with state and related Code. This loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    local laws enacted to combat         was originated by a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    predatory lending without regard to  retail center of XXX. As
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the status of the originating        such, said disclosure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    lender, particularly in connection   not applicable to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    with reviews for secondary market    origination of this loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    purchasers that are not federally
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    chartered institutions. In the event
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that a national bank originates a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan that triggers the thresholds of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    a state law enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    predatory lending and subsequently
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    sells that loan in the secondary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    market to an entity that is not a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    national bank/federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    institution there is some
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    uncertainty whether the assignee, by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    virtue of contractual rights, would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    be able to assert the same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exemption/preemption claim in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    litigation or a regulatory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    enforcement action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    South Carolina CHL Complaint Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Specifically in relation to the SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Complaint Agency Disclosure. The SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Complaint Disclosure is part of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SC high cost law (albeit applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to all Consumer Home Loans) and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    would therefore continue to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    tested based on the aforementioned
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing methodology. Additionally,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    South Carolina's Consumer Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Code contains the high-cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    regulation under Chapter 23 entitled
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    "South Carolina High-Cost and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Consumer Home Loans Act", where
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    there is no specific exemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided to national banks and their
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    subs. The Act simply defines
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    "lender" as including, but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    limited to, "a mortgage broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    originating a loan in a table-funded
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan transaction in which the broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    is identified as the original payee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    of the note." So while a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    bank may claim preemption from the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    state law banking statutes, there is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    some uncertainty whether any
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    assignee would be able to assert
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that same exemption/preemption claim
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    in litigation or a regulatory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    enforcement action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    "
7491754447 XXX       $XXX      SC    1/XX/2007  12/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not    required parties: TIL appears to be final but not signed nor provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the  initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         loan.                                                                                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  not signed or dated by borrower so cannot confirm that borrower received.
7504009777 XXX       $XXX      NY    4/XX/2003  3/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value  Federal Compliance - Final TIL Finance Charge Under Disclosed: Due                                                                                           -
                                                                        Debt Consolidation                                                                                                        Final Title Policy is missing.                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.                                                                 to DSI calculation.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Missing Document: Flood                                                                                                                                                                                were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                               application date.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              state minimum of 15 days.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $237.67.
7506037053 XXX       $XXX      RI    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                 3        C        C        C        C                                                                                                                                                                                            3           C           C           C           C           [3] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): Rhode  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         State - NC
                                                                                                                                                                                                                                                                                                                                                                                                         Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.                                      required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         in the pay-off which may impact high cost findings.                                                                                   Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case   date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                              dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7506888397 XXX       $XXX      GA    1/XX/2003  12/XX/2002   Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7502845489 XXX       $XXX      MD    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
7494955627 XXX       $XXX      CA    1/XX/2006  12/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7507274514 XXX       $XXX      UT    5/XX/2006  4/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7496372242 XXX       $XXX      OH    4/XX/2004  4/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 04/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7500690205 XXX       $XXX      IL    10/XX/2002 9/XX/2002    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  [3] Insurance Documentation -                                                                                                                                                                          application date.
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                  not provided
7501779575 XXX       $XXX      UT    4/XX/2007  3/XX/2007    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7506597723 XXX       $XXX      CO    7/XX/2005  6/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             borrower within three (3) days of application.
                                                                                                                                                                                                  Insurance Certificate (MIC)
                                                                                                                                                                                                  not provided
7496796233 XXX       $XXX      CA    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
7506144840 XXX       $XXX      VA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                                                                                                                                                                                                                            application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7491884726 XXX       $XXX      NY    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property   Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)                                                               date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7507529017 XXX       $XXX      NM    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                                                                                                                                                                                                         Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7496996301 XXX       $XXX      IL    4/XX/2008  11/XX/2007   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  dated by borrower so cannot confirm that borrower received.
7503877442 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                        Other                                                                                                                                                                                                                                                                                                                            borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7493511479 XXX       $XXX      CA    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Other                                                                                                                                                                                                                                                                                                                            were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7503954073 XXX       $XXX      IA    10/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7501037705 XXX       $XXX      WA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the    Federal Compliance - ARM Disclosure Timing Test: It was provided                                                                                             -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               borrower within three (3) days of application.                                                                                        after closing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          Federal Compliance - CHARM Booklet Disclosure Timing: It was
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.                                          provided after closing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         Application: It was provided after closing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                         Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                         The H-9 form was used, the H-8 form should have been used.
7498703799 XXX       $XXX      NM    6/XX/2006  5/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                                                                                                                                                                                                         Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7505976068 XXX       $XXX      NJ    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7505883536 XXX       $XXX      CA    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Federal Compliance - Final TIL Finance Charge Under Disclosed:                                                                                               -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this  Closing Instructions indicate the index used was 1.773%.  The lowest
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                     index available within the look-back period is 1.88667%.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original
                                                                                                                                                                                                                                                                                                                                                                                                         Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $10,603.99.
7507950713 XXX       $XXX      CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7504566097 XXX       $XXX      FL    5/XX/2006  4/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7507872192 XXX       $XXX      CA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                        Debt Consolidation
7501962792 XXX       $XXX      SC    7/XX/2006  6/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not    required parties: TIL appears to be final but not signed nor provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the  initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         loan.                                                                                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  dated by borrower so cannot confirm that borrower received.
7497288599 XXX       $XXX      CO    5/XX/2008  5/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7496710244 XXX       $XXX      MI    5/XX/2005  4/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to
                                                                                                                                                                                                                                                                                                                                                                                                         determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                         Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7501984759 XXX       $XXX      CA    8/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                        Other                                                                                                                                                                                                                                                                                                                            Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7504145836 XXX       $XXX      IL    4/XX/2005  3/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7498608193 XXX       $XXX      CO    10/XX/2004 10/XX/2004   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
7505108246 XXX       $XXX      TN    10/XX/2009 9/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7501596319 XXX       $XXX      CO    8/XX/2005  7/XX/2005    Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7492387043 XXX       $XXX      FL    5/XX/2009  4/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7505350271 XXX       $XXX      NY    7/XX/2003  6/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original
                                                                                                                                                                                                                                                                                                                                                                                                         Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7495380920 XXX       $XXX      CT    4/XX/2008  2/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by borrower so cannot confirm that borrower received
7496277169 XXX       $XXX      SC    12/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Borrower signature not      SELLER - GENERAL COMMENT             GENERAL COMMENT                                    -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not    dated.: TIL in file indicated to be final. Expected funding date     (2022/XX/09): The issue cited has    (2022/XX/09): The issue
                                                                                                                                                                                                                                                                                                                                                                                                         provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the  same as disbursement and/or note date                                either been resolved or was          cited has either been
                                                                                                                                                                                                                                                                                                                                                                                                         loan.                                                                                                                                 but is not dated by borrower so cannot confirm when borrower         determined to not be an exception as resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                            received the TIL.                                                    noted. Based on the review it        determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Federal Compliance - Final TIL Not Provided to Borrower At or Before appears SC Code 37/XX/70 (D), prior  exception as noted. Based
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Consummation: TIL in file indicated to be final. Expected funding    to 2012 Brokerage companies -(CLD)   on the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               date same as disbursement and/or not date but is not dated by        were required to comply with         SC Code 37/XX/70 (D),
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower so cannot confirm when borrower received the TIL.           disclosing the Complaint disclosures prior to 2012 Brokerage for Mortgage loans; this requirement companies -(CLD) were
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    was not applicable to Federal        required to comply with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    regulated banks. The loan originated disclosing the Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    as a XXX loan in 12/2006; as such,   disclosures for Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    said disclosure was not applicable   loans; this requirement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    at time of origination.              was not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    REVIEWER - GENERAL COMMENT           Federal regulated banks.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (2022/XX/09): AMC performs its       The loan originated as a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    review for compliance with state and XXX loan in 12/2006; as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    local laws enacted to combat         such, said disclosure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    predatory lending without regard to  not applicable at time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the status of the originating        origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    lender, particularly in connection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    with reviews for secondary market
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    purchasers that are not federally
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    chartered institutions. In the event
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that a national bank originates a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan that triggers the thresholds of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    a state law enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    predatory lending and subsequently
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    sells that loan in the secondary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    market to an entity that is not a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    national bank/federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    institution there is some
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    uncertainty whether the assignee, by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    virtue of contractual rights, would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    be able to assert the same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exemption/preemption claim in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    litigation or a regulatory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    enforcement action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan.
7498803322 XXX       $XXX      MO    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Missing Document: Flood                                                                                                                                                                                were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                               application date.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                  Final 1003
7498751895 XXX       $XXX      SC    12/XX/2007 5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                          SELLER - GENERAL COMMENT             GENERAL COMMENT                                    -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business                                                                         (2022/XX/09): The issue cited has    (2022/XX/09): The issue
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure due to missing information.                                                                                                                                                                     either been resolved or was          cited has either been
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:                                                                       determined to not be an exception as resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                           noted. The missing document has been determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not                                                                         located and uploaded as              exception as noted. The
                                                                                                                                                                                                                                                                                                                                                                                                         provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the                                                                       XXX#XXX_Borrower Complaint           missing document has been
                                                                                                                                                                                                                                                                                                                                                                                                         loan.                                                                                                                                                                                                      Disclosure_06/XX/2022.               located and uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    REVIEWER - GENERAL COMMENT           XXX#XXX_Borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (2022/XX/09): Disclosure not located Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    in images provided. Exception        Disclosure_06/XX/2022.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    remains.
7504335203 XXX       $XXX      CA    1/XX/2008  12/XX/2007   Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security                                                                                                             2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                  Instrument is not on a                                                                                                                                                                                 Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  FNMA/FHLMC form and does not                                                                                                                                                                           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             initialed by borrower.
                                                                                                                                                                                                  contain the following                                                                                                                                                                                  [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                  clauses:: Homestead Exemption                                                                                                                                                                          underdisclosed from calculated Finance Charge of $XXX in the amount of $383.18.                                                       Unable to determine under disclosure due to missing Itemization of
                                                                                                                                                                                                  Waiver                                                                                                                                                                                                 [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7500467238 XXX       $XXX      WA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7509683674 XXX       $XXX      CA    3/XX/2001  2/XX/2001    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value  Federal Compliance - Final TIL Finance Charge Under Disclosed:                                                                                               -
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.                                                                 Disclosed payment on Note of $589.54 does not correspond with the
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                   loan amount, loan term, and interest rate on the loan.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this  Consummation: TIL in file indicated to be final. Expected funding
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.                                                                                                                     date same as disbursement and/or note date but is not dated by
                                                                                                                                                                                                  [2] Closing / Title - Security                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family       borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                  Instrument is not on a                                                                                                                                                                                 residence, state and federal testing may be impacted.
                                                                                                                                                                                                  FNMA/FHLMC form and does not                                                                                                                                                                           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                  contain the following                                                                                                                                                                                  underdisclosed from calculated Finance Charge of $XXX in the amount of $116.84.
                                                                                                                                                                                                  clauses:: Due On Sale Clause,                                                                                                                                                                          [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                  Mortgagors requirement to                                                                                                                                                                              [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                  maintain adequate insurance at                                                                                                                                                                         provided to the borrower by closing.
                                                                                                                                                                                                  the mortgagor's own expense,
                                                                                                                                                                                                  Holder's right to foreclose,
                                                                                                                                                                                                  Homestead Exemption Waiver
7501534579 XXX       $XXX      NY    8/XX/2006  11/XX/2005   Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security                                                                                                             2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:                                                                                                                                                               -
                                                                                                                                                                                                  Instrument is not on a                                                                                                                                                                                 Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                  FNMA/FHLMC form and does not
                                                                                                                                                                                                  contain the following
                                                                                                                                                                                                  clauses:: Due On Sale Clause,
                                                                                                                                                                                                  Mortgagors requirement to
                                                                                                                                                                                                  maintain adequate insurance at
                                                                                                                                                                                                  the mortgagor's own expense,
                                                                                                                                                                                                  Holder's right to foreclose
7501682686 XXX       $XXX      NY    4/XX/2013  1/XX/2013    Primary    Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7493437198 XXX       $XXX      OH    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                            Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.                                       required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value  initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:          Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         Borrower's ability to repay not verified with reliable documentation.                                                                 date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not   not signed or dated by borrower so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                         Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not     received.
                                                                                                                                                                                                                                                                                                                                                                                                         retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                         Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7499382781 XXX       $XXX      NY    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Missing Document - FHA                                                                                                                 2           B           B           B           B           [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case                                                                                                                                                                -
                                                                        Debt Consolidation                                                                                                        Informed  Consumer Choice                                                                                                                                                                              Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                  Disclosure is missing.:
                                                                                                                                                                                                  Disclosure: FHA - Informed
                                                                                                                                                                                                  Consumer Choice Disclosure
                                                                                                                                                                                                  (Government Documents)
7494077759 XXX       $XXX      CO    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -                1        A        A        A        A                                                 [3] General - FHA - Informed                                                                                                               1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                        Debt Consolidation                                                                                                        Consumer Choice Disclosure was
                                                                                                                                                                                                  not provided to borrower
                                                                                                                                                                                                  within 3 business days of the
                                                                                                                                                                                                  loan application.: Disclosure:
                                                                                                                                                                                                  FHA - Informed Consumer Choice
                                                                                                                                                                                                  Disclosure (Government
                                                                                                                                                                                                  Documents)
7498600347 XXX       $XXX      IL    11/XX/2006 9/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
7501867728 XXX       $XXX      IL    12/XX/2005 11/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 9.95000%.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7490634044 XXX       $XXX      OH    1/XX/2007  11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not                                                                                                                                                                -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not
                                                                                                                                                                                                                                                                                                                                                                                                         retained by lender.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
7506015358 XXX       $XXX      SC    1/XX/2006  11/XX/2005   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not    required parties: TIL in file indicated to be final, expected
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                                                                                                                                                                                                         loan.                                                                                                                                 or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7506992854 XXX       $XXX      MA    6/XX/2008  4/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage    Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on     Consummation: TIL in file is indicated to be final, expected funding verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment,  date same as disbursement and/or note date but signature is not
                                                                                                                                                                                                                                                                                                                                                                                                         if applicable                                                                                                                         dated so cannot confirm when received by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7504510070 XXX       $XXX      IL    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Other                                                                                                                                                                                                                                                                                                                            were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7490976137 XXX       $XXX      NJ    8/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  not signed or dated by borrower so cannot confirm that borrower received.
7491203170 XXX       $XXX      SC    11/XX/2009 10/XX/2009   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                                                                                                                                                                                                         Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                         provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
7498309170 XXX       $XXX      SC    2/XX/2009  1/XX/2009    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                          SELLER - GENERAL COMMENT             GENERAL COMMENT                                    -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not                                                                         (2022/XX/14): The issue cited has    (2022/XX/14): The issue
                                                                                                                                                                                                                                                                                                                                                                                                         provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the                                                                       either been resolved or was          cited has either been
                                                                                                                                                                                                                                                                                                                                                                                                         loan.                                                                                                                                                                                                      determined to not be an exception as resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    noted. XXX is a Federally Chartered  determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Bank and is exempt from State        exception as noted. XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Compliance, South Carolina's         is a Federally Chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Complaint Agency Disclosure is not   Bank and is exempt from
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applicable to XXX.                   State Compliance, South
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    REVIEWER - GENERAL COMMENT           Carolina's Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (2022/XX/14): "AMC performs its      Agency Disclosure is not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    review for compliance with state and applicable to XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    local laws enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    predatory lending without regard to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the status of the originating
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    lender, particularly in connection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    with reviews for secondary market
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    purchasers that are not federally
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    chartered institutions. In the event
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that a national bank originates a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan that triggers the thresholds of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    a state law enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    predatory lending and subsequently
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    sells that loan in the secondary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    market to an entity that is not a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    national bank/federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    institution there is some
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    uncertainty whether the assignee, by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    virtue of contractual rights, would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    be able to assert the same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exemption/preemption claim in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    litigation or a regulatory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    enforcement action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    South Carolina CHL Complaint Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Specifically in relation to the SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Complaint Agency Disclosure. The SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Complaint Disclosure is part of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SC high cost law (albeit applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to all Consumer Home Loans) and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    would therefore continue to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    tested based on the aforementioned
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing methodology. Additionally,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    South Carolina's Consumer Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Code contains the high-cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    regulation under Chapter 23 entitled
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    "South Carolina High-Cost and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Consumer Home Loans Act", where
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    there is no specific exemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided to national banks and their
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    subs. The Act simply defines
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    "lender" as including, but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    limited to, "a mortgage broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    originating a loan in a table-funded
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan transaction in which the broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    is identified as the original payee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    of the note." So while a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    bank may claim preemption from the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    state law banking statutes, there is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    some uncertainty whether any
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    assignee would be able to assert
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that same exemption/preemption claim
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    in litigation or a regulatory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    enforcement action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    "
7496094891 XXX       $XXX      IL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7490679471 XXX       $XXX      NY    4/XX/2008  3/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  dated by borrower so cannot confirm that borrower received
7508690270 XXX       $XXX      CA    3/XX/2005  2/XX/2005    Investment Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                         due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7496440891 XXX       $XXX      AR    7/XX/1998  6/XX/1998    UTD        Refinance UTD                       3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 07/XX/1998 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7509712249 XXX       $XXX      GA    12/XX/1995 11/XX/1995   Primary    Purchase                            3        D        D        D        D                                                 [3] Missing Document - FHA                                                                                                                 3           D           D           D           D           [3] Document Error - Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete.                                                                                                                                                                              No         TNR Testing Not
                                                                                                                                                                                                  Informed  Consumer Choice                                                                                                                                                                              [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                                        Required
                                                                                                                                                                                                  Disclosure is missing.:                                                                                                                                                                                containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  Disclosure: FHA - Informed                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note
                                                                                                                                                                                                  Consumer Choice Disclosure                                                                                                                                                                             Date of 12/XX/1995 used as disbursement date for compliance testing.
                                                                                                                                                                                                  (Government Documents)                                                                                                                                                                                 [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Title / Lien Defect -                                                                                                                                                                              of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          as FHA case # assignment date for purposes of any applicable compliance testing.
                                                                                                                                                                                                  [3] Government Documentation -                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Missing Document: FHA Case                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Number Assignment not provided                                                                                                                                                                         were run using an application date of 11/XX/1995 which is 1 months prior to consummation.  A lookback was performed to determine this
                                                                                                                                                                                                  [3] Government Documentation -                                                                                                                                                                         application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                  Missing Document: FHA Mortgage                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family
                                                                                                                                                                                                  Insurance Certificate not                                                                                                                                                                              residence, state and federal testing may be impacted.
                                                                                                                                                                                                  provided                                                                                                                                                                                               [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                  [3] Government Documentation -
                                                                                                                                                                                                  Missing Document: HUD/VA
                                                                                                                                                                                                  92900-A not provided
                                                                                                                                                                                                  [3] Application / Processing -
                                                                                                                                                                                                  Missing Document: Missing
                                                                                                                                                                                                  Final 1003
7497352569 XXX       $XXX      MI    6/XX/2005  10/XX/2004   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match                                                                                                                                                                   -
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             terms of loan.
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the
                                                                                                                                                                                                  not provided                                                                                                                                                                                           borrower within three (3) days of application.
                                                                                                                                                                                                  [2] Closing / Title - Security                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                  Instrument is not on a                                                                                                                                                                                 Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                  FNMA/FHLMC form and does not                                                                                                                                                                           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer
                                                                                                                                                                                                  contain the following                                                                                                                                                                                  Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
                                                                                                                                                                                                  clauses:: Homestead Exemption                                                                                                                                                                          [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage
                                                                                                                                                                                                  Waiver                                                                                                                                                                                                 Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                         Act:  List of HUD-approved credit counseling agencies not provided to borrower.
7505172447 XXX       $XXX      HI    7/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                        Debt Consolidation
7504378516 XXX       $XXX      VA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Missing Document - FHA                                                                                                                 2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                        Informed  Consumer Choice                                                                                                                                                                              were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Disclosure is missing.:                                                                                                                                                                                application date.
                                                                                                                                                                                                  Disclosure: FHA - Informed                                                                                                                                                                             [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                  Consumer Choice Disclosure                                                                                                                                                                             Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
                                                                                                                                                                                                  (Government Documents)
                                                                                                                                                                                                  [3] Application / Processing -
                                                                                                                                                                                                  Missing Document: Missing
                                                                                                                                                                                                  Final 1003
7503389231 XXX       $XXX      SC    7/XX/2009  6/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Missing Document - FHA                                                                                                                 2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                                                                                  -
                                                                                                                                                                                                  Informed  Consumer Choice                                                                                                                                                                              Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                  Disclosure is missing.:                                                                                                                                                                                [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used
                                                                                                                                                                                                  Disclosure: FHA - Informed                                                                                                                                                                             as FHA case # assignment date for purposes of any applicable compliance testing.
                                                                                                                                                                                                  Consumer Choice Disclosure                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  (Government Documents)                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  [3] Government Documentation -                                                                                                                                                                         were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Missing Document: FHA Case                                                                                                                                                                             application date.
                                                                                                                                                                                                  Number Assignment not provided                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                  [3] Government Documentation -                                                                                                                                                                         provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the
                                                                                                                                                                                                  Missing Document: FHA Mortgage                                                                                                                                                                         loan.
                                                                                                                                                                                                  Insurance Certificate not
                                                                                                                                                                                                  provided
                                                                                                                                                                                                  [3] Insurance Documentation -
                                                                                                                                                                                                  Missing Document: Mortgage
                                                                                                                                                                                                  Insurance Certificate (MIC)
                                                                                                                                                                                                  not provided
7501093957 XXX       $XXX      IL    7/XX/2009  6/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Missing Document - FHA                                                                                                                 2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value  Federal Compliance - Final TIL Finance Charge Under Disclosed:                                                                                               -
                                                                                                                                                                                                  Informed  Consumer Choice                                                                                                                                                                              of a contract sales price or original loan amount, whichever applies.                                                                 Underdisclosure due to a payment stream variance. Per the Hud/VA
                                                                                                                                                                                                  Disclosure is missing.:                                                                                                                                                                                [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     addendum, monthly MI of $78.17 for 360 months through term. The
                                                                                                                                                                                                  Disclosure: FHA - Informed                                                                                                                                                                             [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used final TIL payment stream is calculating initial declining MI of
                                                                                                                                                                                                  Consumer Choice Disclosure                                                                                                                                                                             as FHA case # assignment date for purposes of any applicable compliance testing.                                                      $78.17 for 117 months only, causing an underdisclosure. TIL
                                                                                                                                                                                                  (Government Documents)                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                   itemization did not disclose a $100 recording service fee as a
                                                                                                                                                                                                  [3] Government Documentation -                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    prepaid finance charge as reflected on the hud.
                                                                                                                                                                                                  Missing Document: FHA Case                                                                                                                                                                             were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Number Assignment not provided                                                                                                                                                                         application date.
                                                                                                                                                                                                  [3] Government Documentation -                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family
                                                                                                                                                                                                  Missing Document: FHA Mortgage                                                                                                                                                                         residence, state and federal testing may be impacted.
                                                                                                                                                                                                  Insurance Certificate not                                                                                                                                                                              [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                  provided                                                                                                                                                                                               underdisclosed from calculated Finance Charge of $XXX in the amount of $9,452.78.
7495913168 XXX       $XXX      NY    3/XX/2006  2/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
7492455566 XXX       $XXX      CA    6/XX/2003  5/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
7490230555 XXX       $XXX      NY    1/XX/2007  12/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                                                                                                                                                                                                         Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7508959743 XXX       $XXX      CA    11/XX/2003 4/XX/2003    Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title  Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL                                                                                No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                         Company Closing Statement used for any applicable Federal, State or Local compliance testing.                                         Itemization did not disclose a $300 refundable pad fee as a prepaid                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $302.69.
7506472266 XXX       $XXX      CT    7/XX/2003  6/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original
                                                                                                                                                                                                                                                                                                                                                                                                         Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7509872323 XXX       $XXX      MI    7/XX/2003  6/XX/2003    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7501697397 XXX       $XXX      TX    10/XX/2003 9/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:                                                                                                                                                                -
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003.
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of
                                                                                                                                                                                                  not provided                                                                                                                                                                                           Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                         The H-9 form was used, the H-8 form should have been used.
7503644087 XXX       $XXX      FL    11/XX/2003 10/XX/2003   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Federal Compliance - Final TIL Finance Charge Under Disclosed: Under                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this  disclosure is due to the lender's TIL reflecting MI being in force
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                     for 60 months, however based on the loan amount and appraised value
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          the MI would be in force for 144 months.
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $3,837.96.
7495824594 XXX       $XXX      FL    10/XX/2003 10/XX/2003   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $3,750.00.                                                     Itemization did not disclosed the origination fee of $4,200 as a prepaid finance charge. Itemization disclosed the settlement fee as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               $500 vs audit $75 and courier fee disclosed as $100 vs audit $75.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               HUD page 1 reflects a $4500 broker credit which was not itemized and therefore not applied to prepaid finance charges.
7495239595 XXX       $XXX      FL    11/XX/2003 10/XX/2003   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Federal Compliance - Final TIL Finance Charge Under Disclosed: Final                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this  TIL reflects Level MI with $78.40 payment and the mortgage insurance
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                     certificate reflects Step Level MI with an initial premium of
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         $341.37.
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 7.87800% is underdisclosed from calculated APR of 10.40813% outside of 0.250% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $28,708.79.
7497593207 XXX       $XXX      GA    3/XX/2004  2/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                         determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
7492414122 XXX       $XXX      CA    4/XX/2004  3/XX/2004    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate                                                                                                                                                                       -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  [3] Insurance Documentation -                                                                                                                                                                          were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             application date.
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                  not provided                                                                                                                                                                                           Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7498121138 XXX       $XXX      CA    6/XX/2004  6/XX/2004    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Other                                                                                                                                                                                                                                                                                                                            were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7504180074 XXX       $XXX      VA    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                        Other                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7509942951 XXX       $XXX      MA    9/XX/2004  8/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7497811728 XXX       $XXX      VA    9/XX/2004  9/XX/2004    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not        Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                       required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 09/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7507399008 XXX       $XXX      CA    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                        Other                                                                                                                                                                                                                                                                                                                            Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.
                                                                                                                                                                                                                                                                                                                                                                                                         Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7501616187 XXX       $XXX      WA    1/XX/2005  12/XX/2004   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005.
7500980852 XXX       $XXX      WA    1/XX/2005  12/XX/2004   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7501632150 XXX       $XXX      CA    2/XX/2005  1/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7492323618 XXX       $XXX      CA    2/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                        Other                                                                                                                                                                                                                                                                                                                            borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                         DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
7501023492 XXX       $XXX      CO    4/XX/2005  3/XX/2005    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7503335637 XXX       $XXX      SC    6/XX/2005  5/XX/2005    Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                        Other
7493748283 XXX       $XXX      HI    4/XX/2005  3/XX/2005    Second     Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         Federal Compliance - Final TIL Finance Charge Under Disclosed: Under                                                                                         -
                                                             Home                                                                                                                                                                                                                                                                                                                                        Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) disclosure is due to the lender utilizing an index value of 2.171%
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         per the Approval, however the lowest index value available in the
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          lookback period is 2.34667%.
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $14,230.67.
7509790013 XXX       $XXX      PA    4/XX/2005  3/XX/2005    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Pennsylvania Prepayment Penalty Banking Code: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a loan made by a Pennsylvania-chartered bank or bank and trust company.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
7495769717 XXX       $XXX      OH    4/XX/2005  3/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                                                                     -
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                  not provided                                                                                                                                                                                           Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7495515086 XXX       $XXX      ID    5/XX/2005  4/XX/2005    Investment Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting    Federal Compliance - Disparity in Occupancy - Not High Cost and Not                                                                                          -
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the   Higher Priced: Both initial and Final Application page 4 declaration
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            Occupancy Type of Investment).                                                                                                        section reflects borr intent to occupy as Primary
                                                                                                                                                                                                  not provided                                                                                                                                                                                           [2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7509169641 XXX       $XXX      CA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.
                                                                                                                                                                                                                                                                                                                                                                                                         Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7504766179 XXX       $XXX      PA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                         Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                         The H-9 form was used, the H-8 form should have been used.
7498119454 XXX       $XXX      FL    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                        Missing Document: Mortgage                                                                                                                                                                             application due to missing information.
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                  not provided                                                                                                                                                                                           Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7499486496 XXX       $XXX      CA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate                                                                                                                                                                       -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7504508072 XXX       $XXX      CA    11/XX/2005 10/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7500016304 XXX       $XXX      MD    7/XX/2005  5/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
7496269357 XXX       $XXX      TX    9/XX/2005  8/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the    Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL                                                                                           -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.                                                                                        itemization did not disclose a discount fee of $1197 as prepaid
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          finance charge
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $969.00.
7500213433 XXX       $XXX      CA    10/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest                                                                                                                                                                  -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.
                                                                                                                                                                                                                                                                                                                                                                                                         Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
7500390878 XXX       $XXX      CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                                                                                                                                                                                                                            application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7495519910 XXX       $XXX      CA    12/XX/2005 11/XX/2005   Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                                                                                  -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7500054426 XXX       $XXX      NH    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7493044704 XXX       $XXX      CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of      Federal Compliance - Final TIL Finance Charge Under Disclosed: Due                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                            application due to missing information.                                                                                               to variance in Neg AM payment stream
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.
                                                                                                                                                                                                                                                                                                                                                                                                         Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $6,092.70.
7497621957 XXX       $XXX      TX    1/XX/2006  12/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
7504214555 XXX       $XXX      VA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Debt Consolidation                                                                                                        Missing Document: Mortgage                                                                                                                                                                             application due to missing information.
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                  not provided                                                                                                                                                                                           Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7505133096 XXX       $XXX      CA    12/XX/2005 11/XX/2005   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7507673114 XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                                                                                                                                                                                                                            application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7503433456 XXX       $XXX      MD    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7494957194 XXX       $XXX      UT    3/XX/2006  2/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                                                                     -
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7495617859 XXX       $XXX      PA    4/XX/2006  3/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7495805088 XXX       $XXX      NY    12/XX/2005 11/XX/2005   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
7490397808 XXX       $XXX      CA    11/XX/2005 10/XX/2005   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
7503241831 XXX       $XXX      CA    11/XX/2005 10/XX/2005   Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Other                                                                                                                                                                                                                                                                                                                            were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7494392243 XXX       $XXX      CA    12/XX/2005 11/XX/2005   Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7499431010 XXX       $XXX      CA    12/XX/2005 10/XX/2005   Investment Refinance Rate/Term                 1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7499158154 XXX       $XXX      NV    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the    Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL                                                                                           -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               borrower.                                                                                                                             itemization did not disclose an Email Doc fee of $30 as a prepaid
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing      finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $35.36.
7509700587 XXX       $XXX      MD    12/XX/2005 12/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7508331009 XXX       $XXX      CA    7/XX/2005  7/XX/2005    Investment Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                         due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7497969195 XXX       $XXX      CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                                                                                                                                                                                                                            application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7498969271 XXX       $XXX      FL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Federal Compliance - Final TIL Finance Charge Under Disclosed: Under                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this  disclosure is due to the lender utilizing an index value of 3.019%
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                     per the closing instructions, however the lowest index value
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          available in the lookback period is 3.16333%.
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $9,533.92.
7508112902 XXX       $XXX      CA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of      Federal Compliance - Final TIL Finance Charge Under Disclosed:                                                                                               -
                                                                        Other                                                                                                                                                                                                                                                                                                                            application due to missing information.                                                                                               Closing Instructions indicate the index used was  3.163%.  The
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          closest index available in our look-back period is 3.32583%.
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $50,882.08.
7500194211 XXX       $XXX      CA    2/XX/2006  1/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7498839956 XXX       $XXX      FL    10/XX/2005 9/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7505897933 XXX       $XXX      KS    3/XX/2006  2/XX/2006    Investment Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Kansas Prepayment Penalty: Kansas Prepayment Penalty:  Loan contains an impermissible prepayment penalty of                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         greater than 6 months.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7508800415 XXX       $XXX      FL    2/XX/2006  1/XX/2006    Second     Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         Federal Compliance - TILA - Final TIL Missing: Disclosed payment on                                                                                          -
                                                             Home                                                                                                                                                                                                                                                                                                                                        Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) TIL signed at close does not correspond with the loan amount, loan
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         term, and interest rate on the loan.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7500712945 XXX       $XXX      CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                                                                     -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7493407771 XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                         due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty Test: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.  Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
7509946469 XXX       $XXX      VA    6/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                        Debt Consolidation
7506019967 XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                            provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure due to missing information.
7498180465 XXX       $XXX      CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Other                                                                                                                                                                                                                                                                                                                            were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7504522097 XXX       $XXX      FL    9/XX/2005  8/XX/2005    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7505636617 XXX       $XXX      CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                        Other                                                                                                                                                                                                                                                                                                                            application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
7490143526 XXX       $XXX      CA    3/XX/2006  1/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty Test: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.  Prepay may be impermissible depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
7496583249 XXX       $XXX      MI    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan                                                                                                                                                                -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                         Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                                                                                                                                                                                                                         Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7504835224 XXX       $XXX      PA    8/XX/2006  8/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
7500358956 XXX       $XXX      CA    4/XX/2006  3/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid                                                                                                                                                               -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
7508338813 XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate                                                                                                                                                                       -
                                                                        Other                                                                                                                                                                                                                                                                                                                            Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7495697276 XXX       $XXX      NY    7/XX/2006  6/XX/2006    Investment Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting    Federal Compliance - Disparity in Occupancy - Not High Cost and Not                                                                                          -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the   Higher Priced: Borrower indicated they do not intend to occupy
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             Occupancy Type of Investment).                                                                                                        property as primary residence on page 4 of the Initial 1003 in
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    contradiction to the Primary Residence box checked on page 1.
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7508193549 XXX       $XXX      VA    5/XX/2006  5/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                         Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7494226663 XXX       $XXX      VA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7508515518 XXX       $XXX      CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.
                                                                                                                                                                                                                                                                                                                                                                                                         Prepay may be impermissible depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7494920845 XXX       $XXX      AZ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                        Other                                                                                                                                                                                                                                                                                                                            Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7496079300 XXX       $XXX      CA    9/XX/2006  8/XX/2006    Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1                                                                                                                                                     No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                         used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                Required
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7496325414 XXX       $XXX      CA    4/XX/2007  8/XX/2006    Primary    Purchase                            2        B        B        B        B                                                 [3] General - FHA - Informed                                                                                                               2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did                                                                                                                                                                -
                                                                                                                                                                                                  Consumer Choice Disclosure was                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                  not provided to borrower
                                                                                                                                                                                                  within 3 business days of the
                                                                                                                                                                                                  loan application.: Disclosure:
                                                                                                                                                                                                  FHA - Informed Consumer Choice
                                                                                                                                                                                                  Disclosure (Government
                                                                                                                                                                                                  Documents)
                                                                                                                                                                                                  [3] Government Documentation -
                                                                                                                                                                                                  Missing Document: FHA Mortgage
                                                                                                                                                                                                  Insurance Certificate not
                                                                                                                                                                                                  provided
7501439322 XXX       $XXX      TX    10/XX/2006 9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7508037680 XXX       $XXX      AZ    11/XX/2006 11/XX/2006   Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7504847126 XXX       $XXX      CA    2/XX/2007  2/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7504120744 XXX       $XXX      VA    9/XX/2006  9/XX/2006    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
7497202580 XXX       $XXX      FL    12/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                        Debt Consolidation
7497910309 XXX       $XXX      MD    11/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                            Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7509383454 XXX       $XXX      TN    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7494173437 XXX       $XXX      CA    1/XX/2007  12/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7498188735 XXX       $XXX      CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of      Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL                                                                                           -
                                                                        Other                                                                                                                                                                                                                                                                                                                            application due to missing information.                                                                                               Itemization disclosed the prepaid interest fee for $42.08 and the
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          final HUD reflects $94.68 and did not disclose a Courier fee for
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.                                                                               $43.25 as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $80.85.
7507283239 XXX       $XXX      OR    11/XX/2006 11/XX/2006   Second     Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state                                                                                                                                                              -
                                                             Home                                                                                                                                                                                                                                                                                                                                        the maximum prepayment penalty applicable to each year of the loan.
7508721271 XXX       $XXX      TX    2/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7499183544 XXX       $XXX      MD    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title  Federal Compliance - Missing Final HUD-1:  Title Co. Closing                                                                                      Yes        TR
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Company Closing Statement used for any applicable Federal, State or Local compliance testing.                                         Statement Used For Fee Testing Material: Date discrepancies on HUD-1                                                                                         Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not        Form show settlement date prior to note date. Borrower Title company
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.                       closing statement used for fees
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on         Federal Compliance - Final TIL Finance Charge Under Disclosed: Under
                                                                                                                                                                                                                                                                                                                                                                                                         Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that  disclosure due to lender appears to have used index below look back
                                                                                                                                                                                                                                                                                                                                                                                                         did not start as an ARM.                                                                                                              minimum of 5.12000%
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible on a loan with an effective rate of interest of 8% or greater. Loan's effective rate of interest is 12.00000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $143.86.
7502625537 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Second     Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                                                                                  -
                                                             Home       Other                                                                                                                                                                                                                                                                                                                            Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7492846605 XXX       $XXX      GA    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            application date.
                                                                                                                                                                                                  not provided                                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7496845444 XXX       $XXX      FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                            provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
7494613097 XXX       $XXX      VA    7/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - FHA - Informed                                                                                                               2           B           B           B           B           [2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used                                                                                                                                                              -
                                                                        Debt Consolidation                                                                                                        Consumer Choice Disclosure was                                                                                                                                                                         as FHA case # assignment date for purposes of any applicable compliance testing.
                                                                                                                                                                                                  not provided to borrower                                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                  within 3 business days of the                                                                                                                                                                          Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                  loan application.: Disclosure:                                                                                                                                                                         business days of application.
                                                                                                                                                                                                  FHA - Informed Consumer Choice                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of
                                                                                                                                                                                                  Disclosure (Government                                                                                                                                                                                 consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                  Documents)
                                                                                                                                                                                                  [3] Government Documentation -
                                                                                                                                                                                                  Missing Document: FHA Case
                                                                                                                                                                                                  Number Assignment not provided
                                                                                                                                                                                                  [3] Government Documentation -
                                                                                                                                                                                                  Missing Document: FHA Mortgage
                                                                                                                                                                                                  Insurance Certificate not
                                                                                                                                                                                                  provided
7493265419 XXX       $XXX      FL    3/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7508426242 XXX       $XXX      WA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to                                                                                                                                                              -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
7499170881 XXX       $XXX      PA    5/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did                                                                                                                                                                -
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                  Insurance Certificate (MIC)
                                                                                                                                                                                                  not provided
7506205542 XXX       $XXX      CT    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             borrower.
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original
                                                                                                                                                                                                  not provided                                                                                                                                                                                           Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
7508645909 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                            provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.
                                                                                                                                                                                                                                                                                                                                                                                                         Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7508764017 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Investment Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                        Other
7492429871 XXX       $XXX      MD    2/XX/2008  1/XX/2008    Second     Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                                                                                      -
                                                             Home       Other                                                                                                                                                                                                                                                                                                                            Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7497039790 XXX       $XXX      GA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive                                                                                                                                                                   -
                                                                        Other                                                                                                                                                                                                                                                                                                                            arbitration clause.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7500281958 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Investment Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                                                                                  -
                                                                        Other                                                                                                                                                                                                                                                                                                                            Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7493849684 XXX       $XXX      DC    7/XX/2007  6/XX/2007    Investment Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - District of Columbia Prepayment Penalty: District of Columbia Prepayment Penalty: Maximum calculated prepay of                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                         $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX). Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7490517697 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                            provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on
                                                                                                                                                                                                                                                                                                                                                                                                         Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7498919686 XXX       $XXX      GA    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
7502332224 XXX       $XXX      AZ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - FHA - Informed                                                                                                               2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                        Consumer Choice Disclosure was                                                                                                                                                                         were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  not provided to borrower                                                                                                                                                                               application date.
                                                                                                                                                                                                  within 3 business days of the
                                                                                                                                                                                                  loan application.: Disclosure:
                                                                                                                                                                                                  FHA - Informed Consumer Choice
                                                                                                                                                                                                  Disclosure (Government
                                                                                                                                                                                                  Documents)
                                                                                                                                                                                                  [3] Government Documentation -
                                                                                                                                                                                                  Missing Document: FHA Mortgage
                                                                                                                                                                                                  Insurance Certificate not
                                                                                                                                                                                                  provided
7507430684 XXX       $XXX      CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score                                                                                                                                                                  -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7505133274 XXX       $XXX      PA    12/XX/2007 2/XX/2007    Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7504153348 XXX       $XXX      CA    7/XX/2007  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7501812016 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7503999346 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [2] General Appraisal                                                                                                                      2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of                                                                                                                                                                   -
                                                                                                                                                                                                  Requirements - Incorrect                                                                                                                                                                               application due to missing information.
                                                                                                                                                                                                  Appraisal Form type: Appraisal                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                  Form 1073/465 used for                                                                                                                                                                                 Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                  incorrect Subject property                                                                                                                                                                             [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                  type.: Valuation Type:                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Appraisal / Valuation Report                                                                                                                                                                           were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Date: 08/XX/2007 Townhouse                                                                                                                                                                             application date.
7492950612 XXX       $XXX      MI    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used                                                                                          -
                                                                        Debt Consolidation                                                                                                        Final Title Policy is missing.                                                                                                                                                                         Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.                                                on Non Same Lender Refinance: Missing prelim title.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage
                                                                                                                                                                                                  [3] Lien - Missing note/terms                                                                                                                                                                          Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                  on senior lien.  Subject loan                                                                                                                                                                          [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                  is in second position.: Lien                                                                                                                                                                           Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                  Position: 1                                                                                                                                                                                            [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                         determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
7499615850 XXX       $XXX      AZ    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7505321523 XXX       $XXX      CA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                         DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
7491346862 XXX       $XXX      WV    9/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                  not provided                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts
                                                                                                                                                                                                                                                                                                                                                                                                         of Third Party Fees): West Virginia Residential Mortgage Lender, Broker and Servicer Act: No evidence in file to support that the borrower was charged the actual amounts for all third party fees.
7495288364 XXX       $XXX      VA    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                        Other                                                                                                                                                                                                                                                                                                                            were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7499634185 XXX       $XXX      IL    10/XX/2007 9/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7502937098 XXX       $XXX      CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not                                                                                                                                                                     -
                                                                        Other                                                                                                                                                                                                                                                                                                                            provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7507428719 XXX       $XXX      FL    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   Yes        TR HUD
                                                                        Other                                                                                                                                                                                                                                                                                                                            Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7502674036 XXX       $XXX      NJ    4/XX/2008  3/XX/2008    Primary    Refinance Streamlined               2        B        B        B        B                                                 [3] Missing Document - FHA                                                                                                                 2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Informed  Consumer Choice                                                                                                                                                                              were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Disclosure is missing.:                                                                                                                                                                                application date.
                                                                                                                                                                                                  Disclosure: FHA - Informed
                                                                                                                                                                                                  Consumer Choice Disclosure
                                                                                                                                                                                                  (Government Documents)
7493201927 XXX       $XXX      MD    9/XX/2008  8/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Missing Document - FHA                                                                                                                 2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Informed  Consumer Choice                                                                                                                                                                              were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Disclosure is missing.:                                                                                                                                                                                application date.
                                                                                                                                                                                                  Disclosure: FHA - Informed
                                                                                                                                                                                                  Consumer Choice Disclosure
                                                                                                                                                                                                  (Government Documents)
                                                                                                                                                                                                  [3] Application / Processing -
                                                                                                                                                                                                  Missing Document: Missing
                                                                                                                                                                                                  Final 1003
7504258992 XXX       $XXX      NY    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] General - FHA - Informed                                                                                                               2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                        Debt Consolidation                                                                                                        Consumer Choice Disclosure was                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  not provided to borrower                                                                                                                                                                               were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  within 3 business days of the                                                                                                                                                                          application date.
                                                                                                                                                                                                  loan application.: Disclosure:                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                  FHA - Informed Consumer Choice                                                                                                                                                                         Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                  Disclosure (Government
                                                                                                                                                                                                  Documents)
                                                                                                                                                                                                  [3] Government Documentation -
                                                                                                                                                                                                  Missing Document: FHA Case
                                                                                                                                                                                                  Number Assignment not provided
                                                                                                                                                                                                  [3] Government Documentation -
                                                                                                                                                                                                  Missing Document: FHA Mortgage
                                                                                                                                                                                                  Insurance Certificate not
                                                                                                                                                                                                  provided
                                                                                                                                                                                                  [3] Government Documentation -
                                                                                                                                                                                                  Missing Document: HUD/VA
                                                                                                                                                                                                  92900-A not provided
7493206694 XXX       $XXX      OH    10/XX/2008 9/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] General - FHA - Informed                                                                                                               2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                  Consumer Choice Disclosure was                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  not provided to borrower                                                                                                                                                                               were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  within 3 business days of the                                                                                                                                                                          application date.
                                                                                                                                                                                                  loan application.: Disclosure:                                                                                                                                                                         [2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                  FHA - Informed Consumer Choice                                                                                                                                                                         Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                  Disclosure (Government                                                                                                                                                                                 [2] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                  Documents)                                                                                                                                                                                             Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by
                                                                                                                                                                                                  [3] Government Documentation -                                                                                                                                                                         borrower(s).
                                                                                                                                                                                                  Missing Document: FHA Mortgage                                                                                                                                                                         [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                  Insurance Certificate not                                                                                                                                                                              Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                  provided                                                                                                                                                                                               [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided Timely): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Consumer did not receive the required Closing Disclosure at the time of closing.
7497624418 XXX       $XXX      NC    12/XX/2007 12/XX/2007   Primary    Purchase                            1        A        A        A        A                                                 [3] Insurance Documentation -                                                                                                              1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                                                                                                                                                  Missing Document: Mortgage
                                                                                                                                                                                                  Insurance Certificate (MIC)
                                                                                                                                                                                                  not provided
7504704461 XXX       $XXX      CA    12/XX/2007 11/XX/2007   Investment Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7507831256 XXX       $XXX      PA    1/XX/2008  11/XX/2007   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
7501083169 XXX       $XXX      IL    12/XX/2007 11/XX/2007   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower within three (3) days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7495152532 XXX       $XXX      FL    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                                                                                      -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7502480758 XXX       $XXX      SC    2/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                 3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL                                                                                Yes        TR HUD
                                                                                                                                                                                                                                                                                                                                                                                                         Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                             Itemization disclosed the prepaid interest as $4.62 and audit                                                                                                Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not    disclosed as $124.74; disclosed the settlement fee as $249.31 and provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the  audit disclosed as $175.
                                                                                                                                                                                                                                                                                                                                                                                                         loan.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $45.77.
7503709781 XXX       $XXX      CA    3/XX/2008  2/XX/2008    Primary    Purchase                            3        D        D        D        D                                                 [3] Insurance Documentation -                                                                                                              3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Federal Compliance - Final TIL Finance Charge Under Disclosed: Under                                                                              Yes        TR HUD
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                             disclosure due to lender used unknown index below minimum of                                                                                                 Deficiency
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did   2.57500% in look back
                                                                                                                                                                                                  not provided                                                                                                                                                                                           not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $4,233.05.
7508477389 XXX       $XXX      NH    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                                        Other
7500359416 XXX       $XXX      NV    5/XX/2008  4/XX/2008    Second     Purchase                            3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1                                                                                                                                                   No         TNR Testing Not
                                                             Home                                                                                                                                                                                                                                                                                                                                        Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                          Required
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
7505587255 XXX       $XXX      CA    4/XX/2008  3/XX/2008    Primary    Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             borrower within three (3) days of application.
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                  not provided                                                                                                                                                                                           Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7495643722 XXX       $XXX      WA    3/XX/2008  2/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate                                                                                                                                                                       -
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7496540475 XXX       $XXX      FL    10/XX/2008 8/XX/2008    Second     Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                                                                                      -
                                                             Home                                                                                                                                                                                                                                                                                                                                        Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7495584478 XXX       $XXX      GA    12/XX/2008 11/XX/2008   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Missing Document - FHA                                                                                                                 2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                  Informed  Consumer Choice                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Disclosure is missing.:                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family
                                                                                                                                                                                                  Disclosure: FHA - Informed                                                                                                                                                                             residence, state and federal testing may be impacted.
                                                                                                                                                                                                  Consumer Choice Disclosure                                                                                                                                                                             [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of
                                                                                                                                                                                                  (Government Documents)                                                                                                                                                                                 consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                  [3] Government Documentation -
                                                                                                                                                                                                  Missing Document: FHA Mortgage
                                                                                                                                                                                                  Insurance Certificate not
                                                                                                                                                                                                  provided
7498441931 XXX       $XXX      WI    2/XX/2009  1/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Government Documentation -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: FHA Mortgage                                                                                                                                                                         were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Insurance Certificate not                                                                                                                                                                              application date.
                                                                                                                                                                                                  provided
7491163568 XXX       $XXX      FL    2/XX/2009  1/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7503925451 XXX       $XXX      GA    5/XX/2009  4/XX/2009    Primary    Purchase                            2        B        B        B        B                                                 [3] General - FHA - Informed                                                                                                               2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                  Consumer Choice Disclosure was                                                                                                                                                                         were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  not provided to borrower                                                                                                                                                                               application date.
                                                                                                                                                                                                  within 3 business days of the
                                                                                                                                                                                                  loan application.: Disclosure:
                                                                                                                                                                                                  FHA - Informed Consumer Choice
                                                                                                                                                                                                  Disclosure (Government
                                                                                                                                                                                                  Documents)
                                                                                                                                                                                                  [3] Government Documentation -
                                                                                                                                                                                                  Missing Document: FHA Mortgage
                                                                                                                                                                                                  Insurance Certificate not
                                                                                                                                                                                                  provided
7507022088 XXX       $XXX      TX    8/XX/2009  5/XX/2009    Primary    Purchase                            2        B        B        B        B                                                 [3] General - FHA - Informed                                                                                                               2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                                                                                      -
                                                                                                                                                                                                  Consumer Choice Disclosure was                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                  not provided to borrower                                                                                                                                                                               business days of application.
                                                                                                                                                                                                  within 3 business days of the
                                                                                                                                                                                                  loan application.: Disclosure:
                                                                                                                                                                                                  FHA - Informed Consumer Choice
                                                                                                                                                                                                  Disclosure (Government
                                                                                                                                                                                                  Documents)
7495725046 XXX       $XXX      MD    9/XX/2009  5/XX/2009    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending                                                                                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                         Regulations: Net Tangible Benefit Worksheet not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7502418185 XXX       $XXX      TX    8/XX/2008  4/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by borrower so cannot confirm that borrower received
7497651449 XXX       $XXX      FL    9/XX/2008  8/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7499109216 XXX       $XXX      SC    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate                                                                               SELLER - GENERAL COMMENT             GENERAL COMMENT                                    -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              Mortgages, CHARM Booklet, not provided to the borrower.                                                                                                                                                    (2022/XX/09): The issue cited has    (2022/XX/09): The issue
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                          either been resolved or was          cited has either been
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not                                                                         determined to not be an exception as resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                         provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the                                                                       noted. South Carolina Consumer       determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                         loan.                                                                                                                                                                                                      Protection Code 37/XX/70 (D)         exception as noted. South
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                                                                      requires mortgage brokers and        Carolina Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    originators to provide the borrower  Protection Code 37/XX/70
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    with a document specifying the       (D) requires mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    agency designated to receive         brokers and originators
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    complaints or inquiries about the    to provide the borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    origination and making of the loan,  with a document
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    with the telephone number and        specifying the agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    address of the agency. This          designated to receive
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    requirement was not applicable to    complaints or inquiries
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Federally regulated banks per        about the origination and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    definitions in the related Code.     making of the loan, with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    This loan was originated by a retail the telephone number and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    center of XXX. As such, said         address of the agency.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosure was not applicable to the This requirement was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    origination of this loan.            applicable to Federally
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    REVIEWER - GENERAL COMMENT           regulated banks per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (2022/XX/09): AMC performs its       definitions in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    review for compliance with state and related Code. This loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    local laws enacted to combat         was originated by a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    predatory lending without regard to  retail center of XXX. As
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the status of the originating        such, said disclosure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    lender, particularly in connection   not applicable to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    with reviews for secondary market    origination of this loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    purchasers that are not federally
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    chartered institutions. In the event
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that a national bank originates a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan that triggers the thresholds of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    a state law enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    predatory lending and subsequently
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    sells that loan in the secondary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    market to an entity that is not a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    national bank/federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    institution there is some
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    uncertainty whether the assignee, by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    virtue of contractual rights, would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    be able to assert the same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exemption/preemption claim in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    litigation or a regulatory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    enforcement action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan.
7497719058 XXX       $XXX      MD    11/XX/2008 10/XX/2008   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7503724065 XXX       $XXX      MD    5/XX/2008  4/XX/2008    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family       Consummation: TIL in file indicated to be final. Expected funding
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             residence, state and federal testing may be impacted.                                                                                 date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        but is not dated.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7502323776 XXX       $XXX      NC    8/XX/2008  6/XX/2008    Primary    Construction-Permanent              2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                                                                                                                                                                                                         Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7497591784 XXX       $XXX      FL    5/XX/2007  3/XX/2007    Primary    Construction-Permanent              2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7497672761 XXX       $XXX      OK    6/XX/2008  6/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               but is not signed or dated by borrower so cannot confirm that borrower received.
7505707340 XXX       $XXX      FL    11/XX/2008 10/XX/2008   Second     Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                             Home                                                                                                                                                                                                                                                                                                                                        [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7496651457 XXX       $XXX      CT    1/XX/2007  11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        not signed or dated by borrower so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  received.
7505658656 XXX       $XXX      CA    3/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final, not signed or initialed
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      by Borrowers
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
7508337137 XXX       $XXX      MO    3/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7500052697 XXX       $XXX      MD    8/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7502566795 XXX       $XXX      TX    10/XX/2007 7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but is not signed by
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7492902741 XXX       $XXX      NC    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Debt Consolidation                                                                                                        Final Title Policy is missing.                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but is not signed by
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      borrower.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             business days of application.                                                                                                         date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     but is not signed or dated by borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                         determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7495825929 XXX       $XXX      TX    3/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final. Expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not dated by borrower so cannot confirm when borrower received the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL.
7504054339 XXX       $XXX      FL    9/XX/2006  6/XX/2006    Primary    Construction-Permanent              2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7504958990 XXX       $XXX      OK    9/XX/2006  9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7507899058 XXX       $XXX      FL    12/XX/2007 8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        but is not signed or dated by borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  borrower received
7500869161 XXX       $XXX      NM    4/XX/2003  3/XX/2003    UTD        Purchase                            3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             No         TNR Testing Not
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Required
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7501917685 XXX       $XXX      CA    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.                                                                                               required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Consummation: TIL in file indicated to be final, expected funding were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this  date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                     dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7498613440 XXX       $XXX      TX    7/XX/2007  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7492342370 XXX       $XXX      GA    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         but is not signed or dated by borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        borrower received
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7508277651 XXX       $XXX      GA    9/XX/2003  8/XX/2003    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7491245173 XXX       $XXX      VA    7/XX/2007  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.                                                                               required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             but is not signed or dated by borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        borrower received
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7502770536 XXX       $XXX      FL    11/XX/2005 8/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                   required parties: TIL appears to be final but not signed or
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date.  initialed by the borrower
                                                                                                                                                                                                                                                                                                                                                                                                         Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                         determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
7504334228 XXX       $XXX      FL    12/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                        Other                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7491436012 XXX       $XXX      TX    11/XX/2006 9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $7,514.76.                                                     Federal Compliance - Final TIL Finance Charge Under Disclosed: Under
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        disclosure due to lender MI Cert reflects this is Step Level MI and
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  TIL is disclosed as Level MI.
7502299491 XXX       $XXX      TX    1/XX/2007  10/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     Unable to determine the under disclosure due to missing the
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $122.37.                                                       date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        not signed or dated by borrower so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  received.
7509975634 XXX       $XXX      GA    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of    required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements           initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7495414787 XXX       $XXX      TX    7/XX/2007  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.36900%  Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                         is underdisclosed from calculated APR of 7.52004% outside of 0.125% tolerance.                                                        Unable to determine the under disclosure due to missing the
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $702.47.                                                       Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  not signed or dated by borrower so cannot confirm that borrower received.
7498829548 XXX       $XXX      CA    8/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7504263831 XXX       $XXX      CA    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              Mortgages, CHARM Booklet, not provided to the borrower.                                                                               required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    initialed by borrower.
                                                                                                                                                                                                  [2] Closing / Title - Security                                                                                                                                                                         were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                  Instrument is not on a                                                                                                                                                                                 application date.                                                                                                                     Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                  FNMA/FHLMC form and does not                                                                                                                                                                           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                  contain the following                                                                                                                                                                                  Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                  clauses:: Homestead Exemption                                                                                                                                                                          [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                  Waiver                                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7504658207 XXX       $XXX      TX    2/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                            Consummation: TIL in file indicated to be final. Expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  but is not dated by borrower so cannot confirm when borrower received the TIL.
7502055984 XXX       $XXX      FL    6/XX/2005  5/XX/2005    Investment Purchase                            3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             No         TNR Testing Not
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Required
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7506225796 XXX       $XXX      NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Debt Consolidation                                                                                                        Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       Unable to determine under disclosure due to missing itemization of
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             amount financed
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $37.57.                                                        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  dated by borrower so cannot confirm that borrower received.
7509559657 XXX       $XXX      TX    10/XX/2003 9/XX/2003    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7492443175 XXX       $XXX      IL    10/XX/2004 9/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7507486596 XXX       $XXX      CA    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the    Closing / Title - (Doc Error) TIL Error: Final TIL signed by all                                                                                             -
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         borrower.                                                                                                                             required parties is blank: TIL appears to be final but not signed
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original
                                                                                                                                                                                                                                                                                                                                                                                                         Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7491377728 XXX       $XXX      MO    5/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7500526545 XXX       $XXX      TX    12/XX/2003 11/XX/2003   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the    Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower.                                                                                                                             Consummation: TIL in file is indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          date same as disbursement and/or note date. Signature is dated, but
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.                                                                               cannot confirm when received by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7498407635 XXX       $XXX      NC    6/XX/2007  2/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Borrower signature not                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                            dated.: TIL signature not dated
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Consummation: TIL in file is indicated to be final, expected funding date same as disbursement and/or note date but signature is not dated so cannot confirm when received by borrower.
7498380268 XXX       $XXX      TX    8/XX/2006  7/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7497710275 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                  Instrument is not on a                                                                                                                                                                                 [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  FNMA/FHLMC form and does not                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                  contain the following                                                                                                                                                                                  provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                  clauses:: Homestead Exemption                                                                                                                                                                                                                                                                                                                Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                  Waiver                                                                                                                                                                                                                                                                                                                                       date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed or dated by borrower so cannot confirm that borrower received.
7505833446 XXX       $XXX      KS    1/XX/2005  9/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7497516230 XXX       $XXX      PA    8/XX/2005  7/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7507152344 XXX       $XXX      TX    5/XX/2007  11/XX/2006   Primary    Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7505245766 XXX       $XXX      TN    9/XX/2006  8/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                            Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7501535884 XXX       $XXX      NC    6/XX/2005  12/XX/2004   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                  [3] Application / Processing -
                                                                                                                                                                                                  Missing Document: Missing
                                                                                                                                                                                                  Final 1003
7493234801 XXX       $XXX      FL    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                            date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7491476547 XXX       $XXX      CA    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7492129771 XXX       $XXX      FL    5/XX/2005  3/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7501881972 XXX       $XXX      NC    1/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
7494882125 XXX       $XXX      AZ    5/XX/2006  1/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7503976386 XXX       $XXX      MD    8/XX/2006  7/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Borrower signature not                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  dated.: not signed nor dated
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                            required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                            initialed by borrower..
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7495952212 XXX       $XXX      MD    8/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7492899018 XXX       $XXX      MO    7/XX/2005  6/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                   Consummation: TIL in file is indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        date same as disbursement and/or note date. Signature is dated, but
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  cannot confirm when received by borrower.
7508076144 XXX       $XXX      CA    1/XX/2006  12/XX/2005   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7500009237 XXX       $XXX      IL    7/XX/2006  6/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7503916967 XXX       $XXX      TX    2/XX/2006  1/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7499089689 XXX       $XXX      SC    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                     initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant  but is not signed or dated by borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                         within three (3) business days of application due to missing information.                                                             borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within
                                                                                                                                                                                                                                                                                                                                                                                                         42 months of previous loan without a tangible net benefit to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7503770345 XXX       $XXX      CA    12/XX/2004 11/XX/2004   Investment Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7500663992 XXX       $XXX      IL    12/XX/2006 12/XX/2006   Investment Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7495919063 XXX       $XXX      MD    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                     initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      Consummation: TIL in file is indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant  dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7493288309 XXX       $XXX      GA    10/XX/2005 4/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7499346062 XXX       $XXX      SC    7/XX/2004  6/XX/2004    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7505596639 XXX       $XXX      FL    3/XX/2005  2/XX/2005    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7505729251 XXX       $XXX      VA    3/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       date same as disbursement and/or note date but is not dated by
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                            borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7492811362 XXX       $XXX      GA    1/XX/2006  12/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7490166055 XXX       $XXX      NC    4/XX/2007  2/XX/2007    Second     Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                             Home                                                                                                                                 Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7492674288 XXX       $XXX      CA    11/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          Unable to determine under disclosure due to missing Itemization of
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $778.80.                                                       Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                         DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7502208451 XXX       $XXX      WI    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                        Home Improvement                                                                                                                                                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7509505932 XXX       $XXX      TX    1/XX/2004  12/XX/2003   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7494728262 XXX       $XXX      WI    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    required parties: TIL appears to be final but not signed nor were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this  initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         not signed or dated by borrower so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant  received within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                         DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7496568750 XXX       $XXX      OR    11/XX/2005 9/XX/2005    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7491657857 XXX       $XXX      GA    2/XX/2006  2/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         application due to missing information.                                                                                               required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Consummation: TIL in file is indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7493818547 XXX       $XXX      TX    10/XX/2007 9/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7503024863 XXX       $XXX      VA    8/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7502748913 XXX       $XXX      CA    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               information.                                                                                                                          required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this  Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                     Prior or equal to Disbursement Date: Expiration date on RTC is a
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  typo, 01/XX/2006 was entered and should be 01/XX/2007.
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant  date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                         within three (3) business days of application due to missing information.                                                             but is not signed or dated by borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7494461998 XXX       $XXX      AZ    4/XX/2008  9/XX/2007    Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1                                                                                                                                                     No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                         used for any applicable Federal, State or Local compliance testing.                                                                                                                                                                                                                                Required
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7503616597 XXX       $XXX      MD    4/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
7507185505 XXX       $XXX      NC    12/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7499207021 XXX       $XXX      TX    5/XX/2004  3/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7491951235 XXX       $XXX      RI    3/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                 3        C        C        C        C                                                                                                                                                                                            3           C           C           C           C           [3] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): Rhode                                                                                                                                                               State - NC
                                                                                                                                                                                                                                                                                                                                                                                                         Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7502579556 XXX       $XXX      TX    6/XX/2006  5/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7508347913 XXX       $XXX      CA    9/XX/2005  8/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7500498651 XXX       $XXX      NC    3/XX/2008  2/XX/2008    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          Closing / Title - (Doc Error) TIL Error: Borrower signature not                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.                                                                               dated.: TIL in file indicated to be final. Expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case   but is not dated by borrower so cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                         Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.                              received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      Consummation: TIL in file indicated to be final. Expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                            date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        but is not dated by borrower so cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  received the TIL.
7492134959 XXX       $XXX      FL    9/XX/2005  8/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7492319503 XXX       $XXX      NC    5/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed or dated by borrower so cannot confirm that borrower received.
7500952172 XXX       $XXX      MD    12/XX/2004 10/XX/2003   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7490721517 XXX       $XXX      FL    4/XX/2006  4/XX/2006    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7493285199 XXX       $XXX      CA    5/XX/2006  4/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7490318630 XXX       $XXX      NY    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7495652792 XXX       $XXX      TX    12/XX/2006 12/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7497835519 XXX       $XXX      TX    4/XX/2006  3/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7493754737 XXX       $XXX      NC    4/XX/2007  3/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Closing / Title - (Doc Error) TIL Error: Borrower signature not                                                                                              -
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      dated.: TIL signature not dated
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                            Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final. Expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.
7499688995 XXX       $XXX      NC    4/XX/2005  3/XX/2005    Primary    Refinance Rate/Term                 3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7491482483 XXX       $XXX      GA    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         Consummation: TIL in file indicated to be final. Expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         but is not dated by borrower so cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7497721897 XXX       $XXX      NM    4/XX/2002  3/XX/2002    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                                                                                                      -
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7506409203 XXX       $XXX      TX    9/XX/2006  5/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL signed by all                                                                                             -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank                                        required parties is blank: TIL appears to be final but not signed
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        nor initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7499774398 XXX       $XXX      TN    11/XX/2007 11/XX/2007   Investment Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7498911704 XXX       $XXX      PA    8/XX/2003  7/XX/2003    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7499443334 XXX       $XXX      TX    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7506672973 XXX       $XXX      TN    3/XX/2007  2/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Consummation: TIL in file indicated to be final. Expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      date same as disbursement and/or note date but is not dated by
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                            borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7492645560 XXX       $XXX      TX    11/XX/2007 9/XX/2007    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7496265936 XXX       $XXX      VA    9/XX/2007  8/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                            Consummation: TIL in file indicated to be final. Expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  not dated by borrower so cannot confirm when borrower received the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL.
7503235551 XXX       $XXX      RI    2/XX/2006  12/XX/2005   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7503439655 XXX       $XXX      CA    3/XX/2008  3/XX/2008    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       Consummation: TIL in file is indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7492044721 XXX       $XXX      PA    10/XX/2006 2/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family       Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         residence, state and federal testing may be impacted.                                                                                 Consummation: TIL in file indicated to be final. Expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                            date same as disbursement and/or note date but is not dated by
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7495547967 XXX       $XXX      VA    12/XX/2004 11/XX/2004   Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                         containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Required
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7501202989 XXX       $XXX      MD    2/XX/2004  1/XX/2004    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                  Final 1003
7496089986 XXX       $XXX      VA    4/XX/2004  3/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the    Federal Compliance - Final TIL Finance Charge Under Disclosed:                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower.                                                                                                                             Unable to determine under disclosure due to missing Itemization of
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business    Consummation: TIL in file indicated to be final. Expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure due to missing information.                                                                                                date same as disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  but is not dated by borrower so cannot confirm when borrower
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $272.04.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7496572782 XXX       $XXX      PA    4/XX/2005  3/XX/2005    Primary    Purchase                            3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             No         TNR Testing Not
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Required
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7495572619 XXX       $XXX      TX    9/XX/2007  8/XX/2007    Investment Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7497812906 XXX       $XXX      VA    4/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7506450176 XXX       $XXX      SC    7/XX/2007  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all SELLER - GENERAL COMMENT             GENERAL COMMENT                                    -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not    required parties: TIL appears to be final but not signed nor         (2022/XX/09): The issue cited has    (2022/XX/09): The issue
                                                                                                                                                                                                                                                                                                                                                                                                         provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the  initialed by borrower                                                either been resolved or was          cited has either been
                                                                                                                                                                                                                                                                                                                                                                                                         loan.                                                                                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before determined to not be an exception as resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Consummation: TIL in file indicated to be final, expected funding    noted. Based on the review it        determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        date same as disbursement and/or note date but is not signed or      appears SC Code 37/XX/70 (D), prior  exception as noted. Based
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  dated by borrower so cannot confirm that borrower received.          to 2012 Brokerage companies -(CLD)   on the review it appears
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    were required to comply with         SC Code 37/XX/70 (D),
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    disclosing the Complaint disclosures prior to 2012 Brokerage for Mortgage loans; this requirement companies -(CLD) were
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    was not applicable to Federal        required to comply with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    regulated banks. The loan originated disclosing the Complaint
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    as a XXX loan in 7/2007; as such,    disclosures for Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    said disclosure was not applicable   loans; this requirement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    at time of origination.              was not applicable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    REVIEWER - GENERAL COMMENT           Federal regulated banks.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (2022/XX/09): AMC performs its       The loan originated as a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    review for compliance with state and XXX loan in 7/2007; as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    local laws enacted to combat         such, said disclosure was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    predatory lending without regard to  not applicable at time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the status of the originating        origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    lender, particularly in connection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    with reviews for secondary market
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    purchasers that are not federally
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    chartered institutions. In the event
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that a national bank originates a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan that triggers the thresholds of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    a state law enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    predatory lending and subsequently
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    sells that loan in the secondary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    market to an entity that is not a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    national bank/federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    institution there is some
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    uncertainty whether the assignee, by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    virtue of contractual rights, would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    be able to assert the same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exemption/preemption claim in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    litigation or a regulatory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    enforcement action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan.
7508349452 XXX       $XXX      NC    5/XX/2007  4/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [3] Insurance Documentation -                                                                                                              2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  not provided                                                                                                                                                                                           application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7495408377 XXX       $XXX      NC    3/XX/2006  2/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.                                                                               required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family       Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         residence, state and federal testing may be impacted.                                                                                 Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7490165643 XXX       $XXX      PA    10/XX/2006 9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                   required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  dated by borrower so cannot confirm that borrower received.
7493948763 XXX       $XXX      CA    2/XX/2007  1/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                  Instrument is not on a                                                                                                                                                                                 [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  FNMA/FHLMC form and does not                                                                                                                                                                           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                  contain the following                                                                                                                                                                                  provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                  clauses:: Homestead Exemption                                                                                                                                                                                                                                                                                                                Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                  Waiver                                                                                                                                                                                                                                                                                                                                       date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7501179749 XXX       $XXX      CA    10/XX/2007 9/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this  required parties: TIL appears to be final but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                     by the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business    Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         Disclosure due to missing information.                                                                                                Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7501394930 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                 [2] Closing / Title - Security                                                                                                             2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                  Instrument is not on a                                                                                                                                                                                 Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  FNMA/FHLMC form and does not                                                                                                                                                                           business days of application.                                                                                                         initialed by borrower.
                                                                                                                                                                                                  contain the following                                                                                                                                                                                  [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                  clauses:: Homestead Exemption                                                                                                                                                                          [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          Unable to determine under disclosure due to missing Itemization of
                                                                                                                                                                                                  Waiver                                                                                                                                                                                                 underdisclosed from calculated Finance Charge of $XXX in the amount of $104.53.                                                       Amount Financed
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7496661028 XXX       $XXX      CA    8/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7498685829 XXX       $XXX      FL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Debt Consolidation                                                                                                                                                                                                                                                                                                               Mortgages, CHARM Booklet, not provided to the borrower.                                                                               required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      Consummation: TIL in file indicated to be final. Expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     date same as disbursement and/or note date but is not dated by
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7503893040 XXX       $XXX      TX    6/XX/2006  5/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7495410854 XXX       $XXX      TX    2/XX/2004  1/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7500607909 XXX       $XXX      FL    12/XX/2005 7/XX/2005    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7494917789 XXX       $XXX      CA    7/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [2] Closing / Title - Security                                                                                                             2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                  Instrument is not on a                                                                                                                                                                                 [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  FNMA/FHLMC form and does not                                                                                                                                                                           compliance with rescission timing requirements.                                                                                       initialed by borrower.
                                                                                                                                                                                                  contain the following                                                                                                                                                                                  [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                  clauses:: Homestead Exemption                                                                                                                                                                          [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                  Waiver                                                                                                                                                                                                 provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7501470867 XXX       $XXX      MO    8/XX/2007  7/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      Consummation: TIL in file indicated to be final. Expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         date same as disbursement and/or note date but is not dated by
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7508564787 XXX       $XXX      TX    8/XX/2003  7/XX/2003    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                                                                                                                                                                                                                         borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
7497062945 XXX       $XXX      TX    7/XX/2003  6/XX/2003    UTD        Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7497491665 XXX       $XXX      GA    3/XX/2006  3/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7507939999 XXX       $XXX      SC    11/XX/2006 11/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all SELLER - GENERAL COMMENT             GENERAL COMMENT                                    -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not    required parties: TIL appears to be final but not signed nor         (2022/XX/14): The issue cited has    (2022/XX/14): The issue
                                                                                                                                                                                                                                                                                                                                                                                                         provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the  initialed by borrower.                                               either been resolved or was          cited has either been
                                                                                                                                                                                                                                                                                                                                                                                                         loan.                                                                                                                                 Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL   determined to not be an exception as resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             payment stream reflects termination of PMI after 241 months.         noted.  Based on the review it       determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          Calculated PMI duration is 271 months.                               appears SC Code 37/XX/70 (D), prior  exception as noted.
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $381.92.                                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before to 2012 Brokerage companies (CLD)    Based on the review it
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding    were required to comply with         appears SC Code 37/XX/70
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is                    disclosing the Complaint Disclosures (D), prior to 2012
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed or dated by borrower so cannot confirm that borrower      for Mortgage loans; this requirement Brokerage companies (CLD)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               received                                                             was not applicable to Federal        were required to comply
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    regulated banks.  The loan           with disclosing the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    originated as a XXX loan in 11/2006; Complaint Disclosures for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    as such, said disclosure was not     Mortgage loans; this
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    applicable at time of origination.   requirement was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    REVIEWER - GENERAL COMMENT           applicable to Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (2022/XX/14): "AMC performs its      regulated banks.  The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    review for compliance with state and loan originated as a XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    local laws enacted to combat         loan in 11/2006; as such,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    predatory lending without regard to  said disclosure was not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    the status of the originating        applicable at time of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    lender, particularly in connection   origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    with reviews for secondary market
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    purchasers that are not federally
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    chartered institutions. In the event
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that a national bank originates a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan that triggers the thresholds of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    a state law enacted to combat
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    predatory lending and subsequently
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    sells that loan in the secondary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    market to an entity that is not a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    national bank/federally chartered
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    institution there is some
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    uncertainty whether the assignee, by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    virtue of contractual rights, would
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    be able to assert the same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    exemption/preemption claim in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    litigation or a regulatory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    enforcement action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    South Carolina CHL Complaint Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Specifically in relation to the SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Complaint Agency Disclosure. The SC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Complaint Disclosure is part of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SC high cost law (albeit applicable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    to all Consumer Home Loans) and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    would therefore continue to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    tested based on the aforementioned
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    testing methodology. Additionally,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    South Carolina's Consumer Protection
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Code contains the high-cost
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    regulation under Chapter 23 entitled
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    "South Carolina High-Cost and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Consumer Home Loans Act", where
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    there is no specific exemption
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    provided to national banks and their
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    subs. The Act simply defines
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    "lender" as including, but not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    limited to, "a mortgage broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    originating a loan in a table-funded
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan transaction in which the broker
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    is identified as the original payee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    of the note." So while a national
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    bank may claim preemption from the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    state law banking statutes, there is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    some uncertainty whether any
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    assignee would be able to assert
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    that same exemption/preemption claim
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    in litigation or a regulatory
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    enforcement action involving the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    "
7499288363 XXX       $XXX      NC    10/XX/2006 10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               required parties: TIL appears to be Final, not signed or initialed by Borrower
7497730357 XXX       $XXX      CA    6/XX/2007  5/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    required parties: TIL appears to be final but not signed nor were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this  initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                     Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7499904451 XXX       $XXX      DC    9/XX/2006  9/XX/2006    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             not signed or dated by borrower so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        received.
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7493113338 XXX       $XXX      VA    10/XX/2003 9/XX/2003    Primary    Purchase                            3        D        D        D        D                                                 [2] General Appraisal                                                                                                                      3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             No         TNR Testing Not
                                                                                                                                                                                                  Requirements - Incorrect                                                                                                                                                                               containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Required
                                                                                                                                                                                                  Appraisal Form type: Appraisal                                                                                                                                                                         [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the
                                                                                                                                                                                                  Form 2055 (Exterior Only) used                                                                                                                                                                         borrower.
                                                                                                                                                                                                  for incorrect Subject property                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                  type.: Valuation Type: Drive                                                                                                                                                                           Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                  By / Valuation Report Date:                                                                                                                                                                            [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  10/XX/2003 Condo (High Rise)                                                                                                                                                                           Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7505888938 XXX       $XXX      TX    7/XX/2007  6/XX/2007    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.                                                                                                         date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7500439401 XXX       $XXX      FL    7/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Other                                                                                                                                                                                                                                                                                                                            [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine     required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         compliance with rescission timing requirements.                                                                                       initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed or dated by borrower so cannot confirm that borrower received.
7503545702 XXX       $XXX      MO    10/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7506566625 XXX       $XXX      TX    11/XX/2006 10/XX/2006   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:  required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.                                                      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7498873436 XXX       $XXX      TX    5/XX/2004  2/XX/2004    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7497262039 XXX       $XXX      FL    2/XX/2003  11/XX/2002   Primary    Purchase                            3        D        D        D        D                                                                                                                                                                                            3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                              No         TNR Testing Not
                                                                                                                                                                                                                                                                                                                                                                                                         Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                             Consummation: TIL in file indicated to be final, expected funding                                                                                            Required
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  dated by borrower so cannot confirm that borrower received.
7504212662 XXX       $XXX      VA    10/XX/2005 9/XX/2005    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                                                                                                                  -
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7507478129 XXX       $XXX      TX    2/XX/2004  1/XX/2004    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7503003201 XXX       $XXX      DE    4/XX/1999  6/XX/1998    Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.53500%  Federal Compliance - Final TIL Finance Charge Under Disclosed:                                                                                               -
                                                                                                                                                                                                                                                                                                                                                                                                         is underdisclosed from calculated APR of 7.80731% outside of 0.125% tolerance.                                                        Unable to determine under disclosure due to missing itemization of
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $567.65.
7499352322 XXX       $XXX      MD    2/XX/1999  1/XX/1999    UTD        Purchase                            3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             No         TNR Testing Not
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Required
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 02/XX/1999 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7499786270 XXX       $XXX      AL    12/XX/2006 10/XX/2006   Investment Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
7497038399 XXX       $XXX      MI    8/XX/2004  8/XX/2004    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] General - FHA - Informed                                                                                                               2           B           B           B           B           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer                                                                                                                                                              -
                                                                                                                                                                                                  Consumer Choice Disclosure was                                                                                                                                                                         Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
                                                                                                                                                                                                  not provided to borrower                                                                                                                                                                               [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage
                                                                                                                                                                                                  within 3 business days of the                                                                                                                                                                          Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                  loan application.: Disclosure:                                                                                                                                                                         [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                  FHA - Informed Consumer Choice                                                                                                                                                                         Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                  Disclosure (Government                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Documents)                                                                                                                                                                                             were run using an application date of 08/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
7508715122 XXX       $XXX      MI    12/XX/2007 11/XX/2007   Primary    Purchase                            2        B        B        B        B                                                 [2] General Appraisal                                                                                                                      2           B           B           B           B           [2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer                                                                                                                                                              -
                                                                                                                                                                                                  Requirements - Incorrect                                                                                                                                                                               Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
                                                                                                                                                                                                  Appraisal Form type: Appraisal                                                                                                                                                                         [2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage
                                                                                                                                                                                                  Form 1004/70 used for                                                                                                                                                                                  Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                  incorrect Subject property                                                                                                                                                                             [2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection
                                                                                                                                                                                                  type.: Valuation Type:                                                                                                                                                                                 Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                  Appraisal / Valuation Report
                                                                                                                                                                                                  Date: 12/XX/2007 Condo (Low
                                                                                                                                                                                                  Rise)
7509225345 XXX       $XXX      NJ    2/XX/1995  1/XX/1995    UTD        Purchase                            3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             No         TNR Testing Not
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Required
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 02/XX/1995 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1995 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7504864245 XXX       $XXX      PA    10/XX/1994 9/XX/1994    UTD        Purchase                            3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             No         TNR Testing Not
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Required
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 10/XX/1994 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7490332689 XXX       $XXX      PA    8/XX/1995  7/XX/1995    UTD        Purchase                            3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             No         TNR Testing Not
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Required
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 08/XX/1995 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1995 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7505950968 XXX       $XXX      NJ    10/XX/2003 9/XX/2003    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7497272740 XXX       $XXX      CT    6/XX/2004  5/XX/2004    UTD        Purchase                            3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7503992143 XXX       $XXX      NH    5/XX/2003  4/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7500883929 XXX       $XXX      CA    5/XX/1994  4/XX/1994    UTD        Purchase                            3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             No         TNR Testing Not
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Required
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         borrower.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 05/XX/1994 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7493867094 XXX       $XXX      CA    9/XX/1998  8/XX/1998    UTD        Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         borrower.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                  [3] Closing / Title - Missing                                                                                                                                                                          [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note
                                                                                                                                                                                                  Document: Security Instrument                                                                                                                                                                          Date of 09/XX/1998 used as disbursement date for compliance testing.
                                                                                                                                                                                                  - Subject Lien not provided                                                                                                                                                                            [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7493506427 XXX       $XXX      GA    12/XX/2001 11/XX/2001   Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  [3] Insurance Documentation -                                                                                                                                                                          [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Missing Document: Mortgage                                                                                                                                                                             were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Insurance Certificate (MIC)                                                                                                                                                                            application date.
                                                                                                                                                                                                  not provided                                                                                                                                                                                           [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7504824182 XXX       $XXX      TX    7/XX/2001  6/XX/2001    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7505573475 XXX       $XXX      GA    9/XX/2001  6/XX/2001    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of         Federal Compliance - Final TIL Finance Charge Under Disclosed:                                                                                               -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) Unable to determine under disclosure due to missing itemization of
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             business days of application.                                                                                                         amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is          Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $602.06.                                                       Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  dated by borrower so cannot confirm that borrower received.
7507308459 XXX       $XXX      NC    9/XX/1999  8/XX/1999    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 09/XX/1999 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 09/XX/1999, prior to three (3) business days from transaction date of 09/XX/1999.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                         Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor.
                                                                                                                                                                                                                                                                                                                                                                                                         The H-9 form was used, the H-8 form should have been used.
7509371354 XXX       $XXX      FL    7/XX/2001  6/XX/2001    UTD        Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         Security Instrument Notary Date of 07/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7507672128 XXX       $XXX      FL    5/XX/2001  4/XX/2001    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the    Federal Compliance - Final TIL Finance Charge Under Disclosed:                                                                                               -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              borrower.                                                                                                                             Unable to determine under disclosure due to missing Itemization of
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate          amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $118.99.
7502638423 XXX       $XXX      MO    3/XX/2002  2/XX/2002    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.       Federal Compliance - Final TIL Finance Charge Under Disclosed: Final                                                                                         -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing.                                       TIL is showing a payment steam as an ARM loan but the Note does not
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                   show as an ARM but a Fixed Rate Note.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original
                                                                                                                                                                                                                                                                                                                                                                                                         Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.07100%
                                                                                                                                                                                                                                                                                                                                                                                                         is underdisclosed from calculated APR of 6.94850% outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $14,892.40.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 03/XX/2002, prior to three (3) business days from transaction date of 03/XX/2002.
7496739699 XXX       $XXX      KS    4/XX/2001  3/XX/2001    Primary    UTD UTD                             3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 04/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7499085982 XXX       $XXX      SC    4/XX/2001  3/XX/2001    UTD        Refinance Rate/Term                 3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         Security Instrument Notary Date of 04/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7507486822 XXX       $XXX      FL    4/XX/2001  3/XX/2001    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             UTD        Indeterminable
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         Security Instrument Notary Date of 04/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7509168120 XXX       $XXX      TN    2/XX/2001  1/XX/2001    Primary    Refinance UTD                       3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              Date of 02/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Closing / Title - Missing                                                                                                                                                                          of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Document: Security Instrument                                                                                                                                                                          [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  - Subject Lien not provided                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7494634540 XXX       $XXX      TN    4/XX/2001  3/XX/2001    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             Yes        TR
                                                                        Debt Consolidation                                                                                                        Final Title Policy is missing.                                                                                                                                                                         containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         Security Instrument Notary Date of 04/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7491752221 XXX       $XXX      CA    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.       Federal Compliance - Final TIL Finance Charge Under Disclosed:                                                                                               -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.                                       Disclosed payment on Note of $2,138.99 does not correspond with the
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value  loan amount, loan term, and interest rate on the loan.
                                                                                                                                                                                                  [2] Closing / Title - Security                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Instrument is not on a                                                                                                                                                                                 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  FNMA/FHLMC form and does not                                                                                                                                                                           [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  contain the following                                                                                                                                                                                  were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  clauses:: Homestead Exemption                                                                                                                                                                          application date.
                                                                                                                                                                                                  Waiver                                                                                                                                                                                                 [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                         underdisclosed from calculated Finance Charge of $XXX in the amount of $2,022.52.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7491883635 XXX       $XXX      CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  [3] Closing / Title - (Missing                                                                                                                                                                         were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Doc) Missing Note Addendum:                                                                                                                                                                            application date.
                                                                                                                                                                                                  Note P&I does not match                                                                                                                                                                                [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family
                                                                                                                                                                                                  calculated P&I: Note P&I of                                                                                                                                                                            residence, state and federal testing may be impacted.
                                                                                                                                                                                                  $1,710.37 does not match                                                                                                                                                                               [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                  Calculated P&I of $1,705.64
                                                                                                                                                                                                  [2] Closing / Title - Security
                                                                                                                                                                                                  Instrument is not on a
                                                                                                                                                                                                  FNMA/FHLMC form and does not
                                                                                                                                                                                                  contain the following
                                                                                                                                                                                                  clauses:: Homestead Exemption
                                                                                                                                                                                                  Waiver
7501502023 XXX       $XXX      NC    12/XX/2002 11/XX/2002   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                   Closing / Title - (Doc Error) Security Instrument Error: Notary Date                                                                                         -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    was not provided: Instrument is dated 12/XX/2002, Notary date was
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this  entered as 12/XX/2003, estimated consummation date used for testing
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         application date.                                                                                                                     purposes.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                  [2] Closing / Title - Security                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of
                                                                                                                                                                                                  Instrument is not on a                                                                                                                                                                                 consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                  FNMA/FHLMC form and does not                                                                                                                                                                           [2] Closing / Title - (Doc Error) Security Instrument Error: Notary Date was not provided
                                                                                                                                                                                                  contain the following                                                                                                                                                                                  [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                  clauses:: Homestead Exemption                                                                                                                                                                          [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                  Waiver
7495816463 XXX       $XXX      VA    4/XX/2003  3/XX/2003    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
7508546116 XXX       $XXX      NC    12/XX/2004 11/XX/2004   Primary    Refinance Rate/Term                 3        C        C        C        C                                                 [3] Title / Lien Defect -                                                                                                                  3           C           C           C           C           [3] State Compliance - North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan                                                                                                                                                               State - NC
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         was made without a tangible net benefit to borrower due to missing prior loan information.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  [2] Closing / Title - Security                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Instrument is not on a                                                                                                                                                                                 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  FNMA/FHLMC form and does not                                                                                                                                                                           were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  contain the following                                                                                                                                                                                  application date.
                                                                                                                                                                                                  clauses:: Homestead Exemption                                                                                                                                                                          [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family
                                                                                                                                                                                                  Waiver                                                                                                                                                                                                 residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                         not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7509370395 XXX       $XXX      FL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7500267985 XXX       $XXX      GA    6/XX/2006  5/XX/2006    UTD        Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note                                                                                                                                                               -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Date of 06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             application date.
                                                                                                                                                                                                  [2] Closing / Title - Security                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                  Instrument is not on a                                                                                                                                                                                 Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant
                                                                                                                                                                                                  FNMA/FHLMC form and does not                                                                                                                                                                           within three (3) business days of application due to missing information.
                                                                                                                                                                                                  contain the following                                                                                                                                                                                  [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of
                                                                                                                                                                                                  clauses:: Homestead Exemption                                                                                                                                                                          consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                  Waiver                                                                                                                                                                                                 [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7493212925 XXX       $XXX      FL    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  [2] Closing / Title - Note is                                                                                                                                                                          were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  not on a FNMA/FHLMC form and                                                                                                                                                                           application date.
                                                                                                                                                                                                  does not contain the standard                                                                                                                                                                          [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family
                                                                                                                                                                                                  Due on Sale clause.                                                                                                                                                                                    residence, state and federal testing may be impacted.
                                                                                                                                                                                                  [2] Closing / Title - Security                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                  Instrument is not on a                                                                                                                                                                                 [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                  FNMA/FHLMC form and does not
                                                                                                                                                                                                  contain the following
                                                                                                                                                                                                  clauses:: Homestead Exemption
                                                                                                                                                                                                  Waiver
7491087525 XXX       $XXX      TX    9/XX/2002  8/XX/2002    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7498379583 XXX       $XXX      OK    12/XX/2002 11/XX/2002   UTD        Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7502472332 XXX       $XXX      TX    9/XX/2006  8/XX/2006    Investment Refinance Cash-out -                3        D        D        D        D                                                 [3] Application / Processing -                                                                                                             3           D           D           D           D           [3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document                                                                                                                                                             No         TNR Testing Not
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                                                                                Required
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
7492486826 XXX       $XXX      TX    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the
                                                                                                                                                                                                                                                                                                                                                                                                         Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The
                                                                                                                                                                                                                                                                                                                                                                                                         lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                         DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7490529175 XXX       $XXX      TX    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                 2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                                                                                                                                                                -
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  [3] Appraisal Documentation -                                                                                                                                                                          application date.
                                                                                                                                                                                                  Missing Document: Appraisal                                                                                                                                                                            [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family
                                                                                                                                                                                                  not provided                                                                                                                                                                                           residence, state and federal testing may be impacted.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              not provide Affiliated Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] State Compliance - Texas 50(a)(6) Security Instrument Provided on a TX Non-Home Equity Loan: Texas Home Equity 50(a)(6) Security
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         Instrument provided on a transaction determined not to be eligible for Texas Equity 50(a)(6). Potential contractual issue
                                                                                                                                                                                                  Missing Valuation:: Valuation                                                                                                                                                                          [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                  Type: Appraisal / Valuation                                                                                                                                                                            [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                  Report Date: <empty> Appraisal                                                                                                                                                                         [2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to
                                                                                                                                                                                                  is missing                                                                                                                                                                                             missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
                                                                                                                                                                                                  [2] Closing / Title - Security
                                                                                                                                                                                                  Instrument is not on a
                                                                                                                                                                                                  FNMA/FHLMC form and does not
                                                                                                                                                                                                  contain the following
                                                                                                                                                                                                  clauses:: Homestead Exemption
                                                                                                                                                                                                  Waiver
7503223916 XXX       $XXX      CA    4/XX/2001  2/XX/2001    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 03/XX/2001 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7494477885 XXX       $XXX      CA    2/XX/2005  1/XX/2005    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7505072468 XXX       $XXX      TX    1/XX/2009  12/XX/2008   Primary    Purchase                            2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                         -
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.                                                                                                  Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
7509125102 XXX       $XXX      PA    7/XX/2006  6/XX/2006    Investment Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Debt Consolidation                                                                                                        Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
7491159767 XXX       $XXX      MD    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                                         -
                                                                        Debt Consolidation                                                                                                        Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.                                       required parties: TIL appears to be final but not signed nor
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value  initialed by borrower.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.                                                                 Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests    Consummation: TIL in file indicated to be final, expected funding
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this  date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                     dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                         Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date.
                                                                                                                                                                                                                                                                                                                                                                                                         Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                         Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to the borrower by closing.
7507263334 XXX       $XXX      GA    9/XX/2001  8/XX/2001    Primary    Purchase                            2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the                                                                                                                                                                 -
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7508155574 XXX       $XXX      TN    2/XX/2002  1/XX/2002    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Application / Processing -                                                                                                             2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match                                                                                                                                                                   -
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              terms of loan.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate
                                                                                                                                                                                                                                                                                                                                                                                                         Mortgages, CHARM Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7502946872 XXX       $XXX      CA    6/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                 2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match                                                                                                                                                                   -
                                                                                                                                                                                                                                                                                                                                                                                                         terms of loan.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                         business days of application.
7507082300 XXX       $XXX      MD    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -      File does                                                                                                   2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                     Final Title Policy is missing. not contain                                                                                                                                                             Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.  either                                                                                                                                                                  [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing - Preliminary                                                                                                                                                             of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing      or Final                                                                                                                                                                [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                  Final 1003                     Title.                                                                                                                                                                  provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                         disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7498078096 XXX       $XXX      WA    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7496184330 XXX       $XXX      NJ    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect -                                                                                                                  3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to                                                                        SELLER - GENERAL COMMENT             GENERAL COMMENT                                    Late Charge
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         missing information.                                                                                                                                                                                       (2022/XX/02): The issue cited has    (2022/XX/02): The issue
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                            either been resolved or was          cited has either been
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.                                                                                                            determined to not be an exception as resolved or was
                                                                                                                                                                                                  Missing Document: Flood                                                                                                                                                                                [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                       noted. We have  located the subject  determined to not be an
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                               of a contract sales price or original loan amount, whichever applies.                                                                                                                                      loan's Home Equity Line of Credit    exception as noted. We
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.                                                                          Agreement dated 05/XX/2005 which     have  located the subject
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                       contains a Permissible Late Charge   loan's Home Equity Line
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure                                                                       Provision of $15.00 if any payment   of Credit Agreement dated
                                                                                                                                                                                                                                                                                                                                                                                                         not provided to borrower.                                                                                                                                                                                  is more than 10 days late.           05/XX/2005 which contains
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                         Supporting documents have been       a Permissible Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this                                                                       uploaded as XXX#XXX_Compliance       Provision of $15.00 if
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                                                                                          Documentation_05/XX/2022.            any payment is more than
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the                                                                       REVIEWER - GENERAL COMMENT           10 days late. Supporting
                                                                                                                                                                                                                                                                                                                                                                                                         state of New Jersey.                                                                                                                                                                                       (2022/XX/02): The HELOC Agreement    documents have been
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family                                                                            contracts for a late charge of $15   uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                         residence, state and federal testing may be impacted.                                                                                                                                                      if any payment is late. Because the  XXX#XXX_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                              HELOC Agreement does not contain a   Documentation_05/XX/2022.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    stated P&I, it becomes difficult to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine whether the $15 charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    would exceed the 5% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    threshold imposed under the law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Given the draw period would only be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    comprised of interest only payments,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    a late charge of $15 on any payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    under $300 would exceed the state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    cap of 5%. Since we don't have the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    P&I for which to calculate the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    percentage maximum imposed by the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    state, we cite the "unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine" exception accordingly.
7499565485 XXX       $XXX      NJ    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect -                                                                                                                  3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to                                                                        SELLER - GENERAL COMMENT             GENERAL COMMENT                                    Late Charge
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         missing information.                                                                                                                                                                                       (2022/XX/02): The issue cited has    (2022/XX/02): The issue
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                       either been resolved or was          cited has either been
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.                                                                                                                                      determined to not be an exception as resolved or was
                                                                                                                                                                                                  Missing Document: Flood                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                       noted. The missing document has been determined to not be an
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                               [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure                                                                       located and uploaded as XXX#XXX_Home exception as noted. The
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         not provided to borrower.                                                                                                                                                                                  Equity Line of Credit Agreement      missing document has been
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                         05.13.2022.                          located and uploaded as
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this                                                                       REVIEWER - GENERAL COMMENT           XXX#XXX_Home Equity Line
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                                                                                          (2022/XX/02): The HELOC Agreement    of Credit Agreement
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the                                                                        contracts for a late charge of $15   05.13.2022.
                                                                                                                                                                                                                                                                                                                                                                                                         state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.                                                                                                    if any payment is late. Because the
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family                                                                            HELOC Agreement does not contain a
                                                                                                                                                                                                                                                                                                                                                                                                         residence, state and federal testing may be impacted.                                                                                                                                                      stated P&I, it becomes difficult to
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                              determine whether the $15 charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    would exceed the 5% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    threshold imposed under the law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Given the draw period would only be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    comprised of interest only payments,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    a late charge of $15 on any payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    under $300 would exceed the state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    cap of 5%. Since we don't have the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    P&I for which to calculate the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    percentage maximum imposed by the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    state, we cite the "unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine" exception accordingly.
7504155690 XXX       $XXX      NJ    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Application / Processing -                                                                                                             3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to                                                                        SELLER - GENERAL COMMENT             GENERAL COMMENT                                    Late Charge
                                                                        Other                                                                                                                     Missing Document: Missing                                                                                                                                                                              missing information.                                                                                                                                                                                       (2022/XX/02): The issue cited has    (2022/XX/02): The issue
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                            either been resolved or was          cited has either been
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing.                                                                                                            determined to not be an exception as resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                       noted. The missing document has been determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.                                                                                                                                      located and uploaded as XXX#XXX_Home exception as noted. The
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.                                                                       Equity Line of Credit Agreement      missing document has been
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure                                                                       05.13.2022.                          located and uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                         not provided to borrower.                                                                                                                                                                                  REVIEWER - GENERAL COMMENT           XXX#XXX_Home Equity Line
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests                                                                         (2022/XX/02): The HELOC Agreement    of Credit Agreement
                                                                                                                                                                                                                                                                                                                                                                                                         were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this                                                                       contracts for a late charge of $15   05.13.2022.
                                                                                                                                                                                                                                                                                                                                                                                                         application date.                                                                                                                                                                                          if any payment is late. Because the
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the                                                                       HELOC Agreement does not contain a
                                                                                                                                                                                                                                                                                                                                                                                                         state of New Jersey.                                                                                                                                                                                       stated P&I, it becomes difficult to
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                                                                              determine whether the $15 charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    would exceed the 5% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    threshold imposed under the law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Given the draw period would only be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    comprised of interest only payments,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    a late charge of $15 on any payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    under $300 would exceed the state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    cap of 5%. Since we don't have the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    P&I for which to calculate the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    percentage maximum imposed by the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    state, we cite the "unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    determine" exception accordingly.
7499706063 XXX       $XXX      NM    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                                                                                                                                                                                                         Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7497813688 XXX       $XXX      MA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Flood                                                                                                                                                                                [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                               Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         interest.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7492846940 XXX       $XXX      NY    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Flood                                                                                                                                                                                [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                               [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         not provided to borrower.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7495981298 XXX       $XXX      NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                3        C        C        C        C                                                 [3] Title / Lien Defect -                                                                                                                  3           C           C           C           C           [3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge                                                                                                                                                               Late Charge
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         of greater than 5.0% or a grace period less than 15 days.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Flood                                                                                                                                                                                [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Certificate not provided                                                                                                                                                                               were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         application date.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7509309078 XXX       $XXX      CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                                                                                                                                                            2           B           B           B           B           [2] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those                                                                                                                                                                      -
                                                                        Other                                                                                                                                                                                                                                                                                                                            disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing.
7503562631 XXX       $XXX      CO    11/XX/2006 11/XX/2006   Second     Purchase                            1        A        A        A        A                                                                                                                                                                                            1           A           A           A           A                                                                                                                                                                                                                                                                                                              -
                                                             Home
7505004975 XXX       $XXX      AZ    3/XX/2006  2/XX/2006    UTD        Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of                                                                                                                                                   No         TNR Testing Not
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable                                                                                                                                                                Required
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7507242489 XXX       $XXX      FL    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of                                                                                                                                                   No         TNR Testing Not
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable                                                                                                                                                                Required
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not
                                                                                                                                                                                                                                                                                                                                                                                                         provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                         disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7504415027 XXX       $XXX      FL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              application date.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7494570355 XXX       $XXX      FL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7496356977 XXX       $XXX      FL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of                                                                                                                                                   No         TNR Testing Not
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable                                                                                                                                                                Required
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Lien - Missing note/terms                                                                                                                                                                          of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  on senior lien.  Subject loan                                                                                                                                                                          [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  is in second position.: Lien                                                                                                                                                                           were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this
                                                                                                                                                                                                  Position: 1                                                                                                                                                                                            application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7497232241 XXX       $XXX      CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  [3] Lien - Missing note/terms                                                                                                                                                                          application date.
                                                                                                                                                                                                  on senior lien.  Subject loan                                                                                                                                                                          [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family
                                                                                                                                                                                                  is in second position.: Lien                                                                                                                                                                           residence, state and federal testing may be impacted.
                                                                                                                                                                                                  Position: 1                                                                                                                                                                                            [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7494179879 XXX       $XXX      CA    5/XX/2007  4/XX/2007    UTD        UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Loan File - (Missing Doc) Incomplete loan images/file                                                                             Loan File - (Missing Doc) Incomplete loan images/file: File only                                                                                  UTD        Indeterminable
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         [3] Closing / Title - Missing Document: Note - Subject Lien not provided                                                              contains Mortgage. Compliance testing not completed.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [3] Closing / Title - Missing Final HUD-1
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Closing / Title - TILA - Final TIL Missing
7494920516 XXX       $XXX      CA    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  [3] Lien - Missing note/terms                                                                                                                                                                          application date.
                                                                                                                                                                                                  on senior lien.  Subject loan                                                                                                                                                                          [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family
                                                                                                                                                                                                  is in second position.: Lien                                                                                                                                                                           residence, state and federal testing may be impacted.
                                                                                                                                                                                                  Position: 1                                                                                                                                                                                            [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7491953900 XXX       $XXX      GA    12/XX/2004 11/XX/2004   UTD        UTD UTD                             3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of                                                                                                                                                   UTD        Indeterminable
                                                                                                                                                                                                  Final Title Policy is missing.                                                                                                                                                                         Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note
                                                                                                                                                                                                                                                                                                                                                                                                         Date of 12/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7495037083 XXX       $XXX      GA    8/XX/2003  7/XX/2003    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of                                                                                                                                                   Yes        TR
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable                                                                                                                                                                Indeterminable
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7492869336 XXX       $XXX      NY    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7508481709 XXX       $XXX      MD    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of                                                                                                                                                   No         TNR Testing Not
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable                                                                                                                                                                Required
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7504453524 XXX       $XXX      MD    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         state minimum of 15 days.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] State Compliance - Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Application / Processing - Missing Document: Missing Lender's Initial 1003
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                         Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
7494395103 XXX       $XXX      PA    8/XX/2003  7/XX/2003    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              not provided to borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
7502670341 XXX       $XXX      PA    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value                                                                                                                                                               -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              not provided to borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  [3] Closing / Title - Missing                                                                                                                                                                          were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Document: Security Instrument                                                                                                                                                                          application date.
                                                                                                                                                                                                  - Subject Lien not provided                                                                                                                                                                            [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of
                                                                                                                                                                                                  [3] Lien - Missing note/terms                                                                                                                                                                          10 days is less than the state minimum of 15 days.
                                                                                                                                                                                                  on senior lien.  Subject loan                                                                                                                                                                          [2] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge
                                                                                                                                                                                                  is in second position.: Lien                                                                                                                                                                           exceeds state maximum due to missing information.
                                                                                                                                                                                                  Position: 1                                                                                                                                                                                            [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7505149479 XXX       $XXX      VT    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                2        B        B        B        B                                                 [3] Title / Lien Defect -                                                                                                                  2           B           B           B           B           [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.                                                                                                                                                                    -
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              [2] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure
                                                                                                                                                                                                  [3] Lien - Missing note/terms                                                                                                                                                                          not provided to borrower.
                                                                                                                                                                                                  on senior lien.  Subject loan                                                                                                                                                                          [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                                  is in second position.: Lien                                                                                                                                                                           were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                                  Position: 1                                                                                                                                                                                            application date.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
7509251445 XXX       $XXX      MI    1/XX/2004  12/XX/2003   Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of                                                                                                                                                   No         TNR Testing Not
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable                                                                                                                                                                Required
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  [3] Lien - Missing note/terms                                                                                                                                                                          Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                  on senior lien.  Subject loan                                                                                                                                                                          [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due
                                                                                                                                                                                                  is in second position.: Lien                                                                                                                                                                           to missing information.
                                                                                                                                                                                                  Position: 1                                                                                                                                                                                            [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7496295174 XXX       $XXX      MI    3/XX/2002  2/XX/2002    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Federal Compliance - Right of Rescission Timing HELOC - Receipt Date                                                                              No         TNR Testing Not
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable   Missing: Signatures missing.                                                                                                                                 Required
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  [3] Lien - Missing note/terms                                                                                                                                                                          Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing.
                                                                                                                                                                                                  on senior lien.  Subject loan                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  is in second position.: Lien                                                                                                                                                                           of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Position: 1                                                                                                                                                                                            [2] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
7505312444 XXX       $XXX      MI    5/XX/2003  4/XX/2003    Primary    Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of                                                                                                                                                   No         TNR Testing Not
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable                                                                                                                                                                Required
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                                                                                                                                                                                                                         Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                         Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
7501256525 XXX       $XXX      OK    1/XX/2005  12/XX/2004   UTD        Refinance Cash-out -                3        D        D        D        D                                                 [3] Title / Lien Defect -                                                                                                                  3           D           D           D           D           [3] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of                                                                                                                                                   No         TNR Testing Not
                                                                        Other                                                                                                                     Final Title Policy is missing.                                                                                                                                                                         Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable                                                                                                                                                                Required
                                                                                                                                                                                                  No evidence of title in file.                                                                                                                                                                          Federal, State or Local compliance testing impacted by points and fees is unreliable.
                                                                                                                                                                                                  [3] Application / Processing -                                                                                                                                                                         [2] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                                  Missing Document: Missing                                                                                                                                                                              disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                  Final 1003                                                                                                                                                                                             [2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                                  [3] Lien - Missing note/terms                                                                                                                                                                          Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                  on senior lien.  Subject loan                                                                                                                                                                          [2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value
                                                                                                                                                                                                  is in second position.: Lien                                                                                                                                                                           of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                  Position: 1                                                                                                                                                                                            [2] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                         [2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
7494706895 XXX       $XXX      AZ    1/XX/2020  10/XX/2019   Primary    Refinance Cash-out -   Safe Harbor  3        B        B        B        B                                                 [3] AUS Discrepancy /          Loan was                                                                                                    2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule  Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided                                                                                         -
                                                                        Other                  QM                                                                                                 Guidelines Discrepancy - AUS   manually                                                                                                                                                                (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.      3 Business Days Prior to Consummation: Borrowers receipt of
                                                                                                                                                                                                  Findings: All conditions were  approved.                                                                                                                                                               (Type:Primary/12/XX/2019)                                                                                                             appraisal was not located in the file.
                                                                                                                                                                                                  not met                        Guideline                                                                                                                                                               [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule  Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided
                                                                                                                                                                                                  [3] Insurance Analysis -       perimiters                                                                                                                                                              (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.      3 Business Days Prior to Consummation: Borrowers receipt of
                                                                                                                                                                                                  Insufficient Coverage: Hazard  were not                                                                                                                                                                (Type:Primary/12/XX/2019)                                                                                                             appraisal was not located in the file.
                                                                                                                                                                                                  insurance coverage amount is   provided.                                                                                                                                                               [2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage Federal Compliance - QM Employment History - Current and/or Previous
                                                                                                                                                                                                  insufficient.                  Coverage is                                                                                                                                                             (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment.               Employment Documentation lacks Date Info: VOE from prior employer
                                                                                                                                                                                                  [3] Application / Processing - short by                                                                                                                                                                (XXX/10585752)                                                                                                                        was not located in the file.
                                                                                                                                                                                                  Missing Document: Fraud Report $XXX.   A                                                                                                                                                               [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan    Federal Compliance - TRID Final Closing Disclosure Non Escrowed
                                                                                                                                                                                                  not provided                   replacement                                                                                                                                                             Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 96.00 on Final Closing Disclosure provided on 01/XX/2020 not        Property Costs Year 1: Appraisal disclosed HOA of $100/annual
                                                                                                                                                                                                  [3] Income Documentation - The cost                                                                                                                                                                    accurate. (Final/01/XX/2020)                                                                                                          ($8.33/mo)  CD disclosed $96.00/annual ($8.00/mo)
                                                                                                                                                                                                  verification of employment is  estimate was
                                                                                                                                                                                                  required and was not found in  not located
                                                                                                                                                                                                  file.: Borrower: XXX //        in the file.
                                                                                                                                                                                                  Employment Type: Employment /  Fraud Report
                                                                                                                                                                                                  Income Type: Wages / Start     was not
                                                                                                                                                                                                  Date: 11/XX/2010               located in
                                                                                                                                                                                                                                 the file.
                                                                                                                                                                                                                                 VVOE for
                                                                                                                                                                                                                                 prior
                                                                                                                                                                                                                                 employer is
                                                                                                                                                                                                                                 not located
                                                                                                                                                                                                                                 in the file.
7495688758 XXX       $XXX      WA    6/XX/2014  5/XX/2014    Investment Purchase               N/A          3        B        B        B        B                                                 [3] Application / Processing - Missing                                                                                                     2           B           B           B           B           [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule  Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided                                                                                         -
                                                                                                                                                                                                  Missing Document: Fraud Report statement to                                                                                                                                                            (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.      3 Business Days Prior to Consummation: The receipt of appraisal was
                                                                                                                                                                                                  not provided                   verify P&I.                                                                                                                                                             (Type:Primary/06/XX/2014)                                                                                                             not provided.
                                                                                                                                                                                                  [3] Income Documentation - REO
                                                                                                                                                                                                  Documents are missing.:
                                                                                                                                                                                                  Address: XXX, WA Statement
7505038099 XXX       $XXX      TX    11/XX/2018 10/XX/2018   Second     Purchase               Temporary    3        B        B        B        B                                                 [3] Application / Processing - Please                                                                                                      2           B           B           B           B           [2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account         Federal Compliance - RESPA -  Initial Escrow Account Statement                                                                                               -
                                                             Home                              SHQM                                                                                               Missing Document: Fraud Report provide a                                                                                                                                                               statement is compliant based on missing information.                                                                                  Missing: The IEADS is neither a dated document or signed and dated
                                                                                               (GSE/Agency                                                                                        not provided                   fraud report                                                                                                                                                            [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:    by the borrower.
                                                                                               Eligible)                                                                                                                         with all red                                                                                                                                                            Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,571.00 exceeds tolerance of $846.00.  Insufficient or Federal Compliance - TRID Zero Percent Tolerance Violation Without
                                                                                                                                                                                                                                 flags                                                                                                                                                                   no cure was provided to the borrower. (7200)                                                                                          Sufficient Cure Provided: The fee increased on the final LE dated
                                                                                                                                                                                                                                 cleared, as                                                                                                                                                                                                                                                                                                   11/XX/2018, however, there is no valid changed circumstance
                                                                                                                                                                                                                                 applicable.                                                                                                                                                                                                                                                                                                   documented.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Provide a post-close CD disclosing the tolerance cure to include
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               $725.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.